UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Name of Fund: Western Asset Funds, Inc.

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2006

Date of reporting period: September 30, 2005

Item 1– Report to Shareholders

Investment Commentary

and Semi-Annual Report to

Shareholders

September 30, 2005

Western Asset Funds, Inc.

Institutional and Financial Intermediary Classes

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

For more information, visit us on the web

at www.westernassetfunds.com.

Investment Commentary

Market Commentary, April 2005-September 2005

Led by four 25 basis pointA hikes in the Fed funds rate, short-term interest rates rose substantially higher during the period, while longer-maturity bond yields fell, resulting in a significant, and quite unusual, flattening of the yield curve. The economy remained healthy, as suggested by a 14% surge in federal tax receipts, 2.5% growth in real personal incomes, ongoing double-digit growth in capital spending, and a record-setting level of corporate profits relative to GDP. The dollar rose against most currencies, as higher short-term interest rates bolstered the market’s confidence in the Fed’s ability to keep inflation contained, while the faltering European and Japanese economies weakened demand for their currencies and allowed interest rates to fall. Commodity prices were mixed, but crude oil surged from $55 to as high as $70 per barrel and prices in the energy sector in general moved significantly higher. Credit markets were surprised by news that GM and Ford debt was downgraded to junk, and the ripple effects were felt throughout the investment grade, high yield and emerging markets sectors as spreads generally widened, particularly on lower-quality and longer-maturity issues. Wider spreads finally lured buyers from out of the woodwork, however, with the result that spreads tightened toward the end of the period. Mortgage-backed spreads widened marginally, as the pace of refinancings increased and rising short-term interest rates raised the specter of extension risk. Treasury Inflation-Protected Securities (“TIPS”) outperformed Treasuries, as actual inflation proved higher than what the market had assumed at the beginning of the period.

Performance Information

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gains distributions. Performance would have been lower if fees had not been waived in various periods.

Western Asset Limited Duration Bond Portfolio

		Average Annual Total Return
	Third Quarter 2005	One Year	Since InceptionB
Western Asset Limited Duration Bond Portfolio
Institutional Class	0.32%	2.13%	2.05%
Merril Lynch 1-3 Year Treasury IndexC	0.09%	0.98%	1.01%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period ended September 30, 2005, since short-term interest rates and lower quality credit spreads rose. With strategies producing mixed but generally positive results, however, the Portfolio’s total return of 1.70% (net of expenses) exceeded that of its benchmark, the Merrill Lynch 1-3 year Treasury Index, which recorded a total return of 1.23%. Mortgage-backed sector exposure was underweight for the first part of the period, and this benefited from a gradual widening of spreads. Overweight exposure to TIPS made a positive contribution to returns since inflation came in somewhat higher than expectations. A modest barbelled exposure to maturities contributed to performance since the curve continued to flatten, and our tactical duration shifts within a neutral to underweight range benefited as rates moved irregularly higher. An overweighting to intermediate BBB corporate securities detracted somewhat from performance, since spreads rose.

A	100 bps = 1%.
B	The Fund’s Institutional Class inception date is October 1, 2003. Index returns are for periods beginning September 30, 2003.
C	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years. The index does not incur fees and expenses and cannot be purchased directly by investors.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Intermediate Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Five Years	Ten Years
Western Asset Intermediate Bond Portfolio
Institutional Class	-0.12%	2.74%	6.89%	6.60%
Lehman Intermediate U.S. Government/Credit Bond IndexD	-0.52%	1.50%	6.16%	6.12%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period ended September 30, 2005, since short-term interest rates and lower quality credit spreads rose. With strategies producing mixed but generally positive results, however, the Portfolio’s total return of 2.19% (net of expenses) exceeded that of its benchmark, the Lehman Intermediate U.S. Government/Credit Bond Index, which recorded a total return of 1.95%. Mortgage-backed sector exposure was underweight for the first part of the period, and this benefited from a gradual widening of spreads. Overweight exposure to TIPS made a positive contribution to returns since inflation came in somewhat higher than expectations. A modest barbelled exposure to maturities contributed to performance since the curve continued to flatten, and our tactical duration shifts within a neutral to underweight range benefited as rates moved irregularly higher. An overweighting to intermediate BBB corporate securities detracted somewhat from performance, since spreads rose.

Western Asset Intermediate Plus Bond Portfolio

		Average Annual Total Return
	Third Quarter 2005	One Year	Since InceptionE
Western Asset Intermediate Plus Bond Portfolio
Institutional Class	0.05%	3.26%	3.01%
Lehman Intermediate U.S. Government/Credit Bond IndexD	-0.52%	1.50%	1.08%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period ended September 30, 2005, since short-term interest rates and lower quality credit spreads rose. With strategies producing mixed but generally positive results, however, the Portfolio’s total return of 2.69% (net of expenses) exceeded that of its benchmark, the Lehman Intermediate U.S. Government/Credit Bond Index, which recorded a total return of 1.95%. Mortgage-backed sector exposure was underweight for the first part of the period, and this benefited from a gradual widening of spreads. Overweight exposure to TIPS made a positive contribution to returns since inflation came in somewhat higher than expectations. A modest barbelled exposure to maturities contributed to performance since the curve continued to flatten, and our tactical duration shifts within a neutral to underweight range benefited as rates moved irregularly higher. An overweighting to intermediate BBB corporate securities detracted somewhat from performance, since spreads rose. Modest nondollar bond exposure added to returns since foreign yields fell. Modest exposure to high-yield and emerging-market debt also added to returns as spreads tightened.

D	A market value-weighted index that tracks the daily price, coupon and total return performance of fixed-rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. Government agencies, quasi-federal corporations and corporations whose debt is guaranteed by the U.S. Government and has at least $100 million par amount outstanding and at least one year to maturity. The index does not incur fees and expenses and cannot be purchased directly by investors.
E	The Fund’s Institutional Class inception date is April 1, 2004. Index returns are for periods beginning March 31, 2004.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Investment Commentary

Western Asset Core Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Five Years	Ten Years	SinceF Inception
Western Asset Core Bond Portfolio
Institutional Class	-0.34%	3.31%	7.60%	7.09%	8.39%
Financial Intermediary Class	-0.40%	2.95%	7.28%	N/A	7.06%
Lehman Aggregate Bond IndexG	-0.67%	2.80%	6.62%	6.55%	7.58%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period ended September 30, 2005, since short-term interest rates and lower quality credit spreads rose. With strategies producing mixed but generally positive results, the Portfolio’s Institutional Class total return of 2.90% (net of expenses) exceeded that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 2.31%. Mortgage-backed sector exposure was underweight for the first part of the period, and this benefited from a gradual widening of spreads. Overweight exposure to TIPS made a positive contribution to returns since inflation came in somewhat higher than expectations. A modest barbelled exposure to maturities contributed to performance since the curve continued to flatten, and our tactical duration shifts within a neutral to underweight range benefited as rates moved irregularly higher. An overweighting to intermediate BBB corporate securities detracted somewhat from performance, since spreads rose.

Western Asset Core Plus Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Three Years	Five Years	SinceH Inception
Western Asset Core Plus Bond Portfolio
Institutional Class	-0.08%	5.05%	7.81%	8.60%	7.22%
Financial Intermediary Class	-0.14%	4.90%	7.57%	N/A	7.11%
Lehman Aggregate Bond IndexG	-0.67%	2.80%	3.96%	6.62%	6.05%

The impact of market conditions on the Fund’s performance was mixed for the 6-month period ended September 30, 2005, since short-term interest rates and lower quality credit spreads rose. With strategies producing generally positive results, the Portfolio’s Institutional Class total return of 3.16% (net of expenses) exceeded that of its benchmark, the Lehman Aggregate Bond Index, which recorded a total return of 2.31%. Mortgage-backed sector exposure was underweight for the first part of the period, and this benefited from a gradual widening of spreads. Overweight exposure to TIPS made a positive contribution to returns since inflation came in somewhat higher than expectations. A modest barbelled exposure to maturities contributed to performance since the curve continued to flatten, and our tactical duration shifts within a neutral to underweight range benefited as rates moved irregularly higher. Moderate nondollar exposure benefited as foreign bonds outperformed their domestic counterparts. Moderate exposure to high-yield and emerging market debt benefited from tighter spreads. An overweighting to intermediate BBB corporate securities detracted somewhat from performance, since spreads rose.

F	The Fund’s Institutional Class inception date is September 4, 1990. The Financial Intermediary Class inception date is July 22, 1999. Index returns are for periods beginning August 31, 1990, for the Institutional Class.
G	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not incur fees and expenses and cannot be purchased directly by investors.
H	The Fund’s Institutional Class inception date is July 8, 1998. The Financial Intermediary Class inception date is January 8, 2002. Index returns are for periods beginning June 30, 1998, for the Institutional Class.

The Investment Commentary is not a part of the Semi-Annual Report to Shareholders.

Portfolio Manager Commentary

Western Asset Inflation Indexed Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Three Years	SinceI Inception
Western Asset Inflation Indexed Plus Bond Portfolio
Institutional Class	0.23%	5.81%	6.63%	8.45%
Lehman U.S. Treasury Inflation Notes IndexJ	0.08%	5.31%	6.68%	8.66%

Rising real yields were negative for the Fund’s performance (nominal performance). In a sense it was an unfriendly environment. But on a relative basis our strategies added value and we beat the benchmark. With strategies producing mixed but generally positive results, the Fund’s total return of 3.20% (net of expenses) exceeded that of its benchmark, the Lehman U.S. Treasury Inflation Notes Index, which recorded a total return of 3.07%. Underweight duration exposure contributed to performance as yields rose, and our expectation that the yield curve would flatten was rewarded as short- and intermediate-term yields rose more than longer-term yields. Modest exposure to nondollar inflation-linked bonds added to returns since foreign real yields rose by less than their domestic counterparts. Modest exposure to lower-quality corporate bonds and emerging-market debt also added to returns thanks to their higher yields and a tightening of spreads.

Western Asset High Yield Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Three Years	SinceK Inception
Western Asset High Yield Bond Portfolio
Institutional Class	1.51%	6.54%	14.72%	9.33%
Lehman High Yield IndexL	0.93%	6.71%	16.01%	11.13%

For the six-month period ending September 30, 2005, the Fund returned 3.46%, (net of expenses) versus 3.61% for the 2% Issuer Constrained Lehman High Yield Index. The primary reason for the underperformance was due to the Fund’s overweighted position to lower rated issues. BB rated issues returned 4.28% for the period versus CCC’s which returned 2.77%. Additionally, our somewhat shorter duration position detracted from performance as longer duration securities experienced markedly better performance. During the period, short-term interest rates rose while long-term interest rates dropped. Industry positioning had little impact on relative performance. The Fund’s underweight to Basic Industry and overweight to Energy credits aided performance. Overweights to Capital Goods and underweight to Media Non-Cable hurt relative performance. Issue selection added to performance. The Fund was overweight a number of top performers, including GM (+4.87%), El Paso (+6.62%), and Charter (+6.94%) and underweight poor performers including Calpine (-7.38%). Fundamentals and technicals remain, on balance, favorable. However, historically tight valuations as well as increasing LBO risks and other shareholder friendly activities necessitate a more cautious approach to the market going forward.

I	The Fund’s Institutional Class inception date is March 1, 2001. Index returns are for periods beginning February 28, 2001.
J	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. The index does not incur fees and expenses and cannot be purchased directly by investors.
K	The Fund’s Institutional Class inception date is September 28, 2001. Index returns are for periods beginning September 30, 2001.
L	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed-rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. The index does not incur fees and expenses and cannot be purchased directly by investors.

The Portfolio Manager Commentary is not a part of the Xxxxx Report to Shareholders.

v

Western Asset Non-U.S. Opportunity Bond Portfolio

		Average Annual Total Returns
	Third Quarter 2005	One Year	Three Years	Five Years	SinceM Inception
Western Asset Non-U.S. Opportunity Bond Portfolio
Institutional Class	0.53%	10.75%	9.09%	10.79%	8.08%
Citigroup World Government
ex-U.S. Bond Index (Hedged)N	0.33%	7.04%	4.47%	5.71%	5.88%

For the six-month period ending September 30, 2005, the Fund returned 4.70%, (net of expenses), which exceeded that of its reference index, Citigroup World Government ex-U.S. Bond Index (Hedged), which recorded a total return of 3.51% for the six-months period ending September 30, 2005. The Fund was initially short duration compared to its index, which detracted from performance. We then added to duration in late April, which contributed positively to performance. Throughout the period, the Fund was underweight to Japan, which contributed to performance. Throughout the period, the Fund held a changing allocation to inflation-linked bonds (TIPS, French Linkers), which had a mixed contribution to performance as real yields initially rose but fell later in the period. In general, positions in peripheral markets were rewarded. Also, the Fund’s currency positions had a positive impact following the “no” votes in France and the Netherlands, which led to a decline of the euro.

INVESTMENT COMMENTS

The Katrina disaster has seriously disrupted a portion of the U.S. economy and the lives of millions of people, but it’s not likely a major hit to the economy as a whole. There are good things and bad things going on in the world, and while caution is in order, we don’t have reason to expect any dramatic changes in current conditions in the near term.

Energy prices have subsided in the wake of the tragedy, but are still elevated. However, in real terms, today’s oil prices are less than they were in the early 1980s, and the U.S. economy (and most industrialized economies) now requires about half as much oil per unit of output as it did back then, thanks to conservation, substitution, and the expansion of the service sector. Higher prices have already resulted in a significant increase in oil exploration, and together with a marginal decline in demand for oil, this likely precludes a “we’re running out of oil” scenario from developing.

U.S. fiscal policy remains stimulative, thanks to relatively low tax burdens and low levels of taxation on capital. Given that federal revenues have increased $100 billion more than expected just a year ago, Katrina-related spending—which is unlikely to exceed $50-100 billion in the next year—should not significantly impact the deficit, the bond market, or the economy. Meanwhile, corporate profits continue to be robust, giving corporations the wherewithal to boost capital spending at double-digit rates for the foreseeable future.

While many fret that rising interest rates and prices of real estate and energy pose a serious threat to the economy in the future, they are better thought of as the result of strong demand. Rising oil prices are an expense to many but a boon to producers, who recycle their profits in part into new exploration and in part back into the financial markets. Easy money boosts demand for oil inventories, and also makes it easier for higher energy costs to be passed through to other prices. As for the broader issue of the U.S. current account deficit, should foreigners tire of spending their trade surplus on our bonds, their demand for our exports will surge, and this shift could well make headlines in coming years. Housing prices seem extravagant, but according to the Federal Reserve, U.S. households are spending roughly the same fraction of their disposable income on housing as they have for the past few decades. Rising prices thus reflect not only strong demand and strong growth in incomes, but also relatively low interest rates. Higher interest rates could actually benefit the household sector, since consumers have more floating rate assets than floating rate debts.

M	The Fund’s Institutional Class inception date is July 15, 1998. Index returns are for periods beginning July 31, 1998.
N	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. The index does not incur fees and expenses and cannot be purchased directly by investors.

The bigger picture is one in which prices of most tangible assets are rising, led by gold. Gold is the “canary in the coal mine” that signals whether monetary policy is too easy or too tight, and $475 gold suggests that monetary policy has not yet restored an equilibrium between the supply and demand for money. Relatively slow growth in U.S. monetary aggregates is also a part of this picture, since it reflects declining dollar demand and rising velocity, another inflation symptom.

The inflation signal from sensitive asset prices cannot be dismissed just because interest rates are low and breakeven spreads on inflation-linked bonds are also relatively low. The bond market has rarely been a good predictor of inflation pressures, as evidenced by low real interest rates in the rising inflation period of the 1970s and the high real rates that prevailed during the disinflationary 1980s and 90s. The bond market will probably continue to underestimate inflation risks for some time, as it has for the past several years, and the Fed is unlikely to do more than raise rates by 25 basis points at each of its next several meetings. So this leaves us with the conundrum of expecting inflation and interest rates to drift irregularly higher over the long haul, but to not go vertical anytime soon. With a dearth of obvious investment opportunities, we will need to be cautious overall and somewhat more tactical and opportunistic in our approach to adding value.

As yields have risen over the past month we increased our duration exposure, but we remain reluctant to take on extra interest rate risk that is not tied to Fed policy or connected to inflation-linked bonds. Credit spreads are fairly tight, but we don’t see a reason to be overly concerned for now. Looking out over the next few years, we need to be prepared for the time when the profits picture deteriorates. We think this calls for a modestly overweight exposure to intermediate BBB and high-yield bonds, while remaining broadly neutral to the corporate sector. Emerging market debt is losing its appeal as spreads reach ever-lower levels, so reduced exposure is prudent even while recognizing that fundamentals—global growth, low interest rates, strong commodity markets—remain supportive of those with larger debt burdens. Mortgage spreads are now at levels that warrant a broadly neutral exposure. Bond yields in most industrialized countries are now substantially lower than in the U.S., dictating reduced exposure to the nondollar sector.

Western Asset Management Company

October 28, 2005

The views expressed in this commentary reflect those of the portfolio manager as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions and Western Asset Funds, Inc. and Western Asset Management Company disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for the Western Asset Funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any Western Asset Fund.

Western Asset Funds, Inc.

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Semi-Annual Report to Shareholders

September 30, 2005

Semi-Annual Report to Shareholders

EXPENSE EXAMPLES

As a shareholder of any of the Funds, you incur ongoing costs, including management fees, service (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2005, and held through September 30, 2005.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses PaidA During the Period 4/1/05 to 9/30/05	Annualized Expense Ratio
Limited Duration Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,017.00	$2.02	0.40%
Hypothetical (5% return before expenses)	1,000.00	1,023.06	2.03

Intermediate Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,021.90	$2.28	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

Intermediate Plus Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,026.90	$2.29	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

Core Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,029.00	$2.29	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28
Financial Intermediary Class:
Actual	$1,000.00	$1,027.60	$3.61	0.71%
Hypothetical (5% return before expenses)	1,000.00	1,021.51	3.60

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365 (to reflect the one-half year period).

Semi-Annual Report to Shareholders

	Beginning Account Value 4/1/05	Ending Account Value 9/30/05	Expenses PaidA During the Period 4/1/05 to 9/30/05	Annualized Expense Ratio
Core Plus Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,031.60	$2.29	0.45%
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28
Financial Intermediary Class:
Actual	$1,000.00	$1,031.40	$3.56	0.70%
Hypothetical (5% return before expenses)	1,000.00	1,021.56	3.55

Inflation Indexed Plus Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,032.00	$1.27	0.25%
Hypothetical (5% return before expenses)	1,000.00	1,023.82	1.27

High Yield Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,034.60	$3.21	0.62%
Hypothetical (5% return before expenses)	1,000.00	1,021.91	3.19

Non-U.S. Opportunity Bond Portfolio Institutional Class:
Actual	$1,000.00	$1,047.00	$2.82	0.55%
Hypothetical (5% return before expenses)	1,000.00	1,022.31	2.79

Semi-Annual Report to Shareholders

PORTFOLIO COMPOSITION

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following tables show the portfolio composition (as a percentage of the portfolio) for each of the Funds:

Debt RatingsA	Limited Duration	Intermediate	Intermediate Plus	Core	Core Plus	Inflation Indexed Plus	High Yield	Non-U.S.
AAA	68.44%	56.30%	49.45%	80.26%	79.65%	91.38%	4.52%	86.87%
AA	2.83%	3.00%	2.66%	0.55%	1.24%	0.94%	—	0.53%
A	7.91%	13.16%	12.27%	3.53%	2.68%	1.51%	0.65%	1.64%
BBB	13.88%	17.73%	22.65%	8.33%	6.75%	2.44%	0.72%	—
BB	5.48%	6.22%	8.77%	4.49%	5.75%	2.03%	21.79%	—
B	0.01%	1.44%	3.09%	1.74%	3.34%	0.46%	54.96%	—
Below B	—	0.09%	—	0.29%	0.21%	—	16.47%	—
Not Rated	1.45%	2.06%	1.11%	0.81%	0.38%	1.24%	0.89%	10.96%

	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Maturity Schedule	Limited Duration	Intermediate	Intermediate Plus	Core	Core Plus	Inflation Indexed Plus	High Yield	Non-U.S.
Less Than 1 Year	2.71%	13.05%	7.89%	12.51%	16.25%	1.05%	5.16%	3.24%
1 to 3 Years	48.78%	27.42%	32.57%	6.24%	6.85%	11.35%	3.51%	0.52%
3 to 5 Years	10.32%	18.02%	17.69%	13.91%	13.75%	12.62%	12.61%	37.63%
5 to 10 Years	4.16%	21.61%	20.08%	7.06%	9.00%	42.17%	67.89%	43.65%
10 to 20 Years	2.35%	4.08%	3.49%	3.88%	1.96%	5.06%	5.36%	5.18%
20 to 30 Years	24.77%	15.06%	11.72%	23.30%	17.23%	26.46%	4.87%	8.28%
More Than 30 Years	6.91%	0.76%	6.56%	33.10%	34.96%	1.29%	0.60%	1.50%

	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

A	Source: Standard & Poor's.

The Funds are actively managed. As a result, the composition of their portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION

The graphs and tables on the following pages compare each Fund’s total returns against that of an appropriate broad-based securities market index. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Limited Duration Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

A	Index returns are for periods beginning September 30, 2003.
B	A subset of the Merrill Lynch Treasury Master Index, consisting of bonds with an outstanding par that is greater than or equal to $25 million and fixed-rate coupons greater than 4.25%. The maturity range on these securities is from 1 to 3 years. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	A market value-weighted index that tracks the daily price, coupon and total return performance of fixed-rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. Government agencies, quasi-federal corporations and corporations whose debt is guaranteed by the U.S. Government and has at least $100 million par amount outstanding and at least one year to maturity. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Intermediate Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

D	Index returns are for periods beginning March 31, 2004.

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

E	A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Core Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

F	Index returns are for periods beginning July 31, 1999.

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

G	Index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset Core Plus Bond Portfolio—Continued

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

H	Index returns are for periods beginning December 31, 2001.

Semi-Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

I	Index returns are for periods beginning February 28, 2001.
J	An unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. Treasury inflation-protected securities. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

PERFORMANCE INFORMATION—Continued

Western Asset High Yield Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

K	Index returns are for periods beginning September 30, 2001.
L	A market value-weighted index that tracks the daily price-only, coupon, and total return performance of non-investment grade, fixed-rate, publicly placed, dollar-denominated, and non-convertible debt registered with the U.S. Securities and Exchange Commission. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

M	Index returns are for periods beginning July 31, 1998.
N	An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. The index does not incur fees and expenses and cannot be purchased directly by investors.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	100.6%

Corporate Bonds and Notes	25.3%

Aerospace/Defense	0.1%
Northrop Grumman Corporation		4.079%	11/16/06	$110	$109

Banking and Finance	7.3%
American General Finance Corporation (AGFC)		3.729%	1/18/08	30	30A
Aspetuck Trust 2004-1		3.899%	10/17/05	290	290A
Boeing Capital Corporation		5.750%	2/15/07	320	325
Caterpillar Financial Services		3.450%	1/15/09	160	154
Countrywide Financial Corporation		3.983%	5/5/08	260	261A
Ford Motor Credit Company		4.830%	9/28/07	420	409A
Ford Motor Credit Company		6.625%	6/16/08	1,510	1,476
General Motors Acceptance Corporation		5.100%	7/16/07	120	117A
General Motors Acceptance Corporation		5.110%	9/23/08	1,790	1,659A
HSBC Finance Corporation		4.010%	5/10/10	210	210A
John Deere Capital Corporation		3.900%	1/15/08	360	354
Nissan Motor Acceptance Corporation		4.625%	3/8/10	90	88B
Residential Capital Corporation		5.385%	6/29/07	200	202A,B
SLM Corporation		4.340%	7/27/09	350	350A

					5,924

Banks	0.1%
U.S. Bank		4.400%	8/15/08	70	70

Cable	0.9%
Comcast Cable Communications, Inc.		8.375%	5/1/07	330	348
Cox Communications, Inc.		4.407%	12/14/07	370	373A

					721

Chemicals	0.3%
The Dow Chemical Company		5.000%	11/15/07	160	161
The Dow Chemical Company		5.970%	1/15/09	100	104

					265

Computer Services and Systems	0.4%
Electronic Data Systems Corporation		7.125%	10/15/09	290	311

Diversified Consumer Services	0.3%
Honeywell International Incorporated		5.125%	11/1/06	240	241

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Diversified Financial Services	1.2%
Capital One Financial Corporation		4.738%	5/17/07	$90	$90
CIT Group Inc.		4.033%	5/23/08	80	80A
Citigroup Inc.		3.625%	2/9/09	320	310
General Electric Capital Corporation		3.970%	6/15/09	160	160A
iStar Financial Inc.		4.245%	3/3/08	360	360

					1,001

Electric	1.3%
Appalachian Power Company		3.600%	5/15/08	390	379
Dominion Resources, Inc.		4.125%	2/15/08	160	158
FirstEnergy Corp.		5.500%	11/15/06	430	434
Southern California Edison Co.		4.430%	1/13/06	60	60A

					1,031

Energy	0.9%
Alabama Power Company		4.026%	8/25/09	50	50A
CenterPoint Energy, Inc.		5.875%	6/1/08	150	153
Duke Energy Corporation		3.750%	3/5/08	60	59
Pacific Gas and Electric Co.		3.600%	3/1/09	90	87
Sempra Energy		4.621%	5/17/07	270	269
Sempra Energy		4.290%	5/21/08	90	90A
TXU Energy Co.		4.920%	1/17/06	50	50A

					759

Environmental Services	0.7%
Waste Management, Inc.		7.000%	10/15/06	135	138
Waste Management, Inc.		6.500%	11/15/08	200	209
Waste Management, Inc.		7.375%	8/1/10	170	187

					534

Food, Beverage and Tobacco	1.3%
Altria Group, Inc.		7.650%	7/1/08	30	32
Altria Group, Inc.		7.200%	2/1/07	110	113
Altria Group, Inc.		5.625%	11/4/08	380	390
General Mills, Inc.		6.449%	10/15/06	200	203
Kraft Foods Inc.		5.250%	6/1/07	240	242
Sara Lee Corporation		1.950%	6/15/06	120	118

					1,098

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	0.5%
Lehman Brothers Holdings Inc.		4.010%	11/10/09	$130	$131A
Morgan Stanley		4.430%	1/15/10	100	100A
The Bear Stearns Companies Inc.		4.068%	9/9/09	150	151A

					381

Media	2.2%
Clear Channel Communications, Inc.		3.125%	2/1/07	80	78
Clear Channel Communications, Inc.		6.625%	6/15/08	60	62
Clear Channel Communications, Inc.		4.250%	5/15/09	290	280
Clear Channel Communications, Inc.		7.650%	9/15/10	20	22
Liberty Media Corporation		7.875%	7/15/09	460	484
News America Incorporated		6.625%	1/9/08	400	416
Time Warner Inc.		6.150%	5/1/07	320	327
Viacom Inc.		5.625%	5/1/07	160	162

					1,830

Oil and Gas	1.2%
Amerada Hess Corporation		7.375%	10/1/09	280	304
Anadarko Petroleum Corporation		3.250%	5/1/08	330	319
Occidental Petroleum Corporation		7.375%	11/15/08	90	97
Texas Eastern Transmission Corporation		5.250%	7/15/07	160	161
Tosco Corporation		7.625%	5/15/06	115	117

					998

Paper and Forest Products	1.0%
International Paper Company		3.800%	4/1/08	290	283
Union Camp Corporation		6.500%	11/15/07	200	206
Weyerhaeuser Company		6.125%	3/15/07	320	326

					815

Pharmaceuticals	0.3%
Bristol-Myers Squibb Company		4.000%	8/15/08	240	237

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		7.250%	11/15/13	10	9

Special Purpose	4.2%
American Honda Finance Corporation		3.860%	5/12/08	70	70A,B
American Honda Finance Corporation		3.850%	11/6/08	34	33B
BAE Systems Holdings Inc.		4.050%	8/15/08	200	200A,B

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Special Purpose—Continued
DaimlerChrysler NA Holding Corporation		4.026%	3/7/07	$210	$210A
DaimlerChrysler NA Holding Corporation		4.314%	9/10/07	940	942A
International Lease Finance Corporation		4.625%	6/2/08	240	239
International Lease Finance Corporation		5.000%	4/15/10	60	60
National Rural Utilities Cooperative Finance Corporation		3.875%	2/15/08	160	157
Sprint Capital Corporation		4.780%	8/17/06	410	411C
Sprint Capital Corporation		6.125%	11/15/08	610	633
Tyco International Group SA		4.436%	6/15/07	200	199B
Verizon Global Funding Corp.		6.125%	6/15/07	240	246

					3,401

Telecommunications (Cellular/Wireless)	1.0%
ALLTEL Corporation		4.656%	5/17/07	310	310
Motorola, Inc.		4.608%	11/16/07	170	170
New Cingular Wireless Services Inc.		7.500%	5/1/07	300	313

					793

Telecommunciations Equipment	0.1%
New York Telephone Co.		6.000%	4/15/08	120	123

Total Corporate Bonds and Notes (Identified Cost—$20,821)					20,651
Asset-Backed Securities	8.2%

Fixed Rate Securities	2.7%
ACE Securities Corp. 2003-MH1		2.200%	8/15/30	52	52B
AmeriCredit Automobile Receivables Trust 2001-C		5.010%	7/14/08	257	257
AmeriCredit Automobile Receivables Trust 2003-BX A4A		2.720%	1/6/10	400	394
Capital One Auto Finance Trust 2001-B A4		4.880%	9/15/08	186	187
Hyundai Auto Receivables Trust 2002-A		2.800%	2/15/07	34	33B
MBNA Practice Solutions Owners Trust 2005-2		4.100%	5/15/09	400	395B
Onyx Acceptance Owner Trust 2002-D		3.100%	7/15/09	92	92
Prestige Auto Receivables Trust 2005-1A		4.370%	6/15/12	200	198B
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	124	125
UPFC Auto Receivables Trust 2004-A		3.270%	9/15/10	500	491

					2,224

Indexed SecuritiesA	5.5%
AmeriCredit Automobile Receivables Trust 2003-BX A4B		4.270%	1/6/10	30	30

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
AQ Finance Nim Trust 2003-N13		4.268%	12/25/08	$29	$29B
Bayview Financial Acquisition Trust 2004-C		4.490%	5/28/44	255	256
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		4.408%	10/25/32	39	39
Chesapeake Funding LLC 2003-1		4.140%	8/7/08	120	120
Citibank Credit Card Issuance Trust 2000-C2		4.249%	10/15/07	90	90
Citibank Credit Card Issuance Trust 2002-C3		5.010%	12/15/09	160	163
Countrywide Asset-Backed Certificates 2002-3		4.408%	5/25/32	7	7
Countrywide Home Equity Loan Trust 2002-C		4.210%	5/15/28	55	55
Countrywide Home Equity Loan Trust 2004-J		4.260%	12/15/33	223	223
Countrywide Home Equity Loan Trust 2004-O		4.250%	2/15/34	252	253
CS First Boston Mortgage Securities Corporation 2004-HC1A		4.370%	12/15/21	579	579B
EQCC Trust 2002-1		4.338%	11/25/31	54	54
First North American National Bank 2003-A		4.450%	5/16/11	220	221
Fremont Home Loan Trust 2004-C		4.308%	1/25/32	190	190
GSAA Home Equity Trust 2004-9		4.418%	9/25/34	276	276
Navistar Financial 2003-B Owner Trust		4.170%	4/15/08	184	184
New Century Home Equity Loan Trust 2001-NC1		4.290%	6/20/31	4	4
Providian Gateway Master Trust 2002-B		4.670%	6/15/09	500	501B
Rental Car Finance Corp. 2004-1A		4.238%	6/25/09	500	500B
Residential Asset Mortgage Products, Inc. 2002-RS6		4.488%	11/25/32	79	79
Residential Asset Securities Corporation 1999-KS1		4.588%	3/25/29	100	100
Superior Wholesale Inventory Financing Trust 2004-A10		4.070%	9/15/11	500	500

					4,453

Total Asset-Backed Securities (Identified Cost—$6,712)					6,677
Mortgage-Backed Securities	13.3%

Fixed Rate Securities	2.2%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	116	117
Countrywide Alternative Loan Trust 2004-J1 1A1		6.000%	2/25/34	67	68
Countrywide Home Loans 2005-R3		4.438%	9/25/35	900	900B
Prime Mortgage Trust 2005-2		7.596%	10/25/32	290	302
Residential Asset Mortgage Products, Inc. 2004-SL2 A4		8.500%	10/25/31	53	54
Residential Asset Mortgage Products, Inc. 2005-SL1 A7		8.000%	5/25/32	325	340

					1,781

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Indexed SecuritiesA	8.6%
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	$225	$223
Bear Stearns Arm Trust 2004-10		4.618%	1/25/35	137	136
CBA Commercial Small Balance Commercial Mortgage 2005-1A		4.358%	8/25/35	667	667B
Countrywide Alternative Loan Trust 2005-38		4.388%	9/25/35	780	779
Countrywide Asset-backed Certificates 2005-Im1		4.318%	7/25/35	1,000	999
Crusade Global Trust 2003-2		4.076%	9/18/34	109	110D
Granite Mortgages PLC 2003-1		4.364%	1/20/20	228	228D
Impac CMB Trust 2002-8		4.498%	3/25/33	56	56
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2003-FL2A		4.220%	11/15/16	93	93B
J.P. Morgan Mortgage Trust 2003-A1		4.377%	10/25/33	314	307
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	350	336
Medallion Trust 2000-2G		4.086%	12/18/31	118	118D
Medallion Trust 2003-1G		4.110%	12/21/33	106	106D
Merrill Lynch Mortgage Investor, Inc. 2004-SL1		4.298%	4/25/35	35	35
MLCC Mortgage Investors, Inc. 2003-H		4.949%	1/25/29	96	97
Provident Funding Mortgage Loan Trust 2005-1 1A1		4.189%	5/25/35	355	353
Sequoia Mortgage Trust 2003-2 A2		4.700%	6/20/33	119	119
Structured Adjustable Rate Mortgage Loan Trust 2005-16xs		4.377%	8/25/35	748	744
Structured Adjustable Rate Mortgage Loan Trust 2005-19Xs		4.338%	9/25/35	775	772
Torrens Trust 2000-1GA		4.230%	7/15/31	52	52B,D
Wachovia Mortgage Loan Trust, LLC		4.838%	8/20/35	485	485
WaMu Mortgage Pass-Through Certificates, Series 2003-AR10		4.072%	10/25/33	200	198

					7,013

Variable Rate SecuritiesE	2.5%
Banc of America Funding Corporation 2004-B		4.224%	12/20/34	269	269
Banc of America Funding Corporation 2005-F		5.500%	9/20/35	382	384
Countrywide Alternative Loan Trust 2004-33		4.953%	12/25/34	71	71
Countrywide Alternative Loan Trust 2004-33		5.057%	12/25/34	149	149
Countrywide Alternative Loan Trust 2005-14		3.300%	5/25/35	232	228
Residential Funding Mortgage Securities I, Inc., Series 2005-Sa3		4.968%	8/25/35	756	755
Structured Asset Securities Corporation 2004-SC1 A		9.144%	12/25/29	176	186

					2,042

Total Mortgage-Backed Securities (Identified Cost—$10,896)					10,836

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Municipal Bonds	0.1%
Liberty New York Development Corporation Revenue		5.250%	10/1/35	$70	$78

Total Municipal Bonds (Identified Cost—$77)					78
U.S. Government and Agency Obligations	33.6%

Fixed Rate Securities	30.4%
Fannie Mae		2.800%	3/1/19	260	258
Freddie Mac		3.125%	9/15/06	950	939
Freddie Mac		3.800%	12/27/06	1,820	1,808
Freddie Mac		3.625%	11/14/08	375	366
United States Treasury Notes		3.500%	5/31/07	2,160	2,137
United States Treasury Notes		3.625%	6/30/07	18,630	18,452
United States Treasury Notes		3.000%	11/15/07	110	107
United States Treasury Notes		3.750%	5/15/08	790	782
United States Treasury Notes		4.000%	3/15/10	2	2
United States Treasury Notes		4.250%	11/15/14	10	10

					24,861

Indexed SecuritiesF	3.2%
United States Treasury Inflation-Protected Security		3.000%	7/15/12	1,684	1,833
United States Treasury Inflation-Protected Security		2.375%	1/15/25	726	776

					2,609

Total U.S. Government and Agency Obligations (Identified Cost—$27,613)					27,470
U.S. Government Agency Mortgage-Backed Securities	15.1%

Fixed Rate Securities	4.8%
Fannie Mae		5.000%	12/1/35	2,500	2,447G
Fannie Mae		6.000%	12/1/35	1,150	1,169G
Freddie Mac		5.000%	12/1/35	100	98G
Government National Mortgage Association		5.000%	12/1/35	230	228G

					3,942

Indexed SecuritiesA	10.3%
Fannie Mae		4.218%	12/1/34	184	181
Fannie Mae		4.262%	12/1/34	178	176
Fannie Mae		4.330%	1/1/35	187	184

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Fannie Mae		4.877%	1/1/35	$369	$369
Fannie Mae		4.818%	2/1/35	900	900
Fannie Mae		4.551%	3/1/35	392	389
Fannie Mae		5.116%	3/1/35	685	687
Fannie Mae		4.738%	7/1/35	4,893	4,905
Freddie Mac		4.354%	12/1/34	91	90
Freddie Mac		4.089%	1/1/35	61	60
Freddie Mac		4.096%	1/1/35	110	108
Freddie Mac		4.516%	1/1/35	336	333

					8,382

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$12,388)					12,324
Yankee BondsD	3.3%

Banks	0.1%
The Korea Development Bank		4.750%	7/20/09	70	70

Foreign Governments	0.2%
Russian Federation		3.000%	5/14/08	70	67
Russian Federation		8.250%	3/31/10	130	140B

					207

Oil and Gas	1.1%
Ocean Energy Inc.		4.375%	10/1/07	160	159
Pemex Project Funding Master Trust		8.500%	2/15/08	50	54
Pemex Project Funding Master Trust		6.125%	8/15/08	490	504
Pemex Project Funding Master Trust		5.170%	6/15/10	140	146A,B

					863

Special Purpose	0.5%
BP Capital Markets Plc		2.750%	12/29/06	100	98
ChevronTexaco Capital Company		3.500%	9/17/07	20	20
Deutsche Telekom International Finance BV		3.875%	7/22/08	160	156
Diageo Capital Plc		3.375%	3/20/08	100	97

					371

Telecommunications	1.3%
British Telecommunications PLC		8.375%	12/15/10	450	521
Koninklijke (Royal) KPN NV		8.000%	10/1/10	40	45

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued

Telecommunications—Continued
Telecom Italia Capital		4.000%	11/15/08	$260		$254
Telecom Italia Capital		4.480%	2/1/11	80		80A
Telefonos de Mexico SA de CV (Telmex)		8.250%	1/26/06	190		192

						1,092

Telecommunications (Cellular/Wireless)	0.1%
Vodafone Group Plc		3.950%	1/30/08	80		80

Total Yankee Bonds (Identified Cost—$2,694)						2,683
Preferred Stocks	1.7%
Fannie Mae		7.000%		26	shs	1,403A

Total Preferred Stocks (Identified Cost—$1,423)						1,403

Total Long-Term Securities (Identified Cost—$82,624)						82,122
Short-Term Securities	N.M.

U.S. Government and Agency Obligations	N.M.
Fannie Mae		0.000%	12/5/05	$50		50H,I

Total Short-Term Securities (Identified Cost—$50)						50
Total Investments (Identified Cost—$82,674)	100.6%					$82,172
Other Assets Less Liabilities	(0.6)%					(513)

Net Assets	100.0%					$81,659

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedJ
U.S. Treasury Note Futures	December 2005	10	$(9)

Futures Contracts WrittenJ
Eurodollar Futures	March 2006	26	$27
U.S. Treasury Note Futures	December 2005	17	15
U.S. Treasury Note Futures	December 2005	9	14

			$56

A	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2005.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 6.2% of net assets.
C	Stepped coupon security – A security with predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
E	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
F	Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	All or a portion of this security is collateral to cover futures contracts.
J	Options and futures are described in more detail in the notes to financial statements.
N.M.—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Intermediate Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	91.5%

Corporate Bonds and Notes	35.5%

Aerospace/Defense	0.4%
Systems 2001 Asset Trust		6.664%	9/15/13	$1,526	$1,635
United Technologies Corporation		6.350%	3/1/11	1,280	1,376

					3,011

Automotive	0.6%
Ford Motor Company		7.450%	7/16/31	1,430	1,115A
General Motors Corporation		8.375%	7/15/33	4,440	3,463A

					4,578

Banking and Finance	7.3%
Aspetuck Trust 2004-1		3.899%	10/17/05	4,000	3,999B
Caterpillar Financial Services Corporation		3.450%	1/15/09	1,700	1,638
Countrywide Financial Corporation		3.983%	5/5/08	5,150	5,161B
Ford Motor Credit Company		4.830%	9/28/07	8,600	8,381B
Ford Motor Credit Company		6.625%	6/16/08	11,160	10,908A
General Motors Acceptance Corporation		6.125%	8/28/07	4,680	4,607
General Motors Acceptance Corporation		5.110%	9/23/08	5,768	5,344
General Motors Acceptance Corporation		6.750%	12/1/14	2,420	2,105A
HSBC Finance Corporation		4.010%	5/10/10	1,570	1,570
Nissan Motor Acceptance Corporation		4.625%	3/8/10	1,540	1,512C
Residential Capital Corporation		5.385%	6/29/07	4,100	4,134A,C
U.S. Bank National Association		4.400%	8/15/08	2,600	2,586

					51,945

Cable	0.4%
Cox Communications, Inc.		4.407%	12/14/07	2,860	2,880B

Casino Resorts	0.2%
Harrah’s Operating Company, Inc.		5.625%	6/1/15	1,700	1,681C

Chemicals	0.4%
Rohm and Haas Company		7.400%	7/15/09	342	373
The Dow Chemical Company		5.750%	12/15/08	760	786
The Dow Chemical Company		5.970%	1/15/09	880	916
The Dow Chemical Company		6.000%	10/1/12	1,000	1,059

					3,134

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Computer Services and Systems	0.4%
Electronic Data Systems Corporation		7.125%	10/15/09	$2,740	$2,935A

Diversified Financial Services	1.3%
Capital One Bank		4.250%	12/1/08	2,030	1,994
CIT Group Inc.		4.033%	5/23/08	3,600	3,609B
iStar Financial Inc.		4.245%	3/3/08	1,280	1,281B
iStar Financial Inc.		4.875%	1/15/09	620	614A
iStar Financial Inc.		5.375%	4/15/10	1,510	1,512

					9,010

Drug and Grocery Store Chains	0.2%
The Kroger Co.		6.200%	6/15/12	1,090	1,135

Electric	2.1%
Appalachian Power Company		3.600%	5/15/08	3,350	3,258A
Carolina Power & Light Company		5.950%	3/1/09	1,175	1,216
Commonwealth Edison Company		6.150%	3/15/12	325	338
Dominion Resources, Inc.		4.750%	12/15/10	540	534
Dominion Resources, Inc.		5.700%	9/17/12	1,970	2,033
FirstEnergy Corp.		6.450%	11/15/11	2,600	2,768
Niagara Mohawk Power Corporation		7.750%	10/1/08	2,150	2,326
The Cleveland Electric Illuminating Company		5.650%	12/15/13	2,115	2,167

					14,640

Energy	2.1%
Alabama Power Company		4.026%	8/25/09	1,400	1,404B
CenterPoint Energy Inc.		5.875%	6/1/08	1,635	1,669
Duke Energy Corporation		6.250%	1/15/12	1,330	1,415
Exelon Corporation		6.750%	5/1/11	2,200	2,358
MidAmerican Energy Holdings Company		5.875%	10/1/12	1,020	1,064
Pacific Gas and Electric Company		3.600%	3/1/09	2,850	2,753A
Progress Energy, Inc.		5.850%	10/30/08	1,250	1,283
Progress Energy, Inc.		7.100%	3/1/11	1,650	1,794
TXU Energy Co.		4.920%	1/17/06	890	890B

					14,630

Environmental Services	0.8%
Waste Management, Inc.		6.875%	5/15/09	2,820	3,000
Waste Management, Inc.		7.375%	8/1/10	2,480	2,727

					5,727

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco	1.6%
Altria Group, Inc.		6.950%	6/1/06	$1,390	$1,411
Altria Group, Inc.		7.200%	2/1/07	4,130	4,248
Altria Group, Inc.		7.650%	7/1/08	100	107
Kraft Foods Inc.		5.625%	11/1/11	780	806
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	2,441	2,520C
Sara Lee Corporation		2.750%	6/15/08	2,050	1,941
Sara Lee Corporation		6.250%	9/15/11	670	701

					11,734

Gas and Pipeline Utilities	0.5%
Kinder Morgan Energy Partners, L.P.		7.500%	11/1/10	1,630	1,808
The Williams Companies, Inc.		8.125%	3/15/12	1,900	2,076

					3,884

Health Care	0.2%
WellPoint Inc.		3.750%	12/14/07	1,800	1,763

Insurance	0.2%
ACE INA Holdings Inc.		8.300%	8/15/06	1,610	1,660

Investment Banking/Brokerage	3.3%
Goldman Sachs Group, L.P.		4.300%	6/28/10	6,780	6,796B
J.P. Morgan & Co. Incorporated		8.094%	2/15/12	2,190	2,312B
J.P. Morgan Chase Capital XIII		4.970%	9/30/34	150	149A,B
J.P. Morgan Chase & Co.		4.094%	1/17/11	4,130	4,129B
Merrill Lynch & Co. Inc.		3.953%	2/5/10	2,880	2,884B
Morgan Stanley		3.879%	1/15/10	5,600	5,621B
The Bear Stearns Companies Inc.		4.550%	6/23/10	1,380	1,365

					23,256

Investment Management	0.3%
Dryden Investor Trust		7.157%	7/23/08	2,114	2,183C

Media	2.4%
Clear Channel Communications, Inc.		6.000%	11/1/06	2,730	2,769
Clear Channel Communications, Inc.		4.625%	1/15/08	2,820	2,791A
Clear Channel Communications, Inc.		4.250%	5/15/09	350	338
Liberty Media Corporation		7.875%	7/15/09	3,800	3,999
News America Incorporated		6.625%	1/9/08	3,124	3,246A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media—Continued
Time Warner Inc.		6.875%	5/1/12	$1,740	$1,902
Turner Broadcasting System, Inc.		8.375%	7/1/13	1,830	2,157

					17,202

Medical Care Facilities	0.3%
HCA, Inc.		8.750%	9/1/10	1,705	1,883

Oil and Gas	1.6%
Amerada Hess Corporation		7.375%	10/1/09	2,440	2,649
Occidental Petroleum Corporation		7.375%	11/15/08	2,370	2,561
Sonat Inc.		7.625%	7/15/11	4,880	4,953
XTO Energy, Inc.		7.500%	4/15/12	1,060	1,194

					11,357

Paper and Forest Products	0.9%
International Paper Company		3.800%	4/1/08	2,310	2,251
International Paper Company		6.750%	9/1/11	1,000	1,072A
Weyerhaeuser Company		5.250%	12/15/09	290	292A
Willamette Industries, Inc.		7.125%	7/22/13	2,270	2,501

					6,116

Photo Equipment and Supplies	0.3%
Eastman Kodak Company		7.250%	11/15/13	2,470	2,343

Special Purpose	6.2%
BAE Systems Holdings Inc.		4.050%	8/15/08	1,740	1,739B,C
DaimlerChrysler NA Holding Corporation		4.026%	3/7/07	2,790	2,786B,C
DaimlerChrysler NA Holding Corporation		4.314%	9/10/07	7,670	7,688A,B
DaimlerChrysler NA Holding Corporation		4.875%	6/15/10	1,800	1,764
Devon Financing Corporation ULC		6.875%	9/30/11	2,500	2,748
International Lease Finance Corporation		4.625%	6/2/08	950	944
International Lease Finance Corporation		5.000%	4/15/10	5,160	5,178A
National Rural Utilities Cooperative Finance Corporation		3.875%	2/15/08	1,160	1,142A
National Rural Utilities Cooperative Finance Corporation		5.750%	12/1/08	690	712
Sprint Capital Corporation		4.780%	8/17/06	1,970	1,973D
Sprint Capital Corporation		6.125%	11/15/08	3,270	3,396
Sprint Capital Corporation		8.375%	3/15/12	4,280	5,037
Tyco International Group SA		4.436%	6/15/07	3,350	3,334C
Verizon Global Funding Corp.		7.250%	12/1/10	5,000	5,526

					43,967

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications (Cellular/Wireless)	0.6%
ALLTEL Corporation		4.656%	5/17/07	$1,530	$1,529
New Cingular Wireless Services Inc.		8.125%	5/1/12	2,304	2,702

					4,231

Transportation	0.9%
Continental Airlines, Inc.		6.545%	2/2/19	1,317	1,291
Delta Air Lines, Inc.		6.619%	3/18/11	503	470
Delta Air Lines, Inc.		6.718%	7/2/24	2,393	2,450
U.S. Airways		6.850%	1/30/18	1,277	1,271
Union Pacific Corporation		6.650%	1/15/11	1,000	1,078

					6,560

Total Corporate Bonds and Notes (Identified Cost—$254,827)					253,445

Asset-Backed Securities	3.7%

Fixed Rate Securities	0.9%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	1,368	1,357
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	800	653
Green Tree Financial Corporation 1994-6		8.900%	1/15/20	3,402	3,544
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	31	31
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	698	704

					6,289

Indexed SecuritiesB	2.7%
AFC Home Equity Loan Trust 2003-3		4.180%	10/25/30	1,901	1,904A
AMRESCO Residential Securites Mortgage Loan Trust 1998-2		4.863%	6/25/28	371	371
Capital One Auto Finance Trust 2003-A		4.130%	10/15/07	1,391	1,391
CNH Equipment Trust 2003-A		4.150%	7/16/07	1,564	1,564
Countrywide Asset-Backed Certificates 2002-BC1		4.368%	4/25/32	1,161	1,161
Household Home Equity Loan Trust 2002-3		4.450%	7/20/32	1,646	1,647
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		4.298%	3/25/31	944	944
MMCA Automobile Trust 2002-1		4.250%	1/15/10	195	195
Morgan Stanley ABS Capital I 2003-NC8 A2		4.398%	9/25/33	832	832
MSDWCC HELOC Trust 2003-1		4.308%	11/25/15	2,405	2,410

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
Residential Asset Securities Corporation 2003-KS1		4.408%	1/25/33	$1,237	$1,241
Sovereign Dealer Floor Plan Master LLC 2000-1A		4.220%	10/15/07	5,500	5,500A

					19,160

Stripped Securities	0.1%
ACA CDS 2002-1, Ltd.		2.742%	7/15/08	7,600	369E1
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	4,433	515E1

					884

Total Asset-Backed Securities (Identified Cost—$26,795)					26,333

Mortgage-Backed Securities	5.7%

Fixed Rate Securities	1.7%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	728	732
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,830	4,041
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	873	907
Merrill Lynch Mortgage Investors, Inc. 1998-C1		6.310%	11/15/26	454	456
MLCC Mortgage Investors, Inc. 2005-1 2A2		4.970%	4/25/35	3,990	3,918
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,500	1,518
Ocwen Residential MBS Corporation 1998-R1		7.000%	10/25/40	155	155

					11,727

Indexed SecuritiesB	2.0%
Countrywide Home Loans 2003-49		3.697%	12/19/33	1,000	972
Impac CMB Trust 2003-12		4.210%	12/25/33	2,540	2,543
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	7,300	7,004
Wells Fargo Mortgage Backed Securities Trust 2004-S		3.540%	9/25/34	4,350	4,191

					14,710

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1997-1		0.370%	2/18/22	65	0.157A,E1

Variable Rate SecuritiesG	2.0%
Banc of America Funding Corporation 2005-B		5.139%	4/25/35	3,639	3,624
Bear Stearns ALT-A Trust 2005-2		4.740%	4/25/35	3,567	3,541
Countrywide Home Loans 2004-20		5.261%	9/25/34	2,823	2,874

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
Merrill Lynch Mortgage Investors, Inc. 2005-A2		4.500%	2/25/35	$2,487	$2,455
MLCC Mortgage Investors, Inc. 2005-1 2A1		4.970%	4/25/35	1,282	1,273
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.604%	10/25/34	601	592

					14,359

Total Mortgage-Backed Securities (Identified Cost—$41,719)					40,796

Municipal Bonds	0.1%
Liberty New York Development Corporation Revenue		5.250%	10/1/35	540	602

Total Municipal Bonds (Identified Cost—$598)					602

U.S. Government and Agency Obligations	29.6%

Fixed Rate Securities	25.6%
Fannie Mae		7.250%	1/15/10	200	221
Fannie Mae		4.375%	3/15/13	3,540	3,494
Fannie Mae		4.625%	5/1/13	290	285A
Fannie Mae		5.125%	1/2/14	1,300	1,320
Farmer Mac		4.250%	7/29/08	1,240	1,233
Federal Farm Credit Bank		4.875%	4/4/12	3,160	3,213
Federal Home Loan Bank		3.125%	9/15/06	6,000	5,932
Federal Home Loan Bank		4.125%	4/18/08	2,460	2,445
Federal Home Loan Bank		5.800%	3/30/09	600	625
Tennessee Valley Authority		5.625%	1/18/11	460	483
Tennessee Valley Authority		6.790%	5/23/12	3,390	3,805
Tennessee Valley Authority		5.880%	4/1/36	220	250
United States Treasury Bonds		8.000%	11/15/21	3,430	4,748A
United States Treasury Bonds		6.250%	5/15/30	170	211A
United States Treasury Bonds		5.375%	2/15/31	2,060	2,308A
United States Treasury Notes		2.375%	8/15/06	30	30A
United States Treasury Notes		2.250%	2/15/07	2,370	2,310A
United States Treasury Notes		3.125%	5/15/07	3,860	3,797A
United States Treasury Notes		4.375%	5/15/07	980	983A
United States Treasury Notes		6.625%	5/15/07	2,290	2,379A
United States Treasury Notes		2.750%	8/15/07	520	507A
United States Treasury Notes		4.000%	8/31/07	44,690	44,538A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		3.750%	5/15/08	$24,240	$23,981A
United States Treasury Notes		3.875%	5/15/09	4,870	4,817A
United States Treasury Notes		4.000%	6/15/09	5,240	5,204A
United States Treasury Notes		3.625%	1/15/10	6,760	6,604A
United States Treasury Notes		3.500%	2/15/10	11,550	11,219A
United States Treasury Notes		4.000%	4/15/10	6,515	6,456A
United States Treasury Notes		4.125%	8/15/10	2,850	2,837A
United States Treasury Notes		4.250%	11/15/14	2,520	2,502A
United States Treasury Notes		4.125%	5/15/15	34,730	34,132A
United States Treasury Notes		4.250%	8/15/15	20	20A

					182,889

Indexed SecuritiesH	3.8%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	2,929	2,854A
United States Treasury Inflation-Protected Security		3.000%	7/15/12	1,532	1,667A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	745	755A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	6,820	6,962A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	2,612	2,668A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	11,283	12,071A

					26,977

Stripped Securities	0.2%
United States Treasury Notes		0.000%	5/15/30	3,790	1,234A,E2

Total U.S. Government and Agency Obligations (Identified Cost— $212,649)					211,100

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities	8.6%

Fixed Rate Securities	5.5%
Fannie Mae		6.500%	6/1/14	$229	$238
Fannie Mae		8.000%	9/1/15	97	104
Fannie Mae		9.500%	4/15/21	67	74
Fannie Mae		5.000%	12/1/35	23,900	23,392I
Fannie Mae		5.500%	12/1/35	600	600I
Freddie Mac		4.250%	2/28/07	5,060	5,052
Freddie Mac		4.500%	1/15/13	2,450	2,432
Freddie Mac		6.500%	6/1/13	25	26
Freddie Mac		6.500%	6/1/14	63	66
Freddie Mac		5.000%	7/15/14	6,270	6,428
Freddie Mac		6.500%	11/1/15	12	13
Freddie Mac		7.500%	4/1/17	6	6
Freddie Mac		9.300%	4/15/19	107	107
Freddie Mac		5.000%	12/1/35	1,100	1,076I
Government National Mortgage Association		9.000%	6/15/06	12	12

					39,626

Indexed SecuritiesB	3.1%
Fannie Mae		3.546%	3/1/18	41	41
Fannie Mae		4.325%	11/1/34	1,183	1,167
Fannie Mae		4.205%	12/1/34	1,282	1,262
Fannie Mae		4.878%	1/1/35	4,336	4,333
Fannie Mae		3.777%	3/1/35	2,170	2,111
Fannie Mae		4.785%	4/1/35	1,576	1,576
Freddie Mac		4.022%	1/1/19	18	18
Freddie Mac		4.366%	12/1/34	549	541
Freddie Mac		4.485%	12/1/34	2,645	2,618
Freddie Mac		4.088%	1/1/35	516	506
Freddie Mac		4.097%	1/1/35	935	917
Freddie Mac		4.595%	7/1/35	7,100	7,079

					22,169

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities—Continued

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	$15	$13E2
Freddie Mac		10.000%	3/1/21	13	3E1

					16

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$62,425)					61,811
Yankee BondsF	6.9%

Banking and Finance	1.4%
AIFUL CORPORATION		5.000%	8/10/10	2,590	2,573C
HBOS Treasury Services plc		4.000%	9/15/09	1,530	1,496C
HSBC Holdings plc		7.500%	7/15/09	5,700	6,238

					10,307

Banks	0.8%
Banco Santiago SA		4.148%	12/9/09	290	289B,C
Royal Bank of Scotland Group plc		9.118%	3/31/49	3,000	3,488
The Korea Development Bank		4.750%	7/20/09	60	60
The Korea Development Bank		4.574%	10/20/09	1,980	1,981B,C

					5,818

Electric	0.3%
SP PowerAssets Limited		5.000%	10/22/13	1,965	1,981C

Foreign Governments	0.8%
Russian Federation		5.000%	3/31/30	4,640	5,331D

Manufacturing (Diversified)	0.2%
Tyco International Group SA		6.375%	10/15/11	180	192
Tyco International Group SA		6.000%	11/15/13	1,020	1,078

					1,270

Oil and Gas	1.1%
Pemex Project Funding Master Trust		8.500%	2/15/08	1,000	1,080
Pemex Project Funding Master Trust		6.125%	8/15/08	660	680
Pemex Project Funding Master Trust		5.170%	6/15/10	5,680	5,910B,C
Pemex Project Funding Master Trust		7.375%	12/15/14	220	244

					7,914

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee BondsF—Continued
Special Purpose	0.4%
Deutsche Telekom International Finance BV		8.500%	6/15/10	$1,300		$1,474
Petrozuata Finance, Inc.		8.220%	4/1/17	1,090		1,041C

						2,515

Telecommunications	1.5%
British Telecommunications plc		8.375%	12/15/10	4,610		5,338
Koninklijke (Royal) KPN NV		8.000%	10/1/10	1,600		1,815
Telecom Italia Capital		4.000%	11/15/08	990		966
Telecom Italia Capital		4.480%	2/1/11	2,690		2,690A,B

						10,809

Utilities	0.4%
United Utilities plc		6.450%	4/1/08	2,960		3,071

Total Yankee Bonds (Identified Cost—$47,666)						49,016

Preferred Stocks	1.4%
Fannie Mae		7.000%		175	shs	9,576B
Home Ownership Funding Corporation		13.331%		1		180C,D
Home Ownership Funding Corporation II		13.338%		2		541C,D

Total Preferred Stocks (Identified Cost—$11,705)						10,297

Total Long-Term Securities (Identified Cost—$658,384)						653,400

Investment of Collateral From Securities Lending	25.2%
State Street Navigator Securities Lending Prime Portfolio				179,860		179,860

Total Investments of Collateral From Securities Lending (Identified Cost—179,860 )						179,860

Short-Term Securities	10.8%

U.S. Government and Agency Obligations	0.2%
Fannie Mae		0.000%	12/5/05	$1,343		1,335J,K

Options PurchasedL	N.M.
Federal Funds Futures Call, November 2005, Strike Price $96.31				35M		0.365

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE

Short-Term Securities—Continued

Repurchase Agreements	10.6%
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $75,967 on 10/3/05 (Collateral: $79,250 Freddie Mac notes, 2.375%, due 2/15/07, value $77,467)		$75,943	$75,943

Total Short Term Securities (Identified Cost—$77,281)			77,278
Total Investments (Identified Cost—$915,525)	127.5%		$910,538
Obligation to Return Collateral for Securities Loaned	(25.2)%		(179,860)
Other Assets Less Liabilities	(2.3)%		(16,214)

Net Assets	100.0%		$714,464

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	March 2006	239	$(89)
Eurodollar Futures	December 2005	127	(136)
U.S. Treasury Note Futures	December 2005	431	(448)
U.S. Treasury Note Futures	December 2005	31	2
U.S. Treasury Note Futures	December 2005	36	(0.180)

			$(671)

Futures Contracts WrittenL
U.S. Treasury Note Futures	December 2005	215	$328
U.S. Treasury Note Futures	December 2005	164	(247)

			$81

Options WrittenL
U.S. Treasury Bond Futures Put, Strike Price $113.00	November 2005	153	$14
U.S. Treasury Note Futures Put, Strike Price $109.00	November 2005	206	(11)

			$3

A	All or a portion of these securities is on loan.
B	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury Bill rate. The coupon rate is the rate as of September 30, 2005.
C	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 5% of net assets.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
G	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
H	Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and option contracts.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.

N.M.—Not meaningful.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005

(Amounts in Thousands) (Unaudited)

Western Asset Intermediate Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	91.9%

Corporate Bonds and Notes	37.2%

Automotive	0.5%
Ford Motor Company		7.450%	7/16/31	$110	$86
General Motors Corporation		8.375%	7/15/33	210	164

					250

Banking and Finance	7.4%
Aspetuck Trust 2004-1		3.899%	10/17/05	90	90A
Caterpillar Financial Services Corporation		3.450%	1/15/09	120	116
Countrywide Financial Corporation		3.983%	5/5/08	130	130A
Ford Motor Credit Company		4.830%	9/28/07	650	634A
Ford Motor Credit Company		6.625%	6/16/08	830	811
General Motors Acceptance Corporation		6.125%	8/28/07	370	364
General Motors Acceptance Corporation		6.311%	11/30/07	30	29
General Motors Acceptance Corporation		5.110%	9/23/08	490	454A
General Motors Acceptance Corporation		6.750%	12/1/14	120	104
HSBC Finance Corporation		4.010%	5/10/10	454	454A
Nissan Motor Acceptance Corporation		4.625%	3/8/10	100	98B
Residential Capital Corporation		5.385%	6/29/07	300	303A,B
U.S. Bank National Association		4.400%	8/15/08	190	189

					3,776

Cable	0.6%
Cox Communications, Inc.		4.407%	12/14/07	280	282A

Casino Resorts	0.3%
Harrah’s Operating Company, Inc.		5.625%	6/1/15	130	128B

Chemicals	0.6%
Rohm and Haas Company		7.400%	7/15/09	20	22
The Dow Chemical Company		5.750%	12/15/08	100	103
The Dow Chemical Company		5.970%	1/15/09	70	73
The Dow Chemical Company		6.000%	10/1/12	100	106

					304

Computer Services and Systems	0.5%
Electronic Data Systems Corporation		7.125%	10/15/09	230	246

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Diversified Financial Services	1.4%
Capital One Bank		4.250%	12/1/08	$210	$206
CIT Group Inc.		4.033%	5/23/08	240	241A
iStar Financial Inc.		4.250%	3/3/08	100	100A
iStar Financial Inc.		4.875%	1/15/09	70	69
iStar Financial Inc.		5.375%	4/15/10	90	90

					706

Electric	2.7%
Alabama Power Company		4.026%	8/25/09	120	120A
Appalachian Power Company		3.600%	5/15/08	277	269
Dominion Resources, Inc.		4.750%	12/15/10	20	20
Dominion Resources, Inc.		5.700%	9/17/12	80	83
FirstEnergy Corp.		6.450%	11/15/11	500	532
Niagara Mohawk Power Corporation		7.750%	10/1/08	50	54
The AES Corporation		9.500%	6/1/09	150	164
The Cleveland Electric Illuminating Company		5.650%	12/15/13	110	113

					1,355

Energy	1.7%
CenterPoint Energy, Inc.		5.875%	6/1/08	120	122
Exelon Corporation		6.750%	5/1/11	150	161
Pacific Gas and Electric Company		3.600%	3/1/09	120	116
Progress Energy, Inc.		5.850%	10/30/08	100	103
Progress Energy, Inc.		7.100%	3/1/11	170	185
TXU Corp.		6.375%	6/15/06	60	61
TXU Corp.		6.375%	1/1/08	90	92
TXU Energy Co.		4.920%	1/17/06	50	50A

					890

Environmental Services	0.8%
Waste Management, Inc.		6.875%	5/15/09	250	266
Waste Management, Inc.		7.375%	8/1/10	150	165

					431

Food, Beverage and Tobacco	1.5%
Altria Group, Inc.		7.650%	7/1/08	10	11
Altria Group, Inc.		5.625%	11/4/08	350	359
Kraft Foods Inc.		5.625%	11/1/11	40	41
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	120	124B
Sara Lee Corporation		2.750%	6/15/08	150	142
Sara Lee Corporation		6.250%	9/15/11	60	63

					740

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Gas and Pipeline Utilities	0.8%
ANR Pipeline, Inc.		8.875%	3/15/10	$65	$70
Kinder Morgan Energy Partners, L.P.		7.500%	11/1/10	90	100
Southern Natural Gas Company		8.875%	3/15/10	85	92
The Williams Companies, Inc.		5.890%	10/1/10	150	149A,B

					411

Health Care	0.2%
WellPoint Inc.		3.750%	12/14/07	130	127

Insurance	0.3%
ACE INA Holdings Inc.		8.300%	8/15/06	150	155

Investment Banking/Brokerage	3.2%
Goldman Sachs Group, L.P.		4.300%	6/28/10	530	531A
J.P. Morgan Chase & Co.		4.320%	1/17/11	500	500A
J.P. Morgan Chase Capital XIII		4.970%	9/30/34	20	20A
Lehman Brothers Holdings Inc.		4.500%	7/26/10	40	39
Merrill Lynch & Co., Inc.		3.953%	2/5/10	160	160A
Morgan Stanley		4.430%	1/15/10	330	331A
The Bear Stearns Companies Inc.		4.550%	6/23/10	50	50

					1,631

Media	2.9%
Clear Channel Communications, Inc.		6.000%	11/1/06	180	183
Clear Channel Communications, Inc.		4.625%	1/15/08	180	178
Clear Channel Communications, Inc.		4.250%	5/15/09	20	19
Clear Channel Communications, Inc.		7.650%	9/15/10	10	11
Clear Channel Communications, Inc.		5.500%	9/15/14	40	39
Liberty Media Corporation		7.875%	7/15/09	360	379
News America, Inc.		6.625%	1/9/08	270	281
Time Warner Inc.		6.875%	5/1/12	120	131
Turner Broadcasting System, Inc.		8.375%	7/1/13	130	153
Viacom Inc.		5.625%	5/1/07	120	121

					1,495

Medical Care Facilities	0.2%
HCA, Inc.		6.750%	7/15/13	70	71
HCA, Inc.		8.750%	9/1/10	50	55

					126

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued
Medical Products	0.2%
Bristol-Myers Squibb Company		5.750%	10/1/11	$110	$115

Oil and Gas	2.2%
Amerada Hess Corporation		7.375%	10/1/09	153	166
El Paso Corporation		6.950%	12/15/07	300	304
Kerr-McGee Corporation		5.875%	9/15/06	115	116
Kerr-McGee Corporation		6.625%	10/15/07	60	62
Occidental Petroleum Corporation		7.375%	11/15/08	140	151
Occidental Petroleum Corporation		6.750%	1/15/12	200	222
XTO Energy, Inc.		7.500%	4/15/12	100	113

					1,134

Paper and Forest Products	0.9%
International Paper Company		3.800%	4/1/08	230	224
International Paper Company		6.750%	9/1/11	50	54
Weyerhaeuser Company		5.250%	12/15/09	20	20
Weyerhaeuser Company		6.750%	3/15/12	130	140

					438

Photo Equipment and Supplies	0.3%
Eastman Kodak Company		7.250%	11/15/13	150	142

Special Purpose	6.4%
BAE Systems Holdings Inc.		4.050%	8/15/08	130	130A,B
DaimlerChrysler NA Holding Corporation		4.026%	3/7/07	190	190A
DaimlerChrysler NA Holding Corporation		4.314%	9/10/07	580	581
DaimlerChrysler NA Holding Corporation		4.875%	6/15/10	160	157
Devon Financing Corporation ULC		6.875%	9/30/11	250	275
International Lease Finance Corporation		4.625%	6/2/08	90	89
International Lease Finance Corporation		5.000%	4/15/10	320	321
Sprint Capital Corporation		4.780%	8/17/06	360	361
Sprint Capital Corporation		6.125%	11/15/08	280	291
Sprint Capital Corporation		8.375%	3/15/12	110	129
The Williams Companies, Inc. Credit-Linked Certificates		6.750%	4/15/09	170	173B
The Williams Companies, Inc. Credit-Linked Certificates		6.960%	5/1/09	255	265A,B
Tyco International Group SA		4.436%	6/15/07	280	279B

					3,241

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Telecommunications	0.6%
BellSouth Corporation		3.915%	11/15/07	$140	$140A
GTE Hawaiian Telephone Company, Inc.		7.000%	2/1/06	16	16
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	10	10
Qwest Communications International Incorporated		7.290%	2/15/09	160	158A

					324

Telecommunications (Cellular/Wireless)	0.9%
ALLTEL Corporation		4.656%	5/17/07	110	110
AT&T Wireless Services Inc.		8.125%	5/1/12	200	235
SBC Communications Inc.		6.250%	3/15/11	100	106

					451

Transportation	0.1%
Union Pacific Corporation		6.650%	1/15/11	70	75

Total Corporate Bonds and Notes (Identified Cost—$19,182)					18,973
Asset-Backed Securities	0.3%

Indexed SecuritiesA	0.3%
Metris Master Trust 2004-1		4.280%	4/20/11	100	100
Morgan Stanley ABS Capital I 2003-NC8 A2		4.400%	9/25/33	29	29
Residential Asset Securities Corporation 2002-KS7		4.410%	11/25/32	42	42

Total Asset-Backed Securities (Identified Cost—$171)					171
Mortgage-Backed Securities	4.9%

Fixed Rate Securities	0.1%
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1		7.000%	3/25/34	37	38

Indexed SecuritiesA	1.0%
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	450	432
Merrill Lynch Mortgage Investors, Inc. 2004-B		4.854%	6/25/29	61	62

					494

Variable Rate SecuritiesC	3.8%
Banc of America Funding Corporation 2005-B		5.139%	4/25/35	240	239
Bear Stearns ALT-A Trust 2005-2		4.740%	4/25/35	218	217
Countrywide Home Loans 2004-20		5.260%	9/25/34	51	52
J.P. Morgan Mortgage Trust 2004-A3		4.329%	7/25/34	387	382

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
MLCC Mortgage Investors, Inc. 2005-1 2A1		4.970%	4/25/35	$77	$76
MLCC Mortgage Investors, Inc. 2005-1 2A2		4.970%	4/25/35	249	244
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.739%	6/25/34	271	267
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12		4.846%	10/25/35	197	197
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4		4.680%	4/25/35	300	300

					1,974

Total Mortgage-Backed Securities (Identified Cost—$2,530)					2,506
Municipal Bonds	0.1%
Liberty New York Development Corporation Revenue		5.250%	10/1/35	40	45

Total Municipal Bonds (Identified Cost—$44)
U.S. Government and Agency Obligations	29.1%

Fixed Rate Securities	24.2%
Farmer Mac		4.250%	7/29/08	80	79
Federal Home Loan Bank		3.125%	9/15/06	100	99
Federal Home Loan Bank		4.125%	4/18/08	140	139
Tennessee Valley Authority		5.625%	1/18/11	10	10
Tennessee Valley Authority		6.790%	5/23/12	210	236
Tennessee Valley Authority		5.880%	4/1/36	20	23
United States Treasury Bonds		8.000%	11/15/21	410	567
United States Treasury Bonds		5.375%	2/15/31	130	146
United States Treasury Notes		4.000%	8/31/07	1,290	1,286
United States Treasury Notes		3.000%	11/15/07	3,600	3,516
United States Treasury Notes		3.750%	5/15/08	3,000	2,968
United States Treasury Notes		3.375%	9/15/09	770	747
United States Treasury Notes		3.375%	10/15/09	10	10
United States Treasury Notes		6.500%	2/15/10	40	44
United States Treasury Notes		4.000%	4/15/10	270	267
United States Treasury Notes		4.125%	8/15/10	250	249
United States Treasury Notes		4.250%	11/15/14	275	273
United States Treasury Notes		4.125%	5/15/15	1,730	1,700

					12,359

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Indexed SecuritiesD	4.7%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$217	$211
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,110	1,133
United States Treasury Inflation-Protected Security		2.000%	7/15/14	166	169
United States Treasury Inflation-Protected Security		2.375%	1/15/25	818	876

					2,389

Stripped Securities	0.2%
United States Treasury Notes		0.000%	5/15/30	410	134E2

Total U.S. Government and Agency Obligations (Identified Cost—$15,053)					14,882
U.S. Government Agency Mortgage-Backed Securities	8.1%

Fixed Rate Securities	8.1%
Fannie Mae		4.590%	9/1/35	500	498
Fannie Mae		4.317%	12/1/34	940	927
Fannie Mae		5.000%	12/1/35	1,800	1,762F
Freddie Mac		4.250%	2/28/07	370	369
Freddie Mac		5.000%	7/15/14	390	400
Freddie Mac		4.088%	1/1/35	30	30A
Freddie Mac		4.097%	1/1/35	55	54A
Freddie Mac		5.000%	12/1/35	100	98F

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$4,174)					4,138
Yankee BondsG	9.8%

Banking and Finance	1.1%
AIFUL CORPORATION		5.000%	8/10/10	190	189B
HSBC Holdings plc		7.500%	7/15/09	120	131
Royal Bank of Scotland Group plc		9.118%	3/31/49	180	209

					529

Banks	0.5%
Banco Santiago SA		4.148%	12/9/09	200	199A,B
The Korea Development Bank		4.750%	7/20/09	70	70

					269

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Energy	1.6%
Pemex Project Funding Master Trust		6.125%	8/15/08	$540	$556
Pemex Project Funding Master Trust		7.375%	12/15/14	230	256

					812

Foreign Governments	3.7%
Federative Republic of Brazil		14.500%	10/15/09	130	169
Federative Republic of Brazil		5.250%	4/15/12	39	38A,B
Federative Republic of Brazil		8.875%	4/15/24	30	32
Federative Republic of Brazil		8.875%	4/15/24	20	21
Federative Republic of Brazil		12.250%	3/6/30	50	69
Federative Republic of Brazil		11.000%	8/17/40	175	215
Republic of Bulgaria		8.250%	1/15/15	30	37
Republic of Colombia		11.750%	2/25/20	78	108
Republic of Panama		10.750%	5/15/20	68	95
Republic of Peru		5.000%	3/7/17	41	40H
Republic of Peru		8.750%	11/21/33	50	60
Russian Federation		5.000%	3/31/30	220	253B,H
Russian Federation		5.000%	3/31/30	210	241H
United Mexican States		8.375%	1/14/11	25	29
United Mexican States		8.300%	8/15/31	10	13
United Mexican States		7.500%	4/8/33	420	487

					1,907

Manufacturing (Diversified)	0.9%
Tyco International Group SA		6.375%	10/15/11	180	192
Tyco International Group SA		6.000%	11/15/13	250	264

					456

Telecommunications	1.6%
British Telecommunications plc		8.375%	12/15/10	350	405
Koninklijke (Royal) KPN NV		8.000%	10/1/10	50	57
Telecom Italia Capital		4.000%	11/15/08	40	39
Telecom Italia Capital		4.480%	2/1/11	230	230A
Telefonos de Mexico SA de CV		4.500%	11/19/08	100	99

					830

Utilities	0.4%
United Utilities plc		6.450%	4/1/08	170	176

Total Yankee Bonds (Identified Cost—$4,889)					4,979

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Foreign Government Obligations	0.9%

Fixed Rate Securities	0.9%
Canadian Real Return Bond		4.000%	12/1/31	$188I	$244D
Queensland Treasury Corp		6.000%	6/14/11	270J	211D

Total Foreign Government Obligations (Identified Cost—$420)					455
Foreign Corporate Bonds	0.1%
General Motors Corporation		8.375%	7/5/33	50J	47

Total Foreign Corporate Bonds (Identified Cost—$65)
Preferred Stocks	1.4%
Fannie Mae		7.000%		13 shs	726A

Total Preferred Stocks (Identified Cost—$740)

Total Long-Term Securities (Identified Cost—$47,268)					46,922
Short-Term Securities	5.8%

U.S. Government and Agency Obligations	0.3%
Fannie Mae		0.000%	12/5/05	$147	146K,M

Options PurchasedN	N.M.
Federal Funds Futures Call, November 2005, Strike Price $96.31				3L	0.031

Repurchase Agreements	5.5%
Merrill Lynch Government Securities, Inc. 3.85%, dated 9/30/05, to be repurchased at $2,681 on 10/3/05 (Collateral: $2,735 Fannie Mae discount notes, 4.375%, due 9/7/07, value $2,735)				$2,680	2,680
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $156 on 10/3/05 (Collateral: $165 Fannie Mae discount notes, 3.25%, due 2/15/09, value $160)				156	156

					2,836

Total Short-Term Securities (Identified Cost—$2,982)					2,982
Total Investments (Identified Cost—$50,250)	97.7%				$49,904
Other Assets Less Liabilities	2.3%				1,158

Net Assets	100.0%				$51,062

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Eurodollar Futures	March 2006	18	$(7)
Eurodollar Futures	December 2005	9	(9)
U.S. Treasury Note Futures	September 2005	5	0.100
U.S. Treasury Note Futures	December 2005	53	(62)

			$(78)

Futures Contracts WrittenN
U.S. Treasury Note Futures	December 2005	22	$34

Options WrittenN
U.S. Treasury Bond Futures Put, Strike $113.00	November 2005	11	$1
U.S. Treasury Note Futures Put, Strike $109.00	November 2005	15	(1)

			$—

A	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury Bill rate. The coupon rate is the rate as of September 30, 2005.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.6% of net assets.
C	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
D	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
G	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
H	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
I	Denominated in canadian dollars.
J	Denominated in euro currency.
K	All or a portion of this security is collateral to cover futures and options contracts.
L	Par represents actual number of contracts.
M	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N	Options and futures are described in more detail in the notes to financial statements.

N.M.—Not meaningful.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	121.9%

Corporate Bonds and Notes	19.2%

Aerospace/Defense	0.2%
Lockheed Martin Corporation		7.650%	5/1/16	$135	$163	A
Northrop Grumman Corporation		4.079%	11/16/06	2,600	2,586
Raytheon Company		6.000%	12/15/10	32	33
Raytheon Company		5.500%	11/15/12	65	67
Raytheon Company		5.375%	4/1/13	705	720
Systems 2001 Asset Trust		6.664%	9/15/13	2,808	3,010	B
United Technologies Corporation		5.400%	5/1/35	1,460	1,459	A

					8,038

Automotive	0.5%
Ford Motor Company		7.450%	7/16/31	15,410	12,020	A
General Motors Corporation		8.375%	7/15/33	11,020	8,596	A

					20,616

Banking and Finance	3.1%
Boeing Capital Corporation		7.375%	9/27/10	3,240	3,615
Ford Motor Credit Company		6.625%	6/16/08	8,900	8,699	A
Ford Motor Credit Company		7.375%	10/28/09	49,035	47,365
Ford Motor Credit Company		7.875%	6/15/10	7,450	7,250	A
Ford Motor Credit Company		7.375%	2/1/11	6,435	6,155
Ford Motor Credit Company		7.250%	10/25/11	360	342	A
General Motors Acceptance Corporation		6.125%	2/1/07	5,210	5,179	A
General Motors Acceptance Corporation		6.150%	4/5/07	4,150	4,118
General Motors Acceptance Corporation		6.125%	8/28/07	8,620	8,486	A
General Motors Acceptance Corporation		5.625%	5/15/09	9,550	8,755
General Motors Acceptance Corporation		7.750%	1/19/10	5,355	5,191	A
General Motors Acceptance Corporation		7.250%	3/2/11	820	763
General Motors Acceptance Corporation		0.000%	6/15/15	13,910	6,093	C
HSBC Finance Corporation		7.875%	3/1/07	2,800	2,923
HSBC Finance Corporation		8.000%	7/15/10	690	779
HSBC Finance Corporation		7.000%	5/15/12	700	775
HSBC Finance Corporation		6.375%	11/27/12	440	473	A
SB Treasury Company LLC		9.400%	12/29/49	2,930	3,233	B
SLM Corporation		4.300%	4/1/09	7,620	7,505	D

					127,699

Banks	0.2%
Bank of America Corporation		7.400%	1/15/11	2,000	2,234
Bank One Corporation		7.875%	8/1/10	4,500	5,083

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Banks—Continued
Bank One Corporation		5.900%	11/15/11	$2,000	$2,096
Firstar Bank NA		7.125%	12/1/09	450	492

					9,905

Cable	0.9%
Comcast Cable Communications, Inc.		6.375%	1/30/06	17,490	17,604
Comcast Corporation		6.500%	1/15/15	1,800	1,944
Comcast Corporation		7.050%	3/15/33	3,130	3,484	A
Comcast MO of Delaware Inc.		9.000%	9/1/08	2,200	2,441
Cox Communications, Inc.		7.875%	8/15/09	9,640	10,576

					36,049

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	7,685	8,231	A

Diversified Financial Services	1.2%
Marsh & McLennan Companies, Inc.		5.150%	9/15/10	38,220	37,972
U.S. Bancorp		3.125%	3/15/08	10,300	9,956
Wells Fargo & Company		5.000%	11/15/14	690	692

					48,620

Electric	1.0%
Dominion Resources, Inc.		4.125%	2/15/08	10,850	10,700
Dominion Resources, Inc.		5.125%	12/15/09	50	50
Dominion Resources, Inc.		4.750%	12/15/10	570	564
Dominion Resources, Inc.		5.700%	9/17/12	2,050	2,115	A
FirstEnergy Corp.		5.500%	11/15/06	15,290	15,419
FirstEnergy Corp.		6.450%	11/15/11	340	362
FirstEnergy Corp.		7.375%	11/15/31	10,850	12,726	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	280	287
The Detroit Edison Company		6.125%	10/1/10	920	972

					43,195

Energy	1.6%
Duke Energy Corporation		6.250%	1/15/12	590	628
Duke Energy Corporation		5.625%	11/30/12	1,330	1,373
Pacific Gas and Electric Company		6.050%	3/1/34	5,500	5,722
Progress Energy, Inc.		7.100%	3/1/11	3,170	3,446
TXU Corp.		6.375%	6/15/06	8,380	8,471
TXU Corp.		4.800%	11/15/09	9,000	8,672
TXU Corp.		6.550%	11/15/34	11,020	10,228	A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Energy—Continued
TXU Energy Co.		4.920%	1/17/06	$510	$510	D
TXU Energy Co.		7.000%	3/15/13	25,800	28,009

					67,059

Environmental Services	0.6%
Waste Management, Inc.		7.125%	10/1/07	10,330	10,770
Waste Management, Inc.		6.875%	5/15/09	2,000	2,128	A
Waste Management, Inc.		6.375%	11/15/12	2,530	2,712
Waste Management, Inc.		7.125%	12/15/17	6,000	6,789
Waste Management, Inc.		7.375%	5/15/29	1,220	1,418

					23,817

Food, Beverage and Tobacco	0.3%
Altria Group, Inc.		7.000%	11/4/13	3,815	4,176
Altria Group, Inc.		7.750%	1/15/27	2,500	2,915
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	3,240	3,402

					10,493

Gas and Pipeline Utilities	0.9%
Dynegy Holdings Inc.		8.750%	2/15/12	11,260	12,217	A
Southern Natural Gas Company		8.000%	3/1/32	7,390	8,160
Tennessee Gas Pipeline Company		8.375%	6/15/32	1,110	1,268
The Williams Companies, Inc.		8.125%	3/15/12	3,730	4,075
The Williams Companies, Inc.		7.500%	1/15/31	5,000	5,313	A
The Williams Companies, Inc.		8.750%	3/15/32	3,240	3,823

					34,856

Health Care	0.3%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,331	A
Tenet Healthcare Corporation		7.375%	2/1/13	9,462	8,965	A

					11,296

Investment Banking/Brokerage	0.9%
J.P. Morgan & Co. Incorporated		8.019%	2/15/12	2,000	2,111	D
J.P. Morgan Chase & Co.		5.750%	1/2/13	3,770	3,921
Lehman Brothers Holdings Inc.		4.294%	4/20/07	5,470	5,477	D
Merrill Lynch & Co., Inc.		3.970%	3/12/07	5,210	5,195	D
Merrill Lynch & Co., Inc.		3.375%	9/14/07	11,120	10,926
Morgan Stanley		5.300%	3/1/13	3,380	3,414
The Goldman Sachs Group, Inc.		4.750%	7/15/13	4,370	4,270

					35,314

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Investment Management	0.2%
Dryden Investor Trust		7.157%	7/23/08	$8,828	$9,118	B

Media	1.2%
Clear Channel Communications, Inc.		4.625%	1/15/08	1,430	1,416	A
Clear Channel Communications, Inc.		4.250%	5/15/09	2,130	2,054	A
Clear Channel Communications, Inc.		5.500%	9/15/14	2,850	2,747	A
Liberty Media Corporation		5.370%	9/17/06	10,573	10,650D
Liberty Media Corporation		7.875%	7/15/09	9,000	9,471	A
Liberty Media Corporation		3.750%	2/15/30	290	161	E
News America, Inc.		6.200%	12/15/34	605	606
Time Warner Inc.		6.875%	5/1/12	8,270	9,038	A
Time Warner Inc.		6.950%	1/15/28	2,000	2,167
Time Warner Inc.		7.625%	4/15/31	1,350	1,582
Time Warner Inc.		7.700%	5/1/32	8,565	10,140
Viacom Inc.		5.625%	8/15/12	970	986

					51,018

Medical Care Facilities	0.9%
HCA, Inc.		5.750%	3/15/14	40,360	38,470	A

Oil and Gas	1.5%
Amerada Hess Corporation		7.300%	8/15/31	12,535	14,624
Conoco Inc.		6.950%	4/15/29	9,950	12,112
ConocoPhillips		4.750%	10/15/12	1,770	1,777	A
Devon Energy Corporation		7.950%	4/15/32	4,145	5,284
El Paso Corporation		0.000%	2/28/21	330	178	C,E
El Paso Corporation		7.800%	8/1/31	140	140	A
El Paso Natural Gas Company		8.375%	6/15/32	3,610	4,100
Kerr-McGee Corporation		6.875%	9/15/11	17,000	18,173	A
Sonat Inc.		7.625%	7/15/11	5,000	5,075	A
XTO Energy, Inc.		7.500%	4/15/12	1,110	1,250
XTO Energy, Inc.		6.250%	4/15/13	980	1,046

					63,759

Paper and Forest Products	0.1%
International Paper Company		5.500%	1/15/14	2,110	2,101
Weyerhaeuser Company		6.750%	3/15/12	3,445	3,723

					5,824

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	N.M.
Bristol-Myers Squibb Company		5.750%	10/1/11	$830	$871

Photo Equipment and Supplies	1.2%
Eastman Kodak Company		3.625%	5/15/08	17,500	16,377	A
Eastman Kodak Company		7.250%	11/15/13	34,680	32,893	A

					49,270

Real Estate	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	260	274	B

Retail	0.1%
Target Corporation		4.000%	6/15/13	4,445	4,203	A
Wal-Mart Stores, Inc.		5.450%	8/1/06	150	151

					4,354

Special Purpose	1.6%
ASIF Global Financing XIX		4.900%	1/17/13	2,010	1,973	B
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	2,250	2,197	A
DaimlerChrysler NA Holding Corporation		7.200%	9/1/09	1,240	1,323	A
Patrons’ Legacy 2003 IV		5.775%	1/23/17	5,100	5,153	B
Rabobank Capital Funding Trust II		5.260%	12/31/49	470	471	B
Rabobank Capital Funding Trust III		5.254%	12/29/49	3,030	3,019	B
Sprint Capital Corporation		6.000%	1/15/07	31,760	32,289
Sprint Capital Corporation		8.375%	3/15/12	7,935	9,338
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,038
Unilever Capital Corporation		7.125%	11/1/10	1,730	1,914
Verizon Global Funding Corp.		7.250%	12/1/10	2,220	2,453
Verizon Global Funding Corp.		6.875%	6/15/12	1,290	1,423
Verizon Global Funding Corp.		7.375%	9/1/12	1,275	1,447

					64,038

Telecommunications	N.M.
GTE Hawaiian Telephone Company, Inc.		7.375%	9/1/06	700	702

Transportation	0.5%
Continental Airlines, Inc.		6.900%	1/2/18	321	314
Continental Airlines, Inc.		6.545%	2/2/19	2,634	2,582
Delta Air Lines, Inc.		7.111%	9/18/11	500	484	A
Delta Air Lines, Inc.		6.718%	1/2/23	4,237	4,339

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Transportation—Continued
Southwest Airlines Co.		5.496%	11/1/06	$9,000	$9,097
United Airlines, Inc.		7.783%	1/1/14	2,539	2,420

					19,236

Total Corporate Bonds and Notes (Identified Cost—$791,372)					792,122
Asset-Backed Securities	3.6%

Fixed Rate Securities	0.3%
Advanta Mortgage Loan Trust 1999-3		7.590%	6/25/14	287	292
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	3,886
Equity One ABS, Inc. 2003-3		4.995%	12/25/33	8,200	8,191
Green Tree Financial Corporation 1996-5		8.100%	7/15/26	336	151
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	922	923

					13,443

Indexed SecuritiesD	3.3%
AAA Trust 2005-2		3.930%	11/26/35	15,853	15,845	B
Aegis Asset Backed Securities Trust 2005-2		4.138%	6/25/35	26,921	26,925
Aesop Funding II LLC 2003-4A		4.230%	8/20/07	13,900	13,922	B
Amortizing Residential Collateral Trust 2002-BC1M		4.318%	1/1/32	415	438
Asset Backed Funding Certificates 2002-SB1		4.468%	12/25/30	2,323	2,331
Bayview Financial Aquisition Trust 2002-CA		4.368%	5/25/32	2,245	2,245	B
CDC Mortgage Capital Trust 2002-HE1		4.348%	1/25/33	1,394	1,396
CIT Group Home Equity Loan Trust 2002-1		4.328%	3/25/33	942	944
Countrywide Asset-Backed Certificates 2003-BC3		4.348%	9/25/33	2,772	2,776
Countrywide Asset-Backed Certificates 2005-AB1		4.138%	8/25/35	20,607	20,612
Fleet Home Equity Loan Trust 2003-1		4.250%	1/20/33	6,182	6,188
Household Home Equity Loan Trust 2002-4A		4.550%	10/20/32	1,322	1,323
Long Beach Mortgage Loan Trust 2000-1		4.263%	1/21/31	472	472
New Century Home Equity Loan Trust 2001-NC1		4.290%	6/20/31	137	137
Provident Bank Home Equity Loan Trust 1999-3		4.428%	1/25/31	1,494	1,495
Providian Gateway Master Trust 2002-B		4.670%	6/15/09	8,800	8,813	B

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
Residential Asset Mortgage Products, Inc. 2000-RS3		4.328%	9/25/30	$52	$52
Residential Asset Mortgage Products, Inc. 2003-RS2		4.378%	3/25/33	650	652
Residential Asset Securities Corporation 2001-KS2		4.268%	6/25/31	949	950
Residential Asset Securities Corporation 2001-KS3		4.268%	9/25/31	383	383
Structured Asset Investment Loan Trust 2005-3		4.168%	4/25/35	27,272	27,271

					135,170

Stripped Securities	N.M.
Diversified REIT Trust 1999-1A		0.532%	3/18/11	121,096	1,816	F1

Total Asset-Backed Securities (Identified Cost—$151,478)					150,429
Mortgage-Backed Securities	19.6%

Fixed Rate Securities	5.1%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	4,719	4,750
Banc of America Commercial Mortgage Inc. 2005-5		5.115%	9/10/15	9,200	9,247
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9		4.871%	9/11/42	6,570	6,524
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	7,838	8,112	B
Deutsche Mortgage and Asset Receiving Corporation 1998-C1		6.538%	6/15/31	10,471	10,816
GS Mortgage Securities Corporation II 2005-GG4		4.680%	7/10/39	12,900	12,715
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates, Series 2005-CIBC12		4.895%	9/12/37	1,610	1,593
LB-UBS Commercial Mortgage Trust 2005-C3A5		4.739%	7/15/30	8,590	8,423
LB-UBS Commercial Mortgage Trust 2005-C3AAB		4.664%	7/15/30	15,000	14,721
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/40	10,800	10,763
MASTR Reperforming Loan Trust 2005-1		7.000%	8/25/34	15,140	15,801	B
MASTR Specialized Loan Trust 2005-1		6.500%	8/25/34	1,847	1,860	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Merrill Lynch Mortgage Investors, Inc. 1996-C2		6.960%	11/21/28	$412	$418
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	25,900	25,853
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	5,500	5,566
Nomura Asset Securities Corporation 1996-MD5A		7.070%	4/13/39	375	378
Residential Asset Mortgage Products, Inc. 2005-SL2		7.500%	3/25/32	7,277	7,474
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	66,479	65,191

					210,205

Indexed SecuritiesD	14.5%
Banc of America Funding Corporation 2005-E		4.300%	6/20/35	36,209	36,013
Chevy Chase Mortgage Funding Corporation 2003-2A		4.418%	5/25/34	6,802	6,824	B
Countrywide Alternative Loan Trust 2005-14		4.248%	5/25/35	22,931	22,850
Countrywide Alternative Loan Trust 2005-17 1A1		4.298%	7/25/35	28,104	28,059
Countrywide Alternative Loan Trust 2005-17 2A1		4.278%	7/25/35	34,141	34,071
Countrywide Alternative Loan Trust 2005-38		4.388%	9/25/35	878	878
Countrywide Asset-Backed Certificates 2005-3		4.328%	4/25/35	30,032	30,003
Countrywide Home Loans 2005-9 1A1		4.338%	5/25/35	31,366	31,326
Countrywide Home Loans 2005-9 2A1		4.258%	5/25/35	27,589	27,566
Credit-Based Asset Servicing and Securitization 2001-CB2		4.328%	8/25/33	1,439	1,440
Granite Mortgages PLC 2003-1		4.364%	1/20/20	5,073	5,074	G
Greenpoint Mortgage Funding Trust 2005-AR1		4.258%	6/25/45	27,398	27,332
Greenpoint Mortgage Funding Trust 2005-AR4		4.298%	10/25/45	10,680	10,678
GSMPS Mortgage Loan Trust 2005-RP2		4.388%	3/25/35	28,205	28,175
Harborview Mortgage Loan Trust 2005-7		4.607%	6/19/45	37,660	38,037
Impac CMB Trust 2003-7		4.358%	8/25/33	2,843	2,845
Medallion Trust 2000-1G		4.345%	7/12/31	214	214	G
Medallion Trust 2000-2G		4.086%	12/18/31	1,537	1,537	G
Medallion Trust 2003-1G		4.110%	12/21/33	3,714	3,722	G
MLCC Mortgage Investors, Inc. 2003-B		4.378%	4/25/28	8,129	8,175

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued

Indexed Securities—Continued
MSDWCC Heloc Trust 2005-1		4.228%	7/25/17	$4,251	$4,251
People’s Choice Home Loan Securities Trust 2005-2		4.148%	5/25/35	23,508	23,512
Thornburg Mortgage Securities Trust 2005-2A1		4.258%	7/25/45	18,251	18,148
Thornburg Mortgage Securities Trust 2005-2A2		4.268%	7/25/45	19,151	19,043
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6		4.268%	4/25/45	30,395	30,290
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8		4.308%	7/25/45	40,128	40,127
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11		4.358%	8/25/45	79,764	79,754
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13		4.328%	10/25/45	34,010	34,003

					593,947

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1999-1A		1.558%	9/18/25	9,386	383	F1
LB-UBS Commercial Mortgage Trust 2001-C3		0.978%	6/15/36	19,097	821	F1
Structured Mortgage Asset Residential Trust 1991-8		0.013%	1/25/23	636	0.079	F1

					1,204

Total Mortgage-Backed Securities (Identified Cost—$809,720)					805,356
Municipal Bonds	1.1%
Brazos Higher Education Authority, Inc. 2005-1		3.991%	9/26/16	18,300	18,300	D
Liberty New York Development Corporation Revenue Bonds		5.250%	10/1/35	24,060	26,844

Total Municipal Bonds (Identified Cost—$45,225)					45,144
U.S. Government and Agency Obligations	25.4%

Fixed Rate Securities	17.7%
Federal Home Loan Bank		7.250%	2/15/07	100	104
Tennessee Valley Authority		6.750%	11/1/25	2,560	3,161
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,211
United States Treasury Bonds		7.500%	11/15/16	1,490	1,886	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Bonds		7.250%	8/15/22	$13,010	$16,998	A
United States Treasury Bonds		6.250%	8/15/23	1,980	2,368	A
United States Treasury Bonds		5.250%	11/15/28	5,630	6,133	A
United States Treasury Bonds		5.250%	2/15/29	12,700	13,845	A
United States Treasury Bonds		6.250%	5/15/30	85,755	106,480	A
United States Treasury Bonds		5.375%	2/15/31	11,930	13,365	A
United States Treasury Notes		1.875%	12/31/05	3,340	3,326	A
United States Treasury Notes		1.500%	3/31/06	3,940	3,894	A
United States Treasury Notes		2.750%	6/30/06	10,360	10,262	A
United States Treasury Notes		2.500%	9/30/06	44,470	43,775	A
United States Treasury Notes		3.125%	1/31/07	370	365	A
United States Treasury Notes		3.125%	5/15/07	480	472	A
United States Treasury Notes		3.000%	2/15/08	12,760	12,422	A
United States Treasury Notes		3.375%	2/15/08	31,310	30,745	A
United States Treasury Notes		3.750%	5/15/08	3,770	3,730	A
United States Treasury Notes		3.125%	10/15/08	12,680	12,296	A
United States Treasury Notes		2.625%	3/15/09	10,510	9,981	A
United States Treasury Notes		4.000%	6/15/09	72,160	71,664	A
United States Treasury Notes		3.500%	8/15/09	104,700	102,054	A
United States Treasury Notes		3.375%	10/15/09	750	727	A
United States Treasury Notes		3.500%	12/15/09	18,492	17,988	A
United States Treasury Notes		3.625%	1/15/10	2,900	2,833	A
United States Treasury Notes		3.500%	2/15/10	114,720	111,435	A
United States Treasury Notes		4.000%	4/15/10	45,360	44,947	A
United States Treasury Notes		3.875%	5/15/10	25,190	24,825	A
United States Treasury Notes		3.875%	7/15/10	25,000	24,620	A
United States Treasury Notes		4.125%	8/15/10	28,390	28,262	A
United States Treasury Notes		5.000%	2/15/11	2,100	2,177	A
United States Treasury Notes		4.250%	8/15/15	40	40	A

					730,391

Indexed SecuritiesH	7.6%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	95,949	99,229
United States Treasury Inflation-Protected Security		3.625%	1/15/08	3,725	3,943
United States Treasury Inflation-Protected Security		3.875%	1/15/09	23,468	25,459

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Indexed Securities—Continued
United States Treasury Inflation-Protected Security		4.250%	1/15/10	$75,549	$84,506
United States Treasury Inflation-Protected Security		0.875%	4/15/10	39,632	38,619
United States Treasury Inflation-Protected Security		3.375%	1/15/12	7,702	8,529
United States Treasury Inflation-Protected Security		1.875%	7/15/13	14,711	14,909
United States Treasury Inflation-Protected Security		2.000%	1/15/14	624	637
United States Treasury Inflation-Protected Security		1.875%	7/15/15	3,988	4,023
United States Treasury Inflation-Protected Security		2.375%	1/15/25	11,919	12,752
United States Treasury Inflation-Protected Security		3.625%	4/15/28	12,152	15,899
United States Treasury Inflation-Protected Security		3.875%	4/15/29	3,803	5,206
United States Treasury Inflation-Protected Security		2.000%	7/15/14	31	32

					313,743

Stripped Securities	0.1%
United States Treasury Bonds		0.000%	8/15/27	1,630	592	A,F2
United States Treasury Notes		0.000%	5/15/30	10,800	3,517	A,F2

					4,109

Total U.S. Government and Agency Obligations (Identified Cost—$1,054,215)					1,048,243
U.S. Government Agency Mortgage- Backed Securities	46.7%

Fixed Rate Securities	46.2%
Fannie Mae		7.000%	9/1/07 to 2/1/33	13,768	14,410
Fannie Mae		4.610%	10/10/13	30,420	29,799
Fannie Mae		8.000%	5/1/15	49	52
Fannie Mae		6.000%	11/1/16 to 10/1/35	28,588	29,096
Fannie Mae		5.500%	4/1/18 to 10/1/35	70,118	70,165
Fannie Mae		4.500%	7/1/18 to 9/1/35	14,463	13,929

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage- Backed Securities—Continued

Fixed Rate Securities—Continued
Fannie Mae		4.000%	8/1/20 to 9/1/20	$6,499	$6,256
Fannie Mae		5.000%	8/1/20 to 9/1/20	20,700	20,653
Fannie Mae		7.500%	6/1/25 to 7/1/29	1,035	1,095
Fannie Mae		6.500%	7/1/28 to 7/1/35	40,119	41,333
Fannie Mae		5.500%	12/1/35	405,300	405,046	I
Fannie Mae		6.000%	12/1/35	289,450	294,243	I
Fannie Mae		6.500%	12/1/35	83,550	85,977	I
Freddie Mac		9.750%	7/1/08	30	31
Freddie Mac		6.000%	3/1/09 to 5/1/29	1,944	1,996
Freddie Mac		4.125%	10/18/10	2,490	2,445
Freddie Mac		4.650%	10/10/13	34,390	33,635
Freddie Mac		5.500%	12/1/13 to 8/1/35	42,056	42,095
Freddie Mac		9.300%	4/15/19	205	205
Freddie Mac		5.000%	9/1/20 to 8/1/33	70,132	69,181
Freddie Mac		7.000%	4/1/24 to 5/1/32	4,703	4,915
Freddie Mac		6.500%	6/1/32	92	94
Government National Mortgage Association		10.000%	11/15/09	0.286	0.306
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	255	273
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	615	653
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	582	613
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	28,579	29,747
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	50,052	51,278
Government National Mortgage Association		5.500%	1/15/33	276	278
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	77,865	77,099
Government National Mortgage Association		5.000%	12/1/35	591,450	578,841	I

					1,905,433

Indexed SecuritiesD	0.5%
Fannie Mae		3.035%	10/1/35	20,800	21,366

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage- Backed Securities—Continued

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	$20	$4	F1
Fannie Mae		1009.500%	2/25/20	0.001	0.238	F1
Fannie Mae		1009.250%	8/25/21	1	16	F1
Fannie Mae		0.000%	5/25/22	177	152	F2
Financing Corporation		0.000%	4/5/19	1,150	598	F2
Freddie Mac		10.000%	3/1/21	141	32	F1
Freddie Mac		0.000%	7/15/22	23	20	F2

					822

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$1,940,174)					1,927,621
Yankee BondsG	5.7%

Banking and Finance	0.1%
AIFUL CORPORATION		4.450%	2/16/10	800	779	B
AIFUL CORPORATION		5.000%	8/10/10	3,230	3,209

					3,988

Banks	0.1%
The Korea Development Bank		4.250%	11/13/07	6,045	5,985

Cable	0.1%
Rogers Cable Inc.		5.500%	3/15/14	4,340	4,004

Electric	N.M.
Hydro-Quebec		6.300%	5/11/11	570	616

Foreign Governments	2.7%
Quebec Province		5.500%	4/11/06	200	201
Russian Federation		5.000%	3/31/30	51,110	58,725	J
United Mexican States		8.375%	1/14/11	8,970	10,316
United Mexican States		8.300%	8/15/31	6,100	7,625
United Mexican States		7.500%	4/8/33	29,407	34,112

					110,979

Insurance	0.1%
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,400	2,654	E

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Manufacturing (Diversified)	1.6%
Tyco International Group SA		6.375%	2/15/06	$16,600	$16,711
Tyco International Group SA		5.800%	8/1/06	10,250	10,346
Tyco International Group SA		6.750%	2/15/11	430	464
Tyco International Group SA		6.375%	10/15/11	1,230	1,311
Tyco International Group SA		6.000%	11/15/13	2,300	2,430	A
Tyco International Group SA		7.000%	6/15/28	3,070	3,548
Tyco International Group SA		6.875%	1/15/29	27,780	31,877

					66,687

Mining	N.M.
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	1,750	1,698	B

Oil And Gas	0.1%
YPF Sociedad Anonima		7.750%	8/27/07	3,250	3,426

Special Purpose	0.7%
Anadarko Finance Company		6.750%	5/1/11	1,590	1,728
Conoco Funding Company		6.350%	10/15/11	400	434	A
Conoco Funding Company		7.250%	10/15/31	350	442
CVRD Finance Ltd.		4.800%	10/15/07	3,376	3,376	B,D
HSBC Capital Funding LP		4.610%	12/29/49	1,630	1,559	A,B,K
Petronas Capital Ltd.		7.875%	5/22/22	1,340	1,659
Petrozuata Finance, Inc.		8.220%	4/1/17	3,950	3,772
Resona Preferred Global Securities (Cayman) Ltd.		7.191%	12/29/49	13,670	14,152	B,K

					27,122

Telecommunications	0.2%
British Telecommunications plc		8.375%	12/15/10	1,755	2,032
Telecom Italia Capital S.p.A.		5.250%	11/15/13	965	958
Telecom Italia Capital S.p.A.		4.950%	9/30/14	2,570	2,487
Telecom Italia Capital S.p.A.		5.250%	10/1/15	2,060	2,024	A,B

					7,501

Total Yankee Bonds (Identified Cost—$215,977)					234,660

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Preferred Stocks	0.6%
Fannie Mae		7.000%		141	shs	$7,715	D
Fannie Mae		5.375%		0.111		7,420	E
General Motors Corporation		5.250%		368		6,363	E
Home Ownership Funding Corporation		13.331%		6		1,675	B,J
Home Ownership Funding Corporation II		13.338%		5		1,503	B,J

Total Preferred Stocks (Identified Cost—$30,779)						24,676

Total Long-Term Securities (Identified Cost—$5,038,940)						5,028,251
Investment of Collateral From Securities Lending	24.2%
State Street Navigator Securities Lending Prime Portfolio				998,356		998,356

Total Investments of Collateral From Securities Lending (Identified Cost—$998,356)						998,356
Short-Term Securities	13.8%

U.S. Government and Agency Obligations	10.4%
Fannie Mae		0.000%	12/5/05	$19,396		19,277	C,L
Fannie Mae		0.000%	10/3/05	80,000		79,986	C
Freddie Mac		0.000%	12/12/05	10,000		9,926	A,C,L
Freddie Mac		0.000%	10/3/05	180,000		179,969	C
Freddie Mac		0.000%	10/3/05	140,000		139,975	C

						429,133

Options PurchasedM	0.3%
Deutsche Bank Swaption Call, July 2006, Strike Price $4.61				76,000,000N		1,043
Deutsche Bank Swaption Put, July 2006, Strike Price $4.61				76,000,000N		1,206
Eurodollar Futures Call, April 2006, Strike Price $95.00				5,755N		7,266
Eurodollar Futures Call, January 2006, Strike Price $95.00				291N		447
Eurodollar Futures Call, July 2006, Strike Price $95.00				485N		555

Semi-Annual Report to Shareholders

	% OF NET ASSETS	PAR/ SHARES	VALUE
Short-Term Securities—Continued

Options Purchased—Continued
Eurodollar Futures Call, November 2005, Strike Price $96.00		720N	$5
Eurodollar Futures Put, July 2005, Strike Price $94.00		215N	1
Goldman Sachs Swaption Call, March 2006, Strike Price $4.43		33,300,000N	243
Goldman Sachs Swaption Put, March 2006, Strike Price $4.43		33,300,000N	501
Goldman Sachs Swaption Put, November 2005, Strike Price $4.12		61,184,000N	468
U.S. Treasury Bond Futures Call, December 2005, Strike Price $115.00		429N	442
U.S. Treasury Bond Futures Call, December 2005, Strike Price $119.00		651N	92
U.S. Treasury Note Futures Call, December 2005, Strike Price $104.50		177N	420
U.S. Treasury Note Futures Call, December 2005, Strike Price $106.50		394N	283
U.S. Treasury Note Futures Call, December 2005, Strike Price $108.50		498N	39

			13,011

Repurchase Agreements	3.1%
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $128,331 on 10/3/05 (Collateral: $98,115 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $133,754)		$128,290	128,290

Total Short-Term Securities (Identified Cost—$573,557)			570,434
Total Investments (Identified Cost—$6,610,853)	159.9%		$6,597,041
Other Assets Less Liabilities	(35.7)%		(1,472,219)
Obligations to Return Collateral for Securities Loaned	(24.2)%		(998,356)

Net Assets	100.0%		$4,126,466

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	June 2006	3,048	$(2,146)
Eurodollar Futures	March 2006	49	(14)
Eurodollar Futures	September 2006	220	(133)
U.S. Treasury Bond Futures	December 2005	520	(166)

			$(2,459)

Futures Contracts WrittenK
U.S. Treasury Bond Futures	December 2005	5	$1,130
U.S. Treasury Note Futures	December 2005	1,022	5

			$1,135

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenL
Deutsche Bank Swaption Call, Strike Price $4.745	July 2006	45,600,000	$229
Deutsche Bank Swaption Put, Strike Price $4.745	July 2006	45,600,000	8
Eurodollar Futures Put, Strike Price $95.625	October 2005	720	(332)
Eurodollar Futures Put, Strike Price $95.75	March 2006	482	(266)
Eurodollar Futures Put, Strike Price $95.75	June 2006	643	(407)
Goldman Sachs Swaption Call, Strike Price $4.36	March 2006	54,100,000	(143)
Goldman Sachs Swaption Put, Strike Price $4.48	November 2005	15,675,000	(158)
Goldman Sachs Swaption Put, Strike Price $4.36	March 2006	54,100,000	167
U.S. Treasury Bond Futures Call, Strike Price $117.00	November 2005	903	555
U.S. Treasury Bond Futures Call, Strike Price $118.00	November 2005	432	331
U.S. Treasury Bond Futures Call, Strike Price $120.00	November 2005	160	130
U.S. Treasury Bond Futures Call, Strike Price $122.00	November 2005	122	77
U.S. Treasury Bond Futures Put, Strike Price $113.00	November 2005	2,170	16
U.S. Treasury Bond Futures Put, Strike Price $115.00	November 2005	231	(217)
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2005	307	63
U.S. Treasury Note Futures Call, Strike Price $111.00	November 2005	1,027	234
U.S. Treasury Note Futures Call, Strike Price $112.00	November 2005	1,232	426
U.S. Treasury Note Futures Call, Strike Price $113.00	November 2005	1,946	924
U.S. Treasury Note Futures Call, Strike Price $113.00	October 2005	161	70
U.S. Treasury Note Futures Call, Strike Price $113.00	February 2006	299	30
U.S. Treasury Note Futures Call, Strike Price $114.00	November 2005	658	387
U.S. Treasury Note Futures Put, Strike Price $106.50	November 2005	80	(4)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2006	216	(5)
U.S. Treasury Note Futures Put, Strike Price $107.00	November 2005	182	(3)
U.S. Treasury Note Futures Put, Strike Price $107.50	November 2005	1,198	(372)
U.S. Treasury Note Futures Put, Strike Price $109.00	November 2005	2,667	408
U.S. Treasury Note Futures Put, Strike Price $110.00	November 2005	327	(141)
U.S. Treasury Note Futures Put, Strike Price $111.00	November 2005	503	(233)

			$1,774

A	All or a portion of these securities is on loan. See note 4 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.1% of net assets.
C	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
D	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate ("LIBOR"), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rate is the rate as of September 30, 2005.
E	Convertible Security – Security may be converted into issuer's common stock.
F	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
G	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
H	Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
I	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
K	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
L	All or a portion of this security is collateral to cover futures and options contracts.
M	Options and futures are described in more detail in the notes to financial statements.
N	Par represents actual number of contracts.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Core Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	113.6%

Corporate Bonds and Notes	18.3%

Aerospace/Defense	0.2%
L-3 Communications Corp.		7.625%	6/15/12	$852	$895
Lockheed Martin Corporation		7.650%	5/1/16	945	1,144
Lockheed Martin Corporation		8.500%	12/1/29	20	28
Northrop Grumman Corporation		4.079%	11/16/06	3,580	3,561
Raytheon Company		6.750%	8/15/07	15	16A
Raytheon Company		6.000%	12/15/10	41	43
Raytheon Company		5.500%	11/15/12	75	77
Raytheon Company		5.375%	4/1/13	875	894A
Systems 2001 Asset Trust		6.664%	9/15/13	2,709	2,903

					9,561

Apparel	N.M.
Oxford Industries, Inc.		8.875%	6/1/11	800	832
Russell Corporation		9.250%	5/1/10	130	131

					963

Auto Trucks and Parts	N.M.
Visteon Corporation		8.250%	8/1/10	2,050	1,948A

Automotive	1.5%
Ford Motor Company		7.450%	7/16/31	42,400	33,072A
General Motors Corporation		8.250%	7/15/23	8,000	6,220A
General Motors Corporation		8.375%	7/15/33	64,530	50,333A

					89,625

Banking and Finance	1.7%
Boeing Capital Corporation		5.800%	1/15/13	2,030	2,145
Ford Motor Credit Company		6.625%	6/16/08	7,040	6,881
Ford Motor Credit Company		7.375%	10/28/09	45,280	43,738
Ford Motor Credit Company		7.875%	6/15/10	4,200	4,087
Ford Motor Credit Company		7.375%	2/1/11	14,135	13,520
Ford Motor Credit Company		7.250%	10/25/11	5,760	5,467A
General Motors Acceptance Corporation		6.311%	11/30/07	4,570	4,417
General Motors Acceptance Corporation		8.000%	11/1/31	3,800	3,318
HSBC Finance Corporation		7.200%	7/15/06	3,750	3,826
HSBC Finance Corporation		6.400%	6/17/08	20	21
HSBC Finance Corporation		6.500%	11/15/08	40	42
HSBC Finance Corporation		8.000%	7/15/10	70	79
HSBC Finance Corporation		6.375%	8/1/10	1,000	1,062

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Banking and Finance—Continued
HSBC Finance Corporation		7.000%	5/15/12	$160	$177A
HSBC Finance Corporation		6.375%	11/27/12	520	559
SB Treasury Company LLC		9.400%	12/29/49	360	397B
SLM Corporation		4.300%	4/1/09	10,680	10,518C

					100,254

Banks	0.9%
Bank of America Corporation		3.805%	12/9/05	23,100	23,102C
Bank of America Corporation		7.400%	1/15/11	3,090	3,451
Bank One Corporation		4.125%	9/1/07	2,780	2,763
Bank One Corporation		6.000%	8/1/08	150	155
Bank One Corporation		5.900%	11/15/11	2,000	2,096
Firstar Bank NA		7.125%	12/1/09	350	383
Royal Bank of Scotland/ New York		3.800%	7/5/06	21,900	21,891C

					53,841

Cable	0.7%
Comcast Cable Communications, Inc.		6.375%	1/30/06	12,650	12,733
Comcast Cable Communications, Inc.		6.750%	1/30/11	680	731A
Comcast Corporation		6.500%	1/15/15	1,690	1,826A
Comcast Corporation		7.050%	3/15/33	6,530	7,267A
Comcast MO of Delaware Inc.		9.000%	9/1/08	1,060	1,176
Cox Communications, Inc.		7.875%	8/15/09	7,680	8,425
CSC Holdings Inc.		7.625%	4/1/11	1,620	1,592
CSC Holdings Inc.		7.000%	4/15/12	500	472B
CSC Holdings Inc.		7.875%	2/15/18	260	248
CSC Holdings Inc.		7.625%	7/15/18	650	608
DirectTV Holdings		6.375%	6/15/15	2,450	2,432B
EchoStar DBS Corporation		6.754%	10/1/08	833	848C
EchoStar DBS Corporation		6.625%	10/1/14	805	797

					39,155

Casino Resorts	0.2%
Caesars Entertainment Inc.		8.125%	5/15/11	733	816
Inn of The Mountain Gods Resort and Casino		12.000%	11/15/10	1,070	1,209A
Mandalay Resort Group		9.500%	8/1/08	80	87A
MGM MIRAGE		9.750%	6/1/07	795	847
MGM MIRAGE		8.500%	9/15/10	2,079	2,261
MGM MIRAGE		6.750%	9/1/12	815	828
MGM MIRAGE		6.625%	7/15/15	2,240	2,215B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Casino Resorts—Continued
Premier Entertainment Biloxi LLC		10.750%	2/1/12	$810	$730
Station Casinos, Inc.		6.000%	4/1/12	1,390	1,388A
Station Casinos, Inc.		6.875%	3/1/16	1,050	1,065B

					11,446

Chemicals	0.1%
IMC Global Inc.		10.875%	6/1/08	685	774A
IMC Global Inc.		11.250%	6/1/11	132	145
IMC Global Inc.		10.875%	8/1/13	460	543
Lyondell Chemical Company		9.625%	5/1/07	836	878
MacDermid, Incorporated		9.125%	7/15/11	1,067	1,142
Westlake Chemical Corporation		8.750%	7/15/11	702	756

					4,238

Computer Services and Systems	0.4%
Electronic Data Systems Corporation		7.125%	10/15/09	19,905	21,318A
International Business Machines Corporation		4.750%	11/29/12	40	40
Sungard Data Systems Incorporated		9.125%	8/15/13	1,640	1,700B

					23,058

Containers and Packaging	N.M.
Horizon Lines, LLC		9.000%	11/1/12	1,085	1,162
Solo Cup Company		8.500%	2/15/14	880	779A

					1,941

Diversified Financial Services	0.9%
American General Finance Corporation (AGFC)		4.100%	6/27/08	18,300	18,317C
CIT Group Inc.		6.500%	2/7/06	40	40
CIT Group Inc.		5.750%	9/25/07	80	82
Citigroup Global Markets Holdings Inc.		3.884%	12/12/05	12,600	12,598C
Citigroup Inc.		5.000%	3/6/07	500	504
Citigroup Inc.		4.125%	2/22/10	2,790	2,724
Citigroup Inc.		5.000%	9/15/14	150	149
General Electric Capital Corporation		5.450%	1/15/13	2,555	2,645
Mizuho Preferred Capital Corp. LLC		8.790%	12/29/49	3,380	3,679B
U.S. Bancorp		3.125%	3/15/08	8,290	8,013
Wells Fargo & Company		3.924%	6/12/06	50	50C
Wells Fargo & Company		5.000%	11/15/14	2,750	2,756A

					51,557

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Electric	2.5%
Dominion Resources, Inc.		4.125%	2/15/08	$2,000	$1,972
Dominion Resources, Inc.		5.125%	12/15/09	1,260	1,271
Dominion Resources, Inc.		4.750%	12/15/10	1,010	999A
Dominion Resources, Inc.		5.700%	9/17/12	3,335	3,441
FirstEnergy Corp.		5.500%	11/15/06	15,580	15,712
FirstEnergy Corp.		6.450%	11/15/11	1,640	1,746A
FirstEnergy Corp.		7.375%	11/15/31	15,140	17,757A
General Electric Company		5.000%	2/1/13	8,980	9,055
Niagara Mohawk Power Corporation		7.750%	10/1/08	500	541A
The AES Corporation		9.500%	6/1/09	736	802A
The AES Corporation		9.375%	9/15/10	1,494	1,647A
The AES Corporation		8.750%	5/15/13	18,838	20,628B
The AES Corporation		7.750%	3/1/14	60,985	64,644A
The AES Corporation		9.000%	5/15/15	7,700	8,451B
The Cleveland Electric Illuminating Company		5.650%	12/15/13	1,495	1,531
The Detroit Edison Company		5.200%	10/15/12	10	10

					150,207

Energy	0.8%
Duke Energy Corporation		6.250%	1/15/12	620	660
Duke Energy Corporation		5.625%	11/30/12	1,420	1,466A
MidAmerican Energy Holdings Company		5.875%	10/1/12	30	31
Pacific Gas and Electric Company		6.050%	3/1/34	7,730	8,042
Peabody Energy Corporation		6.875%	3/15/13	860	899
Peabody Energy Corporation		5.875%	4/15/16	880	875A
Progress Energy, Inc.		7.100%	3/1/11	110	120
Reliant Energy Inc.		6.750%	12/15/14	1,475	1,449A
TXU Corp.		6.375%	6/15/06	9,795	9,901
TXU Corp.		4.800%	11/15/09	7,760	7,477
TXU Corp.		6.550%	11/15/34	13,325	12,367A
TXU Electric Delivery Company		6.375%	1/15/15	685	740
TXU Energy Co.		4.920%	1/17/06	875	875C
TXU Energy Co.		7.000%	3/15/13	10	11

					44,913

Environmental Services	0.5%
Waste Management, Inc.		7.000%	10/15/06	5,565	5,686
Waste Management, Inc.		7.125%	10/1/07	1,060	1,105
Waste Management, Inc.		6.500%	11/15/08	4,340	4,538A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued
Environmental Services—Continued
Waste Management, Inc.		6.875%	5/15/09	$8,000	$8,512A
Waste Management, Inc.		7.375%	8/1/10	6,055	6,658A
Waste Management, Inc.		7.125%	12/15/17	500	566
Waste Management, Inc.		7.000%	7/15/28	3,010	3,389
Waste Management, Inc.		7.375%	5/15/29	80	93
Waste Management, Inc.		7.750%	5/15/32	750	922A

					31,469

Food, Beverage and Tobacco	0.2%
Altria Group, Inc.		7.000%	11/4/13	4,905	5,369
Altria Group, Inc.		7.750%	1/15/27	5,000	5,830A
R.J. Reynolds Tobacco Holdings, Inc.		7.750%	5/15/06	1,080	1,099
R.J. Reynolds Tobacco Holdings, Inc.		6.500%	6/1/07	590	599
R.J. Reynolds Tobacco Holdings, Inc.		7.875%	5/15/09	730	767
Sara Lee Corporation		6.250%	9/15/11	30	31
Sara Lee Corporation		3.875%	6/15/13	20	18A

					13,713

Funeral Parlors and Cemeteries	N.M.
Service Corporation International		7.000%	6/15/17	1,510	1,525B

Gaming	N.M.
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245	259
River Rock Entertainment Authority		9.750%	11/1/11	220	244

					503

Gas and Pipeline Utilities	0.7%
Dynegy Holdings Inc.		8.750%	2/15/12	5,890	6,391A
Southern Natural Gas Company		8.875%	3/15/10	1,220	1,319
Southern Natural Gas Company		8.000%	3/1/32	11,940	13,183
The Williams Companies, Inc.		7.500%	1/15/31	4,113	4,370
The Williams Companies, Inc.		7.750%	6/15/31	530	574A
The Williams Companies, Inc.		8.750%	3/15/32	15,130	17,853

					43,690

Health Care	0.8%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,331A
Tenet Healthcare Corporation		7.375%	2/1/13	6,222	5,895A
Tenet Healthcare Corporation		9.875%	7/1/14	27,435	28,670
Tenet Healthcare Corporation		9.250%	2/1/15	12,430	12,554B

					49,450

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Homebuilding	N.M.
Beazer Homes USA, Inc.		8.375%	4/15/12	$210	$223

Insurance	N.M.
Loews Corporation		8.875%	4/15/11	90	105

Investment Banking/Brokerage	0.5%
E*Trade Financial Corporation		7.375%	9/15/13	590	596B
J.P. Morgan Capital Trust II		7.950%	2/1/27	20	21
J.P. Morgan Chase & Co.		6.000%	2/15/09	10	10
J.P. Morgan Chase & Co.		4.500%	11/15/10	140	138
J.P. Morgan Chase & Co.		5.750%	1/2/13	4,430	4,607
Lehman Brothers Holdings Inc.		4.000%	1/22/08	6,840	6,748A
Lehman Brothers Holdings Inc.		7.000%	2/1/08	160	168
Merrill Lynch & Co., Inc.		3.375%	9/14/07	3,130	3,075
Merrill Lynch & Co., Inc.		3.125%	7/15/08	3,115	2,992A
Merrill Lynch & Co., Inc.		6.375%	10/15/08	2,670	2,801
Morgan Stanley		3.625%	4/1/08	90	88A
Morgan Stanley		5.300%	3/1/13	4,090	4,131
The Goldman Sachs Group, Inc.		6.600%	1/15/12	2,810	3,046
The Goldman Sachs Group, Inc.		4.750%	7/15/13	1,420	1,388

					29,809

Investment Management	N.M.
Dryden Investor Trust		7.157%	7/23/08	1,156	1,194B

Lodging/Hotels	N.M.
Host Marriott Corporation		7.875%	8/1/08	83	84
Starwood Hotels & Resorts Worldwide, Inc.		7.375%	5/1/07	890	918

					1,002

Machinery	N.M.
Case New Holland Incorporated		9.250%	8/1/11	782	827
Terex Corporation		7.375%	1/15/14	114	115

					942

Manufacturing (Diversified)	N.M.
American Achievement Corp.		8.250%	4/1/12	250	253A
Jacuzzi Brands Incorporated		9.625%	7/1/10	200	212A
Procter & Gamble Company		8.500%	8/10/09	90	102
The Gillette Company		2.500%	6/1/08	160	152

					719

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media	1.1%
AMC Entertainment Inc.		8.000%	3/1/14	$580	$510A
Clear Channel Communications, Inc.		4.625%	1/15/08	165	163
Clear Channel Communications, Inc.		4.250%	5/15/09	2,760	2,662
Clear Channel Communications, Inc.		5.500%	9/15/14	14,250	13,735A
Lamar Media Corporation		7.250%	1/1/13	1,459	1,525A
Liberty Media Corporation		5.370%	9/17/06	5,387	5,426C
Liberty Media Corporation		7.875%	7/15/09	8,730	9,186A
Liberty Media Corporation		5.700%	5/15/13	4,295	3,909A
Liberty Media Corporation		3.750%	2/15/30	170	95
News America, Inc.		6.200%	12/15/34	1,300	1,302
News America, Inc.		6.750%	1/9/38	200	218
Readers Digest Association, Inc.		6.500%	3/1/11	460	467
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	360	369
Time Warner Inc.		6.875%	5/1/12	5,850	6,393
Time Warner Inc.		7.625%	4/15/31	440	515
Time Warner Inc.		7.700%	5/1/32	14,180	16,788A
Viacom Inc.		5.625%	8/15/12	1,350	1,372

					64,635

Medical Care Facilities	0.3%
DaVita, Inc.		7.250%	3/15/15	900	912
HCA, Inc.		7.250%	5/20/08	314	325
HCA, Inc.		8.750%	9/1/10	256	283
HCA, Inc.		6.300%	10/1/12	3	3
HCA, Inc.		6.250%	2/15/13	2,230	2,204
HCA, Inc.		5.750%	3/15/14	150	143
HCA, Inc.		7.690%	6/15/25	723	727
HCA, Inc.		7.500%	11/6/33	13,540	13,509
Health Care REIT, Inc.		8.000%	9/12/12	128	145
Manor Care, Inc.		8.000%	3/1/08	58	62

					18,313

Medical Products	0.1%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	900	936D
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	732
Mylan Laboratories Inc.		6.375%	8/15/15	1,510	1,512B

					3,180

Oil and Gas	1.5%
Amerada Hess Corporation		7.300%	8/15/31	16,795	19,594A
AmeriGas Partners, L.P.		7.250%	5/20/15	990	1,035B

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Chesapeake Energy Corporation		7.500%	9/15/13	$670	$714
Chesapeake Energy Corporation		6.250%	1/15/18	1,580	1,548
Conoco Inc.		6.950%	4/15/29	245	298
ConocoPhillips		8.750%	5/25/10	3,100	3,625
ConocoPhillips		4.750%	10/15/12	2,590	2,600A
ConocoPhillips		5.900%	10/15/32	10	11
Devon Energy Corporation		7.950%	4/15/32	5,035	6,418
El Paso Corporation		0.000%	2/28/21	210	113E,F
El Paso Corporation		7.800%	8/1/31	10,220	10,245
El Paso Corporation		7.750%	1/15/32	9,560	9,632A
El Paso Natural Gas Company		8.375%	6/15/32	1,310	1,488
Kerr-McGee Corporation		6.875%	9/15/11	800	855
Kerr-McGee Corporation		7.875%	9/15/31	14,920	17,269A
Pacific Energy Partners		7.125%	6/15/14	630	654
Plains Exploration & Production Company		7.125%	6/15/14	1,010	1,063A
Pogo Producing Company		6.875%	10/1/17	850	862
Pride International, Inc.		7.375%	7/15/14	1,440	1,564A
Seariver Maritime Inc.		0.000%	9/1/12	70	50F
Sonat Inc.		7.625%	7/15/11	3,000	3,045A
Suburban Propane Partners LP		6.875%	12/15/13	1,120	1,019B
Suburban Propane Partners LP		6.875%	12/15/13	870	792
Vintage Petroleum, Inc.		7.875%	5/15/11	1,150	1,202
Vintage Petroleum, Inc.		8.250%	5/1/12	661	707
XTO Energy, Inc.		7.500%	4/15/12	691	778
XTO Energy, Inc.		6.250%	4/15/13	2,317	2,473

					89,654

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		7.500%	5/15/06	200	202
Georgia-Pacific Corp.		8.875%	2/1/10	245	273
Georgia-Pacific Corp.		8.125%	5/15/11	9	10
Georgia-Pacific Corp.		9.500%	12/1/11	191	226
Georgia-Pacific Corp.		9.375%	2/1/13	12	13
Georgia-Pacific Corp.		7.700%	6/15/15	176	194A
International Paper Company		5.500%	1/15/14	2,870	2,859
Weyerhaeuser Company		6.750%	3/15/12	4,635	5,008A

					8,785

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Pharmaceuticals	0.2%
AmerisourceBergen Corporation		5.875%	9/15/15	$1,720	$1,698B
Bristol-Myers Squibb Company		5.750%	10/1/11	8,840	9,273
Omnicare, Inc.		8.125%	3/15/11	709	741

					11,712

Photo Equipment and Supplies	0.3%
Eastman Kodak Company		6.375%	6/15/06	5,920	5,940A
Eastman Kodak Company		3.625%	5/15/08	1,430	1,338A
Eastman Kodak Company		7.250%	11/15/13	11,704	11,101A

					18,379

Real Estate	0.1%
Forest City Enterprises, Inc.		7.625%	6/1/15	360	382
Forest City Enterprises, Inc.		6.500%	2/1/17	597	591
La Quinta Properties, Inc.		7.000%	8/15/12	220	226A
Ventas Realty, Limited Partnership		8.750%	5/1/09	770	824
Ventas Realty, Limited Partnership		6.750%	6/1/10	800	812B
Ventas Realty, Limited Partnership		9.000%	5/1/12	440	499
Ventas Realty, Limited Partnership		6.625%	10/15/14	50	50
Ventas Realty, Limited Partnership		7.125%	6/1/15	800	828

					4,212

Retail	0.2%
J.C. Penney Company, Inc.		7.400%	4/1/37	690	746
Target Corporation		4.000%	6/15/13	5,340	5,050A
Toys “R” Us, Inc.		7.375%	10/15/18	2,082	1,665A
Wal-Mart Stores, Inc.		4.125%	2/15/11	3,160	3,074A

					10,535

Special Purpose	1.3%
AAC Group Holding Corporation		0.000%	10/1/12	980	706B,G
Air 2 US Series A		8.027%	10/1/19	168	157B
ASIF Global Financing XIX		4.900%	1/17/13	3,980	3,907
Cascadia Ltd		6.915%	6/13/08	1,400	1,403B,C
DaimlerChrysler NA Holding Corporation		4.050%	6/4/08	1,130	1,103
DaimlerChrysler NA Holding Corporation		7.200%	9/1/09	620	661
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	3,315	3,600
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	1,290	1,364A
Di Finance Corporation		9.500%	2/15/13	1,100	1,149B
Entercom Capital Inc.		7.625%	3/1/14	565	583
John Deere Capital Corporation		7.000%	3/15/12	80	89A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Special Purpose—Continued
Patrons’ Legacy 2003 IV		5.775%	1/23/17	$6,600	$6,669B
Philip Morris Capital Corporation		7.500%	7/16/09	190	203
Rabobank Capital Funding Trust II		5.260%	12/31/49	590	592B
Rabobank Capital Funding Trust III		5.254%	12/29/49	4,140	4,125B
Sprint Capital Corporation		4.780%	8/17/06	4,725	4,732G
Sprint Capital Corporation		6.000%	1/15/07	16,370	16,643
Sprint Capital Corporation		6.125%	11/15/08	130	135
Sprint Capital Corporation		8.375%	3/15/12	13,945	16,411
TCI Communications Financing III		9.650%	3/31/27	1,480	1,621
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,661
UGS Corporation		10.000%	6/1/12	400	438
Unilever Capital Corporation		7.125%	11/1/10	1,450	1,604A
Verizon Global Funding Corp.		6.875%	6/15/12	2,130	2,350
Verizon Global Funding Corp.		7.375%	9/1/12	2,645	3,002A

					74,908

Telecommunications	0.2%
Cincinnati Bell Inc.		7.000%	2/15/15	3,277	3,162
Citizens Communications Company		9.250%	5/15/11	530	582
Qwest Communications International Incorporated		7.290%	2/15/09	1,745	1,723C
Qwest Corporation		5.625%	11/15/08	3,860	3,802
Qwest Corporation		8.875%	3/15/12	1,260	1,377
TCI Communications Inc.		6.875%	2/15/06	3,382	3,408
Valor Telecommunications Enterprises LLC		7.750%	2/15/15	360	349

					14,403

Telecommunications (Cellular/Wireless)	0.1%
New Cingular Wireless Services Inc.		7.350%	3/1/06	3,000	3,035
Nextel Communications, Inc.		5.950%	3/15/14	493	504
Nextel Communications, Inc.		7.375%	8/1/15	1,980	2,120

					5,659

Transportation	0.2%
Continental Airlines, Inc.		6.545%	2/2/19	4,362	4,277
Delta Air Lines, Inc.		6.619%	3/18/11	1,788	1,672
Delta Air Lines, Inc.		6.417%	7/2/12	40	40
Delta Air Lines, Inc.		6.718%	7/2/24	2,418	2,476
Kansas City Southern Railway		9.500%	10/1/08	558	612
Norfolk Southern Corporation		6.200%	4/15/09	20	21A

					9,098

Total Corporate Bonds and Notes (Identified Cost—$1,077,121)					1,090,524

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities	3.1%

Fixed Rate Securities	0.4%
Bay View Auto Trust 2003-LJ1		3.440%	4/25/12	$300	$294
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,200	1,795
Conseco Finance Securitizations Corp. 2000-6		6.770%	9/1/32	911	917
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	1,389	1,133
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	365	325
Green Tree Financial Corporation 1993-2		8.000%	7/15/18	1,002	989
Green Tree Financial Corporation 1996-5		8.100%	7/15/26	5,235	862
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	629	543
Green Tree Home Improvement Loan Trust 1997-D		7.450%	9/15/28	659	659
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	4,757	4,609
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	3,576	3,698
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	2,500	1,588B
Residential Asset Mortgage Products, Inc. 2004-SL4		7.500%	7/25/32	3,215	3,352
UCFC Home Equity Loan Trust 1998-C		5.935%	1/15/30	44	44
Vanderbilt Mortgage Finance 1996-A		8.150%	5/7/26	567	582
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	250	263
Vanderbilt Mortgage Finance 1997-C		7.830%	8/7/27	500	520

					22,173

Indexed SecuritiesC	2.7%
AAA Trust 2005-2		4.151%	11/26/35	21,323	21,313B
Advanta Revolving Home Equity Loan Trust 2000-A		4.538%	8/25/24	690	691
AFC Home Equity Loan Trust 2002-2		4.130%	6/25/30	1,133	1,136
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3		4.240%	11/15/31	785	785
CDC Mortgage Capital Trust 2002-HE1		4.348%	1/25/33	1,329	1,331
Citibank Credit Card Issuance Trust 2002-C1		4.737%	2/9/09	2,040	2,060
Conseco Finance 2000-C		4.340%	12/15/29	93	93
Countrywide Asset-Backed Certificates 2002-BC1		4.367%	4/25/32	403	403

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Indexed Securities—Continued
Countrywide Asset-Backed Certificates 2003-1		4.377%	6/25/33	$1,006	$1,007
Countrywide Asset-Backed Certificates 2003-BC3		4.348%	9/25/33	3,780	3,785
Countrywide Asset-Backed Certificates 2005-BC2		3.920%	5/25/35	19,580	19,582
Countrywide Home Equity Loan Trust 2002-F		4.320%	11/15/28	1,936	1,947
Credit Suisse First Boston Mortgage Securities Corp. 2005-AGE1		4.177%	2/25/32	26,694	26,696
Fannie Mae Grantor Trust 2002-T15		4.238%	11/26/32	2,521	2,520
Fannie Mae Grantor Trust 2005-T2		3.651%	11/28/35	30,807	30,778
Fleet Home Equity Loan Trust 2003-1		4.250%	1/20/33	10,344	10,355
Greenpoint Mortgage Funding Trust 2005-HE1		4.437%	9/25/34	1,200	1,199
Household Home Equity Loan Trust 2002-3		4.450%	7/20/32	285	285
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		4.297%	3/25/31	227	227
Option One Mortgage Loan Trust 2000-2		4.617%	6/25/30	88	88
Option One Mortgage Loan Trust 2003-1		4.457%	2/25/33	29	29
Popular ABA Mortgage Pass-Through Trust 2005-A		4.138%	6/25/35	7,135	7,135
Provident Bank Home Equity Loan Trust 2000-2		4.307%	8/25/31	630	631
Providian Gateway Master Trust 2002-B		4.670%	6/15/09	14,970	14,991B
Residential Asset Mortgage Products, Inc. 2003-RS4		4.367%	5/25/33	3,418	3,427
Residential Funding Mortgage Secs II 2003-HS3		4.328%	8/25/33	93	93
Salomon Brothers Mortgage Securities VII 2002-CIT1		4.337%	3/25/32	1,695	1,699
Southern Pacific Secured Assets Corporation 1998-2		4.377%	7/25/29	47	47
Vanderbilt Mortgage Finance 1999-D		7.140%	1/7/30	4,100	4,265
Wachovia Asset Securitization, Inc. 2002-HE1		4.200%	9/27/32	2,661	2,665
Wachovia Asset Securitization, Inc. 2002-HE2		4.260%	12/25/32	250	251
Wachovia Asset Securitization, Inc. 2003-HE1		4.328%	3/25/33	97	97

					161,611

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities—Continued

Stripped Securities	N.M.
Diversified REIT Trust 2001-1		0.656%	3/8/10	$15,164	$379B,H1
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	6,209	990H1

					1,369

Total Asset-Backed Securities (Identified Cost—$185,682)					185,153
Mortgage-Backed Securities	15.3%

Fixed Rate Securities	2.7%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	7,334	7,382
Banc of America Commercial Mortgage Inc. 2005-5		5.115%	9/10/15	10,900	10,955
Banc of America Funding Corporation 2003-1		6.000%	5/20/33	803	803
Blackrock Capital Finance L.P. 1997-R3		7.220%	11/25/28	90	91B
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	680	704B
FFCA Secured Lending Corporation 1999-1A		6.370%	9/18/25	46	46B
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	9,427	9,797
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	340	362
GS Mortgage Securities Corporation II 1998-C1		6.620%	10/18/30	5,500	5,734
GS Mortgage Securities Corporation II 2005-GG4		4.680%	7/10/39	18,650	18,383
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12		4.895%	9/12/37	3,000	2,968
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8		7.400%	7/15/31	2,000	2,150
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100	4,024
MASTR Reperforming Loan Trust 2005-1		6.000%	8/25/34	8,811	8,952B
MASTR Reperforming Loan Trust 2005-1		7.000%	8/25/34	13,343	13,925B
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	40,690	40,616
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	2,000	2,024
Residential Asset Mortgage Products, Inc. 2005-SL2		7.500%	2/25/32	22,741	23,356
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	3,845	3,771
Structured Asset Securities Corporation 1996-CFL		7.750%	2/25/28	1,993	2,057

					158,100

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued
Indexed SecuritiesC	12.3%
American Home Mortgage Investment Trust 2005-4		4.328%	10/25/35	$59,000	$58,981
Chase Commercial Mortgage Securities Corporation 2000-FL1A		4.008%	12/12/13	946	946B
Citigroup Mortgage Loan Trust 2005-HE2		4.437%	5/25/35	34,046	34,046B
Countrywide Alternative Loan Trust		4.387%	9/25/35	44,770	44,770
Countrywide Alternative Loan Trust 2005-44 1A1		4.368%	10/25/35	54,527	54,527
Countrywide Alternative Loan Trust 2005-44 2A1		4.348%	10/25/35	46,987	46,987
Countrywide Alternative Loan Trust 2005-56 3A1		4.128%	11/25/35	55,308	55,303
Countrywide Alternative Loan Trust 2005-56 4A1		4.160%	11/25/35	13,269	13,268
Countrywide Alternative Loan Trust 2005-H 2A		4.070%	12/15/35	7,150	7,150
Countrywide Home Loans 2005-9 1A1		4.337%	5/25/35	26,419	26,385
Government National Mortgage Association 2001-36		4.400%	8/20/31	5	5
GSMPS Mortgage Loan Trust 2005-RP2		4.387%	3/25/35	37,574	37,533B
GSMPS Mortgage Loan Trust 2005-RP3		4.387%	9/25/35	54,744	54,684
Harborview Mortgage Loan Trust 2005-3		4.236%	6/19/35	47,492	47,395
Impac CMB Trust 2003-4 1A1		4.357%	10/25/33	1,095	1,096
Impac CMB Trust 2003-5 A1		4.590%	8/25/33	1,217	1,217
Impac CMB Trust 2003-7		4.357%	8/25/33	2,909	2,911
Medallion Trust 2000-2G		4.086%	12/18/31	532	532I
MLCC Mortgage Investors, Inc. 2003-B		4.377%	4/25/28	11,276	11,340
MSDWCC Heloc Trust 2005-1		4.227%	7/25/17	5,965	5,965
Sequoia Mortgage Trust 4		4.390%	11/22/24	32	32
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6		4.267%	4/25/45	43,341	43,192
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8		4.307%	6/25/45	25,227	25,226
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11		4.150%	8/25/45	108,639	108,625
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13		4.550%	11/25/45	51,460	51,450
Westpac Securitization Trust 1999-1G		4.010%	5/19/30	105	106J

					733,672

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities—Continued
Stripped Securities	N.M.
Commercial Capital Access One, Inc. 2		1200.00%	11/15/27	$2,594	$971H1
FFCA Secured Lending Corporation 1999-1A		1.593%	9/18/25	572	23B
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.840%	12/15/16	1,438	15B
LB-UBS Commercial Mortgage Trust 2001-C3		0.978%	6/15/36	5,347	230B

					1,239

Variable Rate SecuritiesC	0.3%
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	330	359
Countrywide Alternative Loan Trust Series 2005-J12		4.340%	11/25/35	2,010	2,010
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	15,240	14,907

					17,276

Total Mortgage-Backed Securities (Identified Cost—$913,953)					910,287
Municipal Bonds	0.6%
Liberty New York Development Corporation Revenue		5.250%	10/1/35	34,480	38,469

Total Municipal Bonds (Identified Cost—$38,585)					38,469
U.S. Government and Agency Obligations	26.1%

Fixed Rate Securities	18.6%
Fannie Mae		3.125%	12/15/07	35,000	34,055A
Fannie Mae		4.610%	10/10/13	40,690	39,860
Federal Home Loan Bank		4.875%	11/15/06	100	101
Federal Home Loan Bank		3.500%	11/15/07	100	98
Federal Home Loan Bank		5.875%	11/15/07	750	772
Tennessee Valley Authority		6.250%	12/15/17	40	45
Tennessee Valley Authority		6.750%	11/1/25	1,670	2,062
Tennessee Valley Authority		7.125%	5/1/30	840	1,101
United States Treasury Bonds		6.250%	8/15/23	510	610A
United States Treasury Bonds		5.250%	2/15/29	35,550	38,754A
United States Treasury Bonds		6.250%	5/15/30	55,455	68,857A
United States Treasury Bonds		5.375%	2/15/31	10,425	11,679A
United States Treasury Notes		1.875%	12/31/05	4,840	4,819A
United States Treasury Notes		3.000%	12/31/06	11,784	11,617A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		3.125%	1/31/07	$26,140	$25,791A
United States Treasury Notes		2.250%	2/15/07	66,440	64,756A
United States Treasury Notes		3.625%	4/30/07	10,070	9,985A
United States Treasury Notes		3.125%	5/15/07	12,070	11,872A
United States Treasury Notes		3.000%	2/15/08	26,210	25,517A
United States Treasury Notes		3.375%	2/15/08	82,220	80,736A
United States Treasury Notes		3.750%	5/15/08	4,350	4,303A
United States Treasury Notes		2.625%	3/15/09	6,940	6,591A
United States Treasury Notes		4.000%	6/15/09	103,495	102,783A
United States Treasury Notes		3.500%	8/15/09	36,100	35,188A
United States Treasury Notes		3.375%	10/15/09	5,910	5,727
United States Treasury Notes		3.500%	12/15/09	177,775	172,928A
United States Treasury Notes		3.625%	1/15/10	20,320	19,851A
United States Treasury Notes		3.500%	2/15/10	81,960	79,613A
United States Treasury Notes		4.000%	4/15/10	89,270	88,457A
United States Treasury Notes		3.875%	5/15/10	32,950	32,472A
United States Treasury Notes		3.875%	7/15/10	35,000	34,468A
United States Treasury Notes		4.125%	8/15/10	64,620	64,330A
United States Treasury Notes		4.250%	8/15/13	140	140A
United States Treasury Notes		4.250%	8/15/15	29,163	28,981A

					1,108,919

Indexed SecuritiesJ	7.1%
United States Treasury Inflation-Protected Security		3.375%	1/15/07	151,550	156,730A
United States Treasury Inflation-Protected Security		3.625%	1/15/08	5,514	5,837A
United States Treasury Inflation-Protected Security		3.875%	1/15/09	34,225	37,129A
United States Treasury Inflation-Protected Security		4.250%	1/15/10	21,471	24,017A
United States Treasury Inflation-Protected Security		0.875%	4/15/10	72,014	70,174
United States Treasury Inflation-Protected Security		3.375%	1/15/12	11,905	13,184A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	20,594	20,871A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,205	1,231A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations—Continued

Indexed Securities—Continued
United States Treasury Inflation-Protected Security		2.000%	7/15/14	$41	$42A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	5,615	5,664A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	26,513	28,364A
United States Treasury Inflation-Protected Security		3.625%	4/15/28	22,673	29,665A
United States Treasury Inflation-Protected Security		3.875%	4/15/29	22,010	30,129A

					423,037

Stripped Securities	0.4%
United States Treasury Bonds		0.000%	11/15/21	37,190	17,562A,H2
United States Treasury Bonds		0.000%	8/15/27	1,520	552A,H2
United States Treasury Notes		0.000%	5/15/30	11,650	3,794A,H2

					21,908

Total U.S. Government and Agency Obligations (Identified Cost—$1,557,638)					1,553,864
U.S. Government Agency Mortgage-Backed Securities	39.4%

Fixed Rate Securities	38.2%
Fannie Mae		6.500%	5/1/14 to 7/1/35	33,070	34,075
Fannie Mae		6.000%	5/1/16 to 10/1/35	8,702	8,867
Fannie Mae		5.500%	1/1/17 to 10/1/35	55,904	56,044
Fannie Mae		9.500%	11/1/21	2	2
Fannie Mae		7.000%	8/1/29 to 7/1/32	7,337	7,681
Fannie Mae		7.500%	11/1/29	37	39
Fannie Mae		1.000%	12/1/35	49,300	50,641K
Fannie Mae		4.500%	12/1/35	26,400	25,163K
Fannie Mae		5.000%	12/1/35	952,300	932,064K
Fannie Mae		5.500%	12/1/35	345,000	344,784K
Fannie Mae		6.000%	12/1/35	200,475	203,795K
Fannie Mae		6.500%	12/1/35	60,800	62,567K
Freddie Mac		4.125%	10/18/10	3,720	3,652
Freddie Mac		4.650%	10/10/13	47,200	46,163
Freddie Mac		5.500%	12/1/13 to 5/1/35	16,254	16,291

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Freddie Mac		7.000%	10/1/16 to 4/1/32	$2,513	$2,626
Freddie Mac		6.500%	7/1/29	579	597
Freddie Mac		6.000%	12/1/15	12,200	12,528K
Freddie Mac		5.000%	12/1/35	35,000	34,245K
Government National Mortgage Association		9.500%	1/15/06	5	5
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	357	378
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	1,284	1,353
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	27,541	28,662
Government National Mortgage Association		6.000%	1/15/29 to 7/15/33	35,655	36,528
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	44	47
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	32,451	32,778
Government National Mortgage Association		5.000%	12/1/35	239,000	236,461K
Government National Mortgage Association		6.000%	12/1/35	92,690	94,920K

					2,272,956

Indexed SecuritiesD	1.2%
Fannie Mae		1.246%	10/1/35	8,200	8,422
Fannie Mae		3.035%	10/1/35	57,503	59,067

					67,489

Stripped Securities	N.M.
Financing Corporation		0.000%	11/30/17	1,250	700H2
Financing Corporation		0.000%	4/5/19	320	166H2

					866
Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$2,358,004)					2,341,311

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee BondsI	7.2%

Banking and Finance	0.1%
AIFUL CORPORATION		4.450%	2/16/10	$1,000	$974A
AIFUL CORPORATION		5.000%	8/10/10	4,680	4,649A

					5,623

Banks	N.M.
KFW Kreditanstalt fuer Wiederaufbau		2.375%	9/25/06	240	235A
The Korea Development Bank		4.250%	11/13/07	200	198
The Korea Development Bank		5.500%	11/13/12	60	62

					495

Cable	N.M.
Kabel Deutschland GmbH		10.625%	7/1/14	680	752B
Rogers Cable Inc.		7.875%	5/1/12	687	730
Rogers Cable Inc.		5.500%	3/15/14	860	793
Rogers Cable Inc.		6.750%	3/15/15	130	130

					2,405

Chemicals	N.M.
Rhodia SA		10.250%	6/1/10	780	825A

Diversified Financial Services	N.M.
Pemex Finance LTD.		9.030%	2/15/11	10	11

Electric	0.1%
Empresa Nacional de Electricidad S.A.		8.350%	8/1/13	1,700	1,935
Hydro-Quebec		6.300%	5/11/11	1,720	1,858

					3,793

Electronics	N.M.
Flextronics International Limited		6.250%	11/15/14	270	269A

Foreign Governments	4.8%
Federative Republic of Brazil		14.500%	10/15/09	14,720	19,143A
Federative Republic of Brazil		12.000%	4/15/10	3,240	3,967A
Federative Republic of Brazil		5.250%	4/15/12	5,089	5,007C
Federative Republic of Brazil		8.875%	4/15/24	3,830	4,087
Federative Republic of Brazil		8.875%	4/15/24	888	948
Federative Republic of Brazil		12.250%	3/6/30	6,570	9,040
Federative Republic of Brazil		11.000%	8/17/40	17,926	21,977A
Province of British Columbia		4.300%	5/30/13	180	176
Province of Ontario		3.500%	9/17/07	110	108
Republic of Bulgaria		8.250%	1/15/15	6,090	7,514
Republic of Colombia		11.750%	2/25/20	3,515	4,889A

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Foreign Governments—Continued
Republic of Colombia		8.125%	5/21/24	$8,560	$9,181
Republic of Panama		9.625%	2/8/11	1,203	1,438
Republic of Panama		10.750%	5/15/20	2,587	3,602
Republic of Panama		9.375%	1/16/23	1,210	1,528A
Republic of Panama		8.875%	9/30/27	690	840
Republic of Peru		5.000%	3/7/17	3,819	3,771G
Republic of Peru		5.000%	3/7/17	41	40B,G
Republic of Peru		8.750%	11/21/33	5,480	6,617A
Russian Federation		5.000%	3/31/30	81,700	93,873G
United Mexican States		8.375%	1/14/11	14,550	16,733
United Mexican States		11.500%	5/15/26	9,330	14,975
United Mexican States		8.300%	8/15/31	8,250	10,313
United Mexican States		7.500%	4/8/33	39,755	46,116A

					285,883

Insurance	0.1%
Foundation Re Ltd		7.897%	11/24/08	2,150	2,107B,C
Korea Deposit Insurance Corp.		2.500%	12/11/05	2,500	2,764E
Oil Insurance Ltd		5.150%	8/15/33	35	35B,L

					4,906

Manufacturing (Diversified)	1.2%
Tyco International Group SA		6.375%	2/15/06	10,250	10,318
Tyco International Group SA		5.800%	8/1/06	10,250	10,346
Tyco International Group SA		6.125%	11/1/08	100	104
Tyco International Group SA		6.750%	2/15/11	460	497A
Tyco International Group SA		6.375%	10/15/11	5,580	5,948
Tyco International Group SA		7.000%	6/15/28	145	168
Tyco International Group SA		6.875%	1/15/29	37,200	42,686A

					70,067

Media	N.M.
Shaw Communications Inc.		8.250%	4/11/10	27	29
Shaw Communications Inc.		7.250%	4/6/11	630	665A
Shaw Communications Inc.		7.200%	12/15/11	395	417A

					1,111

Mining	N.M.
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	2,590	2,513B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee Bonds—Continued

Oil and Gas	0.1%
Gazprom		9.625%	3/1/13	$990	$1,229B
Gazprom		9.625%	3/1/13	330	408
Pemex Project Funding Master Trust		8.500%	2/15/08	110	119
Western Oil Sands Inc.		8.375%	5/1/12	2,738	3,145
YPF Sociedad Anonima		7.750%	8/27/07	1,000	1,054

					5,955

Paper and Forest Products	N.M.
Abitibi-Consolidated Inc.		7.750%	6/15/11	2,350	2,315A

Publishing	N.M.
Sun Media Corporation		7.625%	2/15/13	565	591

Special Purpose	0.5%
Anadarko Finance Company		6.750%	5/1/11	240	261
Arcel Finance		5.984%	2/1/09	6,907	7,017B
ChevronTexaco Capital Company		3.500%	9/17/07	20	20
Conoco Funding Company		6.350%	10/15/11	590	640
Conoco Funding Company		7.250%	10/15/31	810	1,022
Eircom Funding		8.250%	8/15/13	900	976A
European Investment Bank		4.000%	3/3/10	100	99
General Motors Nova Scotia Finance Company		6.850%	10/15/08	1,550	1,452
HSBC Capital Funding LP		4.610%	12/29/49	2,090	1,999B
Petrozuata Finance, Inc.		8.220%	4/1/17	5,220	4,985B
Resona Preferred Global Securities Limited		7.191%	12/29/49	8,970	9,286

					27,757

Telecommunications	0.2%
British Telecommunications plc		8.375%	12/15/10	1,145	1,326
Intelsat(Bermuda), Ltd.		8.625%	1/15/15	540	551B
Telecom Italia Capital S.p.A		5.250%	10/1/15	2,950	2,899
Telecom Italia Capital S.p.A.		5.250%	11/15/13	1,260	1,251
Telecom Italia Capital S.p.A.		4.950%	9/30/14	3,730	3,609B

					9,636

Telecommunications (Cellular/Wireless)	N.M.
Rogers Wireless Communications Inc.		6.375%	3/1/14	1,850	1,859A
Rogers Wireless Communications Inc.		7.500%	3/15/15	420	453

					2,312

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued

Transportation	0.1%
OMI Corporation		7.625%	12/1/13	$1,450		$1,501
Teekay Shipping Corporation		8.875%	7/15/11	1,729		1,971

						3,472

Total Yankee Bonds (Identified Cost—$386,612)						429,939
Foreign Government Obligations	2.9%

Fixed Rate Securities	2.9%
Canadian Real Return Bond		4.000%	12/1/31	11,360M		14,748J
Government of Canada		5.250%	6/1/12	45,000M		42,082
Queensland Treasury Corp.		6.000%	6/14/11	31,020N		24,277J
Republic of France		3.000%	7/25/09	67,924O		89,513J

Total Foreign Government Obligations (Identified Cost—$168,503)						170,620
Foreign Corporate Bonds	0.2%
General Motors Corporation		8.375%	7/5/33	9,520O		8,984A

Total Foreign Corporate Bonds (Identified Cost—$12,355)						8,984
Preferred Stocks	0.5%
Fannie Mae		7.000%		211		11,590C
Fannie Mae		5.375%		0.053	shs	4,855E
General Motors Corporation		5.250%		813		14,046E
Home Ownership Funding Corporation		13.331%		2		450B,E
Home Ownership Funding Corporation II		13.338%		1		391B,E

Total Preferred Stocks (Identified Cost—$32,466)						31,332
Options PurchasedQ	N.M.
BellSouth Telecommunications Inc. Call, July 2006, Strike Price $97.72				500R		64
International Business Machines Corporation Call, July 2006, Strike Price $99.90				500R		87

Total Options Purchased (Identified Cost—$18)						151

Total Long-Term Securities (Identified Cost—$6,730,937)						6,760,634

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Investment of Collateral From Securities Lending	25.2%
State Street Navigator Securities Leading Prime Portfolio				1,500,496	shs	$1,500,496

Total Investments of Collateral From Securities Lending (Identified Cost—$1,500,496)						1,500,496
Short-Term Securities	19.3%

U.S. Government and Agency Obligations	13.0%
Fannie Mae		0.000%	10/3/05	$240,000		239,958F,P
Fannie Mae		0.000%	12/5/05	25,412		25,256F
Freddie Mac		0.000%	10/3/05	240,000		239,958F,P
Freddie Mac		0.000%	10/3/05	270,000		269,953F,P

						775,125

Options PurchasedQ	0.3%
Eurodollar Futures Call, November 2005, Strike Price $96.00				996R		6
Eurodollar Futures Call, January 2006, Strike Price $95.00				411R		632
Eurodollar Futures Call, April 2006, Strike Price $95.00				8,159R		10,301
Eurodollar Futures Call, April 2006, Strike Price $95.50				19R		7
Eurodollar Future Call, July 2006, Strike Price $95.00				685R		783
Eurodollar Futures Put, July 2006, Strike Price $93.75				1,000R		0
Eurodollar Futures Put, July 2006, Strike Price $94.00				284R		2
Japanese Yen Future Call, January 2006, Strike Price $90.00				25R		24
Deutsche Bank Swaption Futures Call, July 2006, Strike Price $4.61				103,200,000R		1,416
Deutsche Bank Swaption Futures Call, March 2006, Strike Price $4.43				45,800,000R		334
Deutsche Bank Swaption Futures Put, July 2006, Strike Price $4.61				103,200,000R		1,638
Goldman Sachs Swaption Futures Put, March 2006, Strike Price $4.43				45,800,000R		689

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES	VALUE
Short-Term Securities—Continued

Options PurchasedQ—Continued	6.0%
Goldman Sachs Swaption Futures Put, November 2005, Strike Price $4.12		83,046,988R	$635
U.S. Treasury Bond Futures Call, December 2005, Strike Price $115.00		626R	646
U.S. Treasury Bond Futures Call, December 2005, Strike Price $119.00		916R	129
U.S. Treasury Note Futures Call, December 2005, Strike Price $104.50		963R	2,287
U.S. Treasury Note Futures Call, December 2005, Strike Price $106.50		550R	395
U.S. Treasury Note Futures Call, December 2005, Strike Price $108.50		691R	54

			19,978

Repurchase Agreements	6.0%
Deutsche Bank AG 3.7%, dated 9/30/05, to be repurchased at $112,900 on 10/3/05 (Collateral: $114,701 Freddie Mac notes, 3.8%, due 12/27/06, value $116,271)		$112,865	112,865
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $240,742 on 10/3/05 (Collateral: $246,735 Freddie Mac notes, 4.25%, due 9/22/10, value $245,762)		240,666	240,666

			353,531

Total Short-Term Securities (Identified Cost—$1,153,841)			1,148,634
Total Investments (Identified Cost—$9,385,274)	158.1%		$9,409,764
Obligation to Return Collateral for Securities Loaned	(25.2)%		(1,500,496)
Other Assets Less Liabilities	(32.9)%		(1,958,647)

Net Assets	100.0%		$5,950,621

	EXPIRATION DATE	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ
Australian Dollar Futures	December 2005	61	$(32)
Australian Treasury Bond Futures	December 2005	50	(118)
British Pound Futures	December 2005	25	(45)
Canadian Dollar Futures	December 2005	172	224
Euro Currency Futures	December 2005	250	(657)

Semi-Annual Report to Shareholders

	EXPIRATION DATE	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ—Continued
Eurodollar Futures	March 2006	57	$(16)
Eurodollar Futures	June 2006	3,208	(2,012)
Eurodollar Futures	September 2006	221	(134)
Japanese Yen Futures	December 2005	1,140	(3,625)
LIBOR Futures	June 2006	300	27
U.S. Treasury Note Futures	December 2005	3,661	(2,485)

			$(8,873)

Futures Contracts WrittenQ
Bundesobligation Futures	December 2005	200	$307
U.S. Treasury Bond Futures	December 2005	697	523
U.S. Treasury Note Futures	December 2005	599	662

			$1,492

Options WrittenQ
Euro Currency Futures Call, Strike Price $1.24	January 2006	50	$56
Euro Currency Futures Call, Strike Price $1.26	January 2006	75	57
Euro Currency Futures Call, Strike Price $1.28	January 2006	100	104
Euro Currency Futures Put, Strike Price $1.22	December 2005	40	(86)
Eurodollar Futures Put, Strike Price $95.625	November 2005	996	(460)
Eurodollar Futures Put, Strike Price $95.75	April 2006	672	(370)
Eurodollar Futures Put, Strike Price $95.75	July 2006	904	(576)
Japanese Yen Futures Call, Strike Price $92.00	January 2006	20	30
Japanese Yen Futures Call, Strike Price $92.50	January 2006	225	274
Japanese Yen Futures Call, Strike Price $93.00	January 2006	300	407
Deutsche Bank Swaption Futures Call, Strike Price $4.745	July 2006	62,100,000	312
Goldman Sachs Swaption Futures Call, Strike Price $4.30	October 2005	50,000,000	330
Goldman Sachs Swaption Futures Call, Strike Price $4.36	March 2006	74,400,000	(197)
Deutsche Bank Swaption Futures Put, Strike Price $4.745	July 2006	62,100,000	11
Goldman Sachs Swaption Futures Put, Strike Price $4.80	September 2006	50,000,000	258
Goldman Sachs Swaption Futures Put, Strike Price $7.00	December 2005	42,500,000	(852)
Goldman Sachs Swaption Futures Put, Strike Price $4.36	March 2006	74,400,000	229
Goldman Sachs Swaption Futures Put, Strike Price $4.48	November 2005	21,230,000	(214)
U.S. Treasury Bond Futures Call, Strike Price $117.00	December 2005	1,278	785
U.S. Treasury Bond Futures Call, Strike Price $118.00	December 2005	592	453
U.S. Treasury Bond Futures Call, Strike Price $120.00	November 2005	216	176
U.S. Treasury Bond Futures Call, Strike Price $122.00	December 2005	160	102
U.S. Treasury Bond Futures Put, Strike Price $113.00	December 2005	3,397	51
U.S. Treasury Bond Futures Put, Strike Price $115.00	December 2005	290	(272)
U.S. Treasury Note Futures Call, Strike Price $108.00	December 2005	440	91
U.S. Treasury Note Futures Call, Strike Price $111.00	December 2005	1,468	335

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION DATE	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options WrittenQ—Continued
U.S. Treasury Note Futures Call, Strike Price $112.00	December 2005	2,008	$701
U.S. Treasury Note Futures Call, Strike Price $113.00	December 2005	2,674	1,269
U.S. Treasury Note Futures Call, Strike Price $113.00	November 2005	227	98
U.S. Treasury Note Futures Call, Strike Price $113.00	March 2006	432	44
U.S. Treasury Note Futures Call, Strike Price $114.00	December 2005	896	526
U.S. Treasury Note Futures Put, Strike Price $106.50	December 2005	108	(6)
U.S. Treasury Note Futures Put, Strike Price $107.00	December 2005	264	(4)
U.S. Treasury Note Futures Put, Strike Price $107.00	March 2006	309	(6)
U.S. Treasury Note Futures Put, Strike Price $107.50	December 2005	1,628	(510)
U.S. Treasury Note Futures Put, Strike Price $109.00	December 2005	3,487	470
U.S. Treasury Note Futures Put, Strike Price $110.00	December 2005	449	(193)
U.S. Treasury Note Futures Put, Strike Price $111.00	December 2005	691	(321)

			$3,102

A	All or a portion of these securities is on loan. See note 4 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4% of net assets.
C	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”) or the one-year Treasury Bill rate. The coupon rate is the rate as of September 30, 2005.
D	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.
E	Convertible Security – Security may be converted into issuer’s common stock.
F	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
G	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
H	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
J	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued security – Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	The coupon rates shown on variable rate securities are the rates at September 30, 2005. These rates vary with the weighted average coupon of the underlying loans.
M	Denominated in Canadian dollars.
N	Denominated in Australian dollars.
O	Denominated in Euro currency.
P	All or a portion of this security is collateral to cover futures and options contracts.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Par represents actual number of contracts.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Inflation Indexed Plus Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	103.6%

Corporate Bonds and Notes	3.0%

Gas and Pipeline Utilities
The Williams Companies, Inc.		8.750%	3/15/32	$1,900	$2,242

Investment Banking/Brokerage
J.P. Morgan & Co. Incorporated		8.094%	2/15/12	2,690	2,840A
Merrill Lynch & Co., Inc.		3.970%	3/12/07	4,600	4,587A

					7,427

Special Purpose
Allstate Life Global Funding Trust		4.500%	4/2/07	4,600	4,588A

Total Corporate Bonds and Notes (Identified Cost—$14,110)					14,257
Asset-Backed Securities	0.8%

Indexed SecuritiesA	0.8%
ACE Securities Corp. Home Equity Loan Trust 2003-HS1		4.408%	6/25/33	393	394
Ameriquest Mortgage Securities, Inc. 2002-5		4.508%	2/25/33	54	54
Ameriquest Mortgage Securities, Inc. 2003-AR3		4.408%	10/25/33	118	118
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1		4.408%	1/25/34	666	668
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		4.408%	10/25/32	348	350
Countrywide Asset-Backed Certificates 2002-1		4.318%	8/25/32	88	88
EMC Mortgage Loan Trust ABS Security 2002-B		4.588%	11/25/41	1,504	1,508B
EQCC Trust 2002-1		4.338%	11/25/31	330	331
Residential Asset Mortgage Products, Inc. 2003-RS2		4.378%	3/25/33	231	231

Total Asset-Backed Securities (Identified Cost—$3,733)					3,742
Mortgage-Backed Securities	0.8%

Indexed SecuritiesA	0.8%
Crusade Global Trust 2003-2		4.100%	9/18/34	1,503	1,506C
CS First Boston Mortgage Securities Corp. 2001-28		4.688%	11/25/31	1,077	1,081
GSRPM Mortgage Loan Trust Series 2003-2		4.530%	6/25/33	946	949

Total Mortgage-Backed Securities (Identified Cost—$3,529)					3,536

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations	92.2%

Indexed SecuritiesD	92.2%
Tennessee Valley Authority		3.375%	1/15/07	$7,892	$8,157
United States Treasury Inflation-Protected Security		3.375%	1/15/07	11,302	11,688E
United States Treasury Inflation-Protected Security		3.625%	1/15/08	25,196	26,670E
United States Treasury Inflation-Protected Security		3.875%	1/15/09	17,679	19,178
United States Treasury Inflation-Protected Security		4.250%	1/15/10	14,817	16,574E
United States Treasury Inflation-Protected Security		0.875%	4/15/10	20,477	19,953
United States Treasury Inflation-Protected Security		3.500%	1/15/11	21,176	23,323E
United States Treasury Inflation-Protected Security		3.375%	1/15/12	17,252	19,106E
United States Treasury Inflation-Protected Security		3.000%	7/15/12	40,682	44,271E
United States Treasury Inflation-Protected Security		1.875%	7/15/13	31,348	31,769E
United States Treasury Inflation-Protected Security		2.000%	1/15/14	31,498	32,154E
United States Treasury Inflation-Protected Security		2.000%	7/15/14	17,392	17,766E
United States Treasury Inflation-Protected Security		1.625%	1/15/15	21,456	21,201E
United States Treasury Inflation-Protected Security		1.875%	7/15/15	13,841	13,963E
United States Treasury Inflation-Protected Security		2.375%	1/15/25	20,008	21,406E
United States Treasury Inflation-Protected Security		3.625%	4/15/28	36,951	48,346E
United States Treasury Inflation-Protected Security		3.875%	4/15/29	41,857	57,298E

Total U.S. Government and Agency Obligations (Identified Cost—$422,724)					432,823

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds	4.7%

Foreign Governments	4.7%
Federative Republic of Brazil		8.875%	4/15/24	$86		$92
Federative Republic of Brazil		14.500%	10/15/09	1,600		2,081
Federative Republic of Brazil		5.250%	4/15/12	494		486A
Federative Republic of Brazil		8.875%	4/15/24	350		373
Federative Republic of Brazil		12.250%	3/6/30	560		771
Federative Republic of Brazil		11.000%	8/17/40	2,040		2,501
Republic of Colombia		11.750%	2/25/20	900		1,252
Republic of Panama		10.750%	5/15/20	850		1,184
Republic of Peru		5.000%	3/7/17	492		486F
Republic of Peru		8.750%	11/21/33	600		724
Russian Federation		5.000%	3/31/30	5,200		5,975F
United Mexican States		8.300%	8/15/31	880		1,100
United Mexican States		7.500%	4/8/33	4,240		4,918

Total Yankee Bonds (Identified Cost—$20,791)						21,943
Foreign Government Obligations	2.1%

Indexed SecuritiesD	2.1%
Canadian Real Return Bond		3.000%	12/1/36	2,049G		2,324
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	10,600H		2,097
Republic of France		3.000%	7/25/09	3,738I		4,926
Republic of France		0.000%	10/25/32	1,305I		577J2

Total Foreign Government Obligations (Identified Cost—$9,235)						9,924

Total Long-Term Securities (Identified Cost—$474,122)						486,225
Investment of Collateral From Securities Lending	25.3%
State Street Navigator Securities Lending Prime Portfolio				118,493	shs	118,493

Total Investments of Collateral From Securities Lending (Identified Cost—$118,493)						118,493

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Short-Term Securities	1.1%

U.S. Government and Agency Obligations	0.4%
Freddie Mac		0.000%	12/12/05	$2,000	$1,985K,L

Options PurchasedN	N.M.
Eurodollar Futures Call, April 2005, Strike Price $96.25				72M	3
Eurodollar Futures Call, November 2005, Strike Price $96.00				537M	3
Eurodollar Futures Put, April 2005, Strike Price $96.00				72M	99

					105

Repurchase Agreements	0.7%
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $3,073 on 10/3/05 (Collateral: $3,195 Freddie Mac zero coupon bonds, due 3/14/06, value $3,135)				$3,072	3,072

Total Short-Term Securities (Identified Cost—$5,171)					5,162
Total Investments (Identified Cost—$597,786)	130.0%				$609,880
Obligation to Return Collateral for Securities Loaned	(25.3)%				(118,493)
Other Assets Less Liabilities	(4.7)%				(22,123)

Net Assets	100.0%				$469,264

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Eurodollar Futures	September 2006	76	$(86)
U.S. Treasury Bond Futures	December 2005	28	(11)
U.S. Treasury Note Futures	December 2005	235	(41)
U.S. Treasury Note Futures	December 2005	130	(259)

			$(397)

Options WrittenN
Eurodollar Futures Put, Strike Price $95.50	October 2005	1,077	$(295)
U.S. Treasury Bond Futures Put, Strike Price $114.00	November 2005	81	(13)

			$(308)

A	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”) or the Consumer Price Index (“CPI”). The coupon rate is the rate as of September 30, 2005.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. This security represents 0.3% of net assets.
C	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
D	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of these securities is on loan.
F	Stepped coupon security – A security with a predetermined schedule of interest or divident rate changes, at which time it begins to accrue interest or pay dividends.
G	Denominated in Canadian dollars.
H	Denominated in Swedish krona.
I	Denominated in Euro currency.
J	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and options contracts.
M	Par represents actual number of contracts.
N	Options and futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset High Yield Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	94.1%

Corporate Bonds and Notes	84.0%

Advertising	0.6%
WDAC Subsidiary Corp.		8.375%	12/1/14	$3,020	$2,922	A

Apparel	1.4%
Levi Strauss & Co.		9.750%	1/15/15	3,210	3,274
Oxford Industries, Inc.		8.875%	6/1/11	1,484	1,543
Russell Corporation		9.250%	5/1/10	1,666	1,683

					6,500

Auto and Automotive Parts	2.1%
Commercial Vehicle Group, Inc.		8.000%	7/1/13	2,120	2,131	A
Delphi Corporation		6.550%	6/15/06	4,950	3,638	B
Delphi Corporation		6.500%	8/15/13	110	74	B
Keystone Automotive Operations Inc.		9.750%	11/1/13	3,900	3,880

					9,723

Auto Parts and Equipment	1.5%
Visteon Corporation		8.250%	8/1/10	7,382	7,013

Automotive Retailer	0.7%
Asbury Automotive Group Inc.		9.000%	6/15/12	3,132	3,148

Banking and Finance	2.9%
Ford Motor Credit Company		7.375%	2/1/11	1,470	1,406
General Motors Acceptance Corporation		6.875%	8/28/12	6,190	5,540
General Motors Acceptance Corporation		8.000%	11/1/31	4,580	3,999
Refco Finance Holdings		9.000%	8/1/12	2,431	2,644

					13,589

Building Materials	2.2%
American Standard, Inc.		7.375%	2/1/08	31	33
Associated Materials Incorporated		0.000%	3/1/14	5,260	2,630	C
Interface, Inc.		7.300%	4/1/08	411	411
Interface, Inc.		10.375%	2/1/10	3,182	3,437
K Hovnanian Enterprises Inc.		6.250%	1/15/16	270	251	A
Nortek, Inc.		8.500%	9/1/14	2,120	1,950
NTK Holdings, Inc.		0.000%	3/1/14	3,090	1,730	C

					10,442

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Cable	3.8%
Charter Communications Holdings, LLC		10.250%	9/15/10	$5,799	$5,944
Charter Communications Holdings, LLC		0.000%	5/15/11	2,550	1,823	C
CSC Holdings Inc.		8.125%	8/15/09	970	977
CSC Holdings Inc.		7.625%	4/1/11	2,450	2,407
CSC Holdings Inc.		7.000%	4/15/12	360	340	A
CSC Holdings Inc.		7.625%	7/15/18	888	830
EchoStar DBS Corporation		6.754%	10/1/08	610	621	D
EchoStar DBS Corporation		6.625%	10/1/14	2,830	2,802
LodgeNet Entertainment Corporation		9.500%	6/15/13	2,052	2,247

					17,991

Casino Resorts	2.0%
Inn of The Mountain Gods Resort and Casino		12.000%	11/15/10	4,420	4,994
Mandalay Resort Group		9.375%	2/15/10	58	64
Mirage Resorts, Incorporated		7.250%	10/15/06	328	334
Premier Entertainment Biloxi LLC		10.750%	2/1/12	4,434	3,996

					9,388

Chemicals	1.1%
Georgia Gulf Corporation		7.625%	11/15/05	17	17
Huntsman International LLC		10.125%	7/1/09	791	814
Lyondell Chemical Company		10.500%	6/1/13	2,140	2,418
Westlake Chemical Corporation		8.750%	7/15/11	1,943	2,094

					5,343

Coal	2.0%
Alpha Natural Resources LLC		10.000%	6/1/12	3,265	3,624
Sungard Data Systems Inc.		10.250%	8/15/15	5,640	5,711	A

					9,335

Computer Services and Systems	0.6%
Activant Solutions, Inc.		9.504%	4/1/10	2,700	2,754	A,D

Containers and Packaging	1.5%
Graham Packaging Company Inc.		9.875%	10/15/14	1,650	1,584
Graphic Packaging International Corp.		9.500%	8/15/13	1,740	1,636
Owens Brockway Glass Containers		8.750%	11/15/12	1,790	1,933
Solo Cup Company		8.500%	2/15/14	1,940	1,717

					6,870

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE

Corporate Bonds and Notes—Continued

Drug and Grocery Store Chains	0.6%
Delhaize America, Inc.		8.125%	4/15/11	$2,468	$2,675

Electric	1.4%
Mission Energy Holding Company		13.500%	7/15/08	1,200	1,413
The AES Corporation		8.750%	5/15/13	1,400	1,533	A
The AES Corporation		7.750%	3/1/14	1,650	1,749
The AES Corporation		9.000%	5/15/15	1,665	1,827	A

					6,522

Electronics	1.6%
L 3 Communications Corporation		6.375%	10/15/15	4,750	4,786	A
Rayovac Corporation		8.500%	10/1/13	1,740	1,679
Spectrum Brands Inc.		7.375%	2/1/15	990	891

					7,356

Energy	2.4%
Elwood Energy LLC		8.159%	7/5/26	3,572	3,965
Midwest Generation LLC		8.560%	1/2/16	1,277	1,405
Reliant Energy Inc.		6.750%	12/15/14	3,540	3,478
Sierra Pacific Resources		6.750%	8/15/17	2,360	2,366	A

					11,214

Entertainment	0.5%
Cinemark USA, Inc.		9.000%	2/1/13	1,505	1,554
Warner Music Group		7.375%	4/15/14	1,000	1,002

					2,556

Environmental Services	1.1%
Allied Waste North America Incorporated		8.875%	4/1/08	1,522	1,586
Allied Waste North America Incorporated		8.500%	12/1/08	1,125	1,173
Waste Services Inc.		9.500%	4/15/14	2,250	2,239	A

					4,998

Food, Beverage and Tobacco	1.0%
Dole Food Company, Inc.		8.875%	3/15/11	21	22
Domino’s, Inc.		8.250%	7/1/11	1,924	2,020
R.J. Reynolds Tobacco Holdings Incorporated		6.500%	7/15/10	1,330	1,326	A
Stater Bros. Holdings Inc.		7.370%	6/15/10	1,280	1,261	D

					4,629

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Gaming	0.7%
River Rock Entertainment Authority		9.750%	11/1/11	$3,060	$3,397

Gas and Pipeline Utilities	3.8%
ANR Pipeline, Inc.		9.625%	11/1/21	1,604	1,976
Dynegy Holdings Inc.		9.875%	7/15/10	1,820	1,984	A
Dynegy Holdings Inc.		8.750%	2/15/12	2,480	2,691
Dynegy Holdings Inc.		10.125%	7/15/13	2,235	2,492	A
Southern Natural Gas Company		8.875%	3/15/10	2,015	2,178
The Williams Companies, Inc.		7.500%	1/15/31	800	850
The Williams Companies, Inc.		8.750%	3/15/32	4,674	5,515

					17,686

Health Care	1.8%
Tenet Healthcare Corporation		9.875%	7/1/14	5,959	6,227
Tenet Healthcare Corporation		9.250%	2/1/15	2,250	2,273

					8,500

Homebuilding	N.M.
Schuler Homes, Inc.		10.500%	7/15/11	69	75

Investment Banking/Brokerage	0.3%
E*Trade Financial Corporation		7.375%	9/15/13	1,610	1,626	A

Lodging/Hotels	N.M.
Host Marriott LP		9.250%	10/1/07	135	142

Machinery	0.9%
Case New Holland Incorporated		9.250%	8/1/11	2,520	2,665
Terex Corporation		7.375%	1/15/14	1,755	1,772

					4,437

Manufacturing (Diversified)	2.4%
American Achievement Corp.		8.250%	4/1/12	530	535
Jacuzzi Brands Incorporated		9.625%	7/1/10	5,086	5,391
Ki Holdings Inc.		0.000%	11/15/14	4,986	3,403	C
Koppers Inc.		9.875%	10/15/13	909	1,005
Samsonite Corporation		8.875%	6/1/11	1,035	1,100

					11,434

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Media	2.8%
AMC Entertainment Incorporated		8.000%	3/1/14	$1,220	$1,074
Emmis Operating Company		6.875%	5/15/12	990	986
Lamar Media Corporation		7.250%	1/1/13	1,560	1,630
Lamar Media Corporation		6.625%	8/15/15	450	458	A
LIN Television Corporation		6.500%	5/15/13	1,370	1,298	A
Paxson Communications Corporation		10.750%	7/15/08	26	25
Paxson Communications Corporation		0.000%	1/15/09	701	680	C
PRIMEDIA Inc.		9.165%	5/15/10	1,630	1,720	D
PRIMEDIA Inc.		8.875%	5/15/11	1,000	1,047
Readers Digest Association, Inc.		6.500%	3/1/11	945	959
Sinclair Broadcast Group, Inc.		8.750%	12/15/11	1,480	1,554
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	1,540	1,577

					13,008

Medical Care Facilities	2.3%
Community Health Systems Inc.		6.500%	12/15/12	1,060	1,063
DaVita, Inc.		7.250%	3/15/15	1,950	1,977
Extendicare Health Services, Inc.		9.500%	7/1/10	981	1,045
HCA, Inc.		9.000%	12/15/14	56	65
HCA, Inc.		7.690%	6/15/25	2,130	2,141
HCA, Inc.		7.500%	11/6/33	190	189
HEALTHSOUTH Corporation		8.500%	2/1/08	423	412
HEALTHSOUTH Corporation		10.750%	10/1/08	2,350	2,297
Select Medical Corporation		7.625%	2/1/15	1,730	1,656

					10,845

Medical Products	0.4%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	1,667	1,734	E
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150	161

					1,895

Office Equipment and Supplies	0.4%
Acco Brands Corporation		7.625%	8/15/15	1,910	1,891	A

Oil and Gas	9.3%
AmeriGas Partners, L.P.		7.625%	8/15/15	2,090	2,184	A
Belden & Blake Corporation		8.750%	7/15/12	6,715	7,017
Chesapeake Energy Corporation		7.250%	5/20/15	100	107
Chesapeake Energy Corporation		8.750%	7/15/12	500	503
Chesapeake Energy Corporation		7.500%	9/15/13	1,760	1,725
El Paso CGP Co.		6.375%	6/15/15	1,818	1,854

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Oil and Gas—Continued
El Paso Corporation		7.625%	8/16/07	$2,790	$2,839	A
El Paso Corporation		7.800%	8/1/31	570	571
El Paso Corporation		7.750%	1/15/32	2,410	2,428
El Paso Production Holding Company		7.750%	6/1/13	2,130	2,226
Encore Acquisition Company		6.250%	4/15/14	310	309
Encore Acquisition Company		6.000%	7/15/15	1,030	1,004	A
KCS Energy, Inc.		7.125%	4/1/12	730	748
KCS Energy, Inc.		7.125%	4/1/12	860	882	A
Kerr-McGee Corporation		7.875%	9/15/31	1,970	2,280
Pacific Energy Partners		7.125%	6/15/14	510	529
Pacific Energy Partners		6.250%	9/15/15	1,530	1,534	A
Parker Drilling Company		9.625%	10/1/13	3,520	4,004
Plains Exploration & Production Company		7.125%	6/15/14	1,340	1,410
Pogo Producing Company		6.875%	10/1/17	2,280	2,311	A
Pride International, Inc.		7.375%	7/15/14	1,890	2,053
SESI, LLC		8.875%	5/15/11	710	749
Suburban Propane Partners LP		6.875%	12/15/13	220	200	A
Suburban Propane Partners LP		6.875%	12/15/13	3,140	2,857
Whiting Petroleum Corporation		7.000%	2/1/14	1,520	1,541	A

					43,865

Paper and Forest Products	1.5%
Georgia-Pacific Corp.		9.500%	12/1/11	1,593	1,880
Georgia-Pacific Corp.		7.700%	6/15/15	46	51
NewPage Corporation		12.000%	5/1/13	6,065	5,276

					7,207

Pharmaceuticals	0.4%
Leiner Health Products Inc.		11.000%	6/1/12	2,300	1,967

Real Estate	0.9%
Forest City Enterprises, Inc.		7.625%	6/1/15	255	270
Forest City Enterprises, Inc.		6.500%	2/1/17	1,700	1,683
Ventas Realty, Limited Partnership		8.750%	5/1/09	1,256	1,344
Ventas Realty, Limited Partnership		9.000%	5/1/12	412	468
Ventas Realty, Limited Partnership		6.625%	10/15/14	290	291

					4,056

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued

Rental and Lease Services (Commercial)	1.0%
NationsRent Inc.		9.500%	10/15/10	$2,430	$2,649
NationsRent Inc.		9.500%	5/1/15	1,840	1,913

					4,562

Retail	3.8%
Ames True Temper		7.599%	1/15/12	2,010	1,869	D
Brookstone Company Inc.		12.000%	10/15/12	2,030	2,010	A
J.C. Penney Company, Inc.		6.875%	10/15/15	1,760	1,890
J.C. Penney Company, Inc.		7.400%	4/1/37	2,480	2,681
Neiman Marcus Group, Inc.		10.375%	10/15/15	3,150	3,134	A
Norcraft Companies		9.000%	11/1/11	2,400	2,484
Pantry Inc.		7.750%	2/15/14	875	875
Toys “R” Us, Inc.		7.875%	4/15/13	3,110	2,776
Toys “R” Us, Inc.		7.375%	10/15/18	130	104

					17,823

Special Purpose	7.9%
AAC Group Holding Corporation		0.000%	10/1/12	5,450	3,924	A,C
Alamosa Incorporated		11.000%	7/31/10	923	1,041
Alamosa Incorporated		8.500%	1/31/12	1,020	1,089
Di Finance Corporation		9.500%	2/15/13	4,920	5,141	A
Goodman Global Holding Company, Inc.		6.410%	6/15/12	700	684	A
H & E Equipment Services LLC		11.125%	6/15/12	3,460	3,875
H Lines Finance Holding Corporation		0.000%	4/1/13	2,570	2,133A,C
Milacron Escrow Corporation		11.500%	5/15/11	5,464	5,355
Norcraft Holdings LP		0.000%	9/1/12	1,150	805	C
Qwest Capital Funding, Inc.		7.900%	8/15/10	1,332	1,322
Rainbow National Services LLC		8.750%	9/1/12	930	992	A
Rainbow National Services LLC		10.375%	9/1/14	1,120	1,265	A
Texas Genco LLC		6.875%	12/15/14	1,313	1,336	A
The Williams Companies, Inc. Credit Certificate Trust		6.750%	4/15/09	1,590	1,618	A
UCAR Finance Inc.		10.250%	2/15/12	3,176	3,406
UGS Corporation		10.000%	6/1/12	1,640	1,796
Vanguard Health Holding Company II		9.000%	10/1/14	1,310	1,395

					37,177

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Corporate Bonds and Notes—Continued
Steel Products	1.7%
Allegheny Technologies, Inc.		8.375%	12/15/11	$2,570	$2,763
Chaparrel Steel Company		10.000%	7/15/13	2,240	2,363	A
Citisteel USA, Inc.		11.553%	9/1/10	3,070	3,024	A,D

					8,150

Storage Facilities	0.2%
Mobile Mini, Inc.		9.500%	7/1/13	987	1,091

Telecommunications	4.9%
AT&T Corp.		9.050%	11/15/11	668	752
Cincinnati Bell Inc.		7.000%	2/15/15	4,332	4,180
Hawaiian Telcom Communications, Inc.		12.500%	5/1/15	4,280	4,323	A
Qwest Communications International Inc.		7.250%	2/15/11	1,320	1,285
Qwest Communications International Inc.		7.500%	2/15/14	932	886	A
Qwest Corporation		7.875%	9/1/11	2,180	2,273
Qwest Corporation		7.120%	6/15/13	840	874	A,D
Qwest Services Corporation		13.500%	12/15/10	5,270	6,034
Telcordia Technologies Inc.		10.000%	3/15/13	400	378	A
Valor Telecommunications Enterprises		7.750%	2/15/15	2,170	2,105

					23,090

Telecommunications (Cellular/Wireless)	1.3%
Citizens Communications Company		9.250%	5/15/11	778	854
Nextel Communications, Inc.		5.950%	3/15/14	1,562	1,599
Nextel Communications, Inc.		7.375%	8/1/15	1,295	1,386
Ubiquitel Operating Company		9.875%	3/1/11	1,250	1,388
US Unwired Inc.		10.000%	6/15/12	780	897

					6,124

Transportation	4.3%
American Airlines, Inc.		7.800%	10/1/06	2,590	2,480
American Commercial Lines LLC		9.500%	2/15/15	1,790	1,933
Continental Airlines, Inc.		7.568%	12/1/06	5,084	4,719
Continental Airlines, Inc.		7.033%	6/15/11	2,486	2,227
Gulfmark Offshore, Inc.		7.750%	7/15/14	2,250	2,391
Horizon Lines, LLC		9.000%	11/1/12	3,370	3,610
Kansas City Southern Railway		9.500%	10/1/08	779	854
Progress Rail Corp.		7.750%	4/1/12	1,830	1,864	A

					20,078

Total Corporate Bonds and Notes (Identified Cost—$397,344)					395,094

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities	0.2%

Fixed Rate Securities
Blackrock Capital Finance L.P. 1996-R1		9.489%	9/25/26	$1,286	$823
Ocwen Residential Mortgage Corporation 1998-R1		7.000	10/25/40	410	65

Total Mortgage-Backed Securities (Identified Cost—$997)					888
Yankee BondsH	9.2%

Cable	0.3%
Rogers Cable Inc.		5.500%	3/15/14	1,650	1,522

Chemicals	1.5%
Montell Finance Co. BV		8.100%	3/15/27	1,790	1,727	A
Nell AF SARL		8.375%	8/15/15	1,360	1,330	A
Rhodia SA		10.250%	6/1/10	3,790	4,008

					7,065

Electronics	0.4%
Flextronics International Ltd.		6.500%	5/15/13	1,600	1,632

Media	0.6%
Kabel Deutschland GmbH		10.625%	7/1/14	2,565	2,834	A

Oil and Gas	1.7%
Ocean Rig Norway AS		8.375%	7/1/13	3,140	3,399	A
UtiliCorp Canada Finance Corporation		7.750%	6/15/11	940	989
Western Oil Sands Inc.		8.375%	5/1/12	3,285	3,774

					8,162

Paper and Forest Products	1.0%
Abitibi-Consolidated Inc.		7.370%	6/15/11	987	987	D
Abitibi-Consolidated Inc.		8.375%	4/1/15	950	933
Abitibi-Consolidated Inc.		7.750%	6/15/11	430	423
Ainsworth Lumber Co. Ltd.		7.250%	10/1/12	1,220	1,147
Domtar Inc.		7.875%	10/15/11	1,030	1,020

					4,510

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Yankee Bonds—Continued

Services	0.4%
Compagnie Generale de Geophysique SA		7.500%	5/15/15	$1,870		$1,945	A

Special Purpose	0.3%
JSG Funding PLC		9.625%	10/1/12	1,350		1,357

Steel (Producers)	0.5%
Ispat Inland ULC		9.750%	4/1/14	2,070		2,401

Telecommunications	1.1%
Intelsat, Ltd.		8.625%	1/15/15	360		367	A
Intelsat, Ltd.		5.250%	11/1/08	500		460
Intelsat, Ltd.		7.625%	4/15/12	4,910		4,112

						4,939

Telecommunications (Cellular/Wireless)	0.6%
Rogers Wireless Communications Inc.		9.625%	5/1/11	1,876		2,167
Rogers Wireless Communications Inc.		8.000%	12/15/12	670		708
Rogers Wireless Communications Inc.		7.500%	3/15/15	130		140

						3,015

Transportation	0.8%
OMI Corporation		7.625%	12/1/13	2,279		2,359
Teekay Shipping Corporation		8.875%	7/15/11	1,195		1,362

						3,721

Total Yankee Bonds (Identified Cost—$42,528)						43,103
Common Stocks	0.1%

Construction and Engineering	0.1%
Washington Group International, Inc.				8	shs	488	G,I

Total Common Stocks (Identified Cost—$51)

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE
Preferred Stocks	0.5%

Banking and Finance	0.3%
General Motors Corporation		68	shs	$1,180

Media	0.2%
Paxson Communications Corporation		0.155		1,054	G

Total Preferred Stocks (Identified Cost—$2,463)				2,234
Warrants	0.1%
American Tower Corporation		1	wts	259	A,H
Next Generation Network, Inc.		3		0.028	A,H
Washington Group International, Series A		6		143	H
Washington Group International, Series B		6		143	H
Washington Group International, Series C		3		71	H

Total Warrants (Identified Cost—$48)				616

Total Long-Term Securities (Identified Cost—$443,431)				442,423
Short-Term Securities	4.3%

Repurchase Agreements	4.3%
Deutsche Bank 3.7%, dated 9/30/05, to be repurchased $20,043 on 10/3/05 (Collateral: $20,363 Freddie Mac notes, 2.8%, due 12/27/06, value $20,442)		$20,037		20,037

Total Short-Term Securities (Identified Cost—$20,037)				20,037
Total Investments (Identified Cost—$463,468)	98.4%			$462,460
Other Assets Less Liabilities	1.6%			7,733

Net Assets	100.0%			$470,193

ARule	144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 20.8% of net assets.
B	Bond is in default at September 30, 2005.
CStepped	coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
DIndexed	security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2005.
EUnit	– A security which consists of a bond and warrants to purchase the common stock of the issuer.
FYankee	Bond – A dollar denominated bond issued in the U.S. by foreign entities.
GPay-in-kind	(“PIK”) security – A bond in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
HNon-income	producing.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Non-U.S. Opportunity Bond Portfolio

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Long-Term Securities	97.2%

Australian Dollar	14.3%

Government Obligations	14.3%
Commonwealth of Australia		5.250%	8/15/10	4,030	$3,064
Queensland Treasury Corp		6.000%	6/14/11	9,100	7,122B

Total Australian Dollar					10,186
British Sterling	31.3%

Corporate Bonds and Notes	8.5%

Banking and Finance	0.5%
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	368

Diversified Financial Services	8.0%
Irish Nationwide Building Society		5.875%	12/15/08	200	364
Network Rail MTN Finance PLC		4.875%	3/6/09	3,000	5,369

					5,733

Government Obligations	22.8%
United Kingdom Treasury Bond		4.750%	9/7/15	230	421
United Kingdom of Great Britain and Northern Ireland		8.000%	6/7/21	960	2,396
United Kingdom Treasury Stock		4.750%	6/7/10	4,440	8,004
United Kingdom Treasury Stock		5.000%	3/7/12	2,980	5,478

					16,299

Total British Sterling					22,400
Canadian Dollar	0.7%

Government Obligations	0.7%
Canadian Real Return Bond		4.000%	12/1/31	422	548	B
Danish Krone	6.0%

Corporate Bonds and Notes	1.5%
Nordea Kredit Realkreditaktieselskab		4.000%	10/1/35	6,560	1,042

Government Obligations	4.5%
Kingdom of Denmark		5.000%	11/15/13	17,460	3,230

Total Danish Krone					4,272

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Euro	31.3%

Corporate Bonds and Notes	11.5%

Banks	3.5%
Bank Nederlandse Gemeenten NV		5.625%	10/25/10	1,850	$2,529

Diversified Financial Services	3.4%
Kreditanstalt fuer Wiederaufbau		5.250%	1/4/10	1,800	2,391

Investment Banking/Brokerage	4.6%
Caisse de Refinancement L’ Habitat		4.200%	4/25/11	2,000	2,577
Morgan Stanley		2.423%	7/20/12	600	720	C

					3,297

U.S. Government and Agency Obligations	1.7%
Freddie Mac		5.750%	9/15/10	900	1,228

Government Obligations	18.1%
Federal Republic of Germany		2.500%	9/22/06	1,740	2,097
Kingdom of Spain		5.750%	7/30/32	1,970	3,235
Kingdom of the Netherlands		5.500%	1/15/28	1,270	1,978
Republic of France		3.000%	7/25/09	2,174	2,865	B
Republic of France		3.000%	7/25/12	1,968	2,721	B

					12,896

Total Euro					22,341
Norwegian Krone	2.8%

Government Obligations	2.8%
Kingdom of Norway		6.500%	5/15/13	8,370	1,540
Kingdom of Norway		5.000%	5/15/15	2,820	481

Total Norwegian Krone					2,021
Polish Zloty	2.3%

Government Obligations	2.3%
Republic of Poland		6.000%	5/24/09	1,310	420
Republic of Poland		6.250%	10/24/15	3,510	1,207

Total Polish Zloty					1,627

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Swedish Krona	8.5%

Corporate Bonds and Notes	4.0%

Banking and Finance	4.0%
Stadshypotek AB		6.000%	3/18/09	20,000	$2,859

Government Obligations	4.5%
Kingdom of Sweden		5.500%	10/8/12	21,370	3,203

Total Swedish Krona					6,062

Total Long-Term Securities (Identified Cost—$64,934)					69,457
Short-Term Securities	0.2%
Repurchase Agreements
Goldman, Sachs & Company 3.8%, dated 9/30/05, to be repurchased at $161 on 10/3/05 (Collateral: $125 Tennessee Valley Authority bonds, 7.125%, due 5/1/30, value $167)				$161	161

Total Short-Term Securities (Identified Cost—$161)
Total Investments (Identified Cost—$65,095)	97.4%				$69,618
Other Assets Less Liabilities	2.6%				1,828

Net Assets	100.0%				$71,446

	EXPIRATION	ACTUAL CONTRACT	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedD
Bundesobligation Futures	December 2005	31	$24
Bundesobligation Futures	December 2005	55	42

			$66

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
C	Indexed security – The rate of interest earned on this security is tied to the London Interbank Offered Rate (“LIBOR”). The coupon rate is the rate as of September 30, 2005.
D	Options and futures are described in more detail in the notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2005 (Unaudited)

(Amounts in Thousands)

Western Asset Limited Duration Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$82,624)		$82,122
Short-term securities at value (Identified Cost—$50)		50
Cash		2,434
Receivable for fund shares sold		500
Receivable for futures variation margin		10
Interest and dividends receivable		626

Total assets		85,742

Liabilities:
Payable for securities purchased	$4,048
Accrued management fee	3
Accrued expenses	32

Total liabilities		4,083

Net Assets		$81,659

Net assets consist of:
Accumulated paid-in-capital applicable to:
8,269 Institutional Class shares outstanding		$82,299
Undistributed net investment income		7
Accumulated net realized loss on investments and futures		(192)
Unrealized depreciation of investments and futures		(455)

Net Assets		$81,659

Net Asset Value Per Share:
Institutional Class		$9.88

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Intermediate Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$838,244)A		$833,260
Short-term securities at value (Identified Cost—$77,281)		77,278
Receivable for securities sold		59,394
Receivable for fund shares sold		2,350
Interest and dividends receivable		6,680

Total assets		978,962

Liabilities:
Obligation to return collateral for securities loaned	$179,860
Payable for securities purchased	83,840
Payable for fund shares repurchased	3
Income distribution payable	134
Accrued management fee	208
Accrued expenses	86
Interest payable	16
Options written (Proceeds—$221)	218
Swap contracts at value	16
Futures variation margin	117

Total liabilities		264,498

Net Assets		$714,464

Net assets consist of:
Accumulated paid-in-capital applicable to:
68,590 Institutional Class shares outstanding		$719,809
Undistributed net investment income		253
Accumulated net realized loss on investments, options, futures and swaps		(90)
Unrealized depreciation of investments, options, futures and swaps		(5,508)

Net Assets		$714,464

Net Asset Value Per Share:
Institutional Class		$10.42

A	Market value of securities on loan is $176,243.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Intermediate Plus Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$47,268)		$46,922
Short-term securities at value (Identified Cost—$2,982)		2,982
Cash and foreign currencies		1,994
Swap contracts at value		20
Receivable for fund shares repurchased		821
Receivable for securities sold		4,927
Interest and dividends receivable		509

Total assets		58,175

Liabilities:
Payable for securities purchased	$6,977
Options written (Proceeds—$16)	16
Income distribution payable	46
Futures variation margin	11
Unrealized depreciation of forward foreign currency contracts	16
Accrued expenses	47

Total liabilities		7,113

Net Assets		$51,062

Net assets consist of:
Accumulated paid-in-capital applicable to:
5,144 Institutional Class shares outstanding		$51,407
Undistributed net investment income		8
Undistributed net realized gain on investments, options, futures, swaps and foreign currency transactions		38
Unrealized depreciation of investments, options, futures, swaps and foreign currency translations		(391)

Net Assets		$51,062

Net Asset Value Per Share:
Institutional Class		$9.93

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$6,037,296)A		$6,026,607
Short-term securities at value (Identified Cost—$573,557)		570,434
Cash		1,260
Receivable for securities sold		8,541
Receivable for fund shares sold		92,336
Interest and dividends receivable		33,031
Other assets		1

Total assets		6,732,210

Liabilities:
Obligation to return collateral for securities loaned	$998,356
Payable for securities purchased	1,570,502
Payable for fund shares repurchased	11,442
Accrued management fee	1,401
Accrued distribution fee	66
Income distribution payable	1,060
Interest expense payable	3,749
Options written (Proceeds—$13,721)	11,947
Futures variation margin	456
Swap contracts at value	6,385
Accrued expenses	380

Total liabilities		2,605,744

Net Assets		$4,126,466

Net assets consist of:
Accumulated paid-in-capital applicable to:
335,221 Institutional Class shares outstanding		$3,799,973
28,121 Financial Intermediary Class shares outstanding		321,340
Overdistributed net investment income		(5,768)
Undistributed net realized gain on investments, options, futures and swaps		23,411
Unrealized depreciation of investments, options, futures and swaps		(12,490)

Net Assets		$4,126,466

Net Asset Value Per Share:
Institutional Class		$11.36
Financial Intermediary Class		$11.36

A	Market value of securities on loan is $978,251.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset Core Plus Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$8,231,433)A		$8,261,130
Short-term securities at value (Identified Cost—$1,153,841)		1,148,634
Cash and foreign currencies		194,103
Receivable for securities sold		92,085
Receivable for fund shares sold		17,871
Interest and dividends receivable		52,933

Total Assets		9,766,756
Liabilities:
Obligation to return collateral for securities loaned	$1,500,496
Payable for securities purchased	2,274,740
Payable for fund shares repurchased	838
Accrued management fee	1,948
Accrued distribution fee	60
Income distribution payable	1,900
Interest expense payable	8,231
Options written (Proceeds—$22,669)	19,567
Swap contracts at value	3,027
Futures variation margin	1,632
Unrealized depreciation of forward foreign currency contracts	3,131
Accrued expenses	565

Total liabilities		3,816,135

Net Assets		$5,950,621

Net assets consist of:
Accumulated paid-in-capital applicable to:
532,397 Institutional Class shares outstanding		$5,531,228
29,892 Financial Intermediary Class shares outstanding		317,934
Undistributed net investment income		8,713
Undistributed net realized gain on investments, options, futures, swaps and foreign currency transactions		69,939
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations		22,807

Net Assets		$5,950,621

Net Asset Value Per Share:
Institutional Class		$10.58
Financial Intermediary Class		$10.59

A	Market value of securities on loan is $1,470,363.

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Inflation Indexed Plus Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$592,615)A		$604,718
Short-term securities at value (Identified Cost—$5,171)		5,162
Cash and foreign currencies		842
Receivable for fund shares sold		22
Receivable for securities sold		642
Interest and dividends receivable		3,753
Unrealized appreciation of forward foreign currency contracts		435

Total assets		615,574

Liabilities:
Obligation to return collateral for securities loaned	$118,493
Payable for securities purchased	26,138
Income distribution payable	187
Accrued management fee	61
Options written (Proceeds—$146)	454
Swap contracts at value	791
Futures variation margin	127
Accrued expenses	59

Total liabilities		146,310

Net Assets		$469,264

Net assets consist of:
Accumulated paid-in-capital applicable to:
43,701 Institutional Class shares outstanding		$454,840
Overdistributions net investment income		(15)
Undistributed net realized gain on investments, options, futures, swaps and foreign currency transactions		2,986
Unrealized appreciation of investments, options, futures, swaps and foreign currency translations		11,453

Net Assets		$469,264

Net Asset Value Per Share:
Institutional Class		$10.74

A	Market value of securities on loan is $116,150.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF ASSETS AND LIABILITIES—Continued

Western Asset High Yield Portfolio

Assets:
Investment securities at market value (Identified Cost—$443,431)		$442,423
Short-term securities at value (Identified Cost—$20,037)		20,037
Cash		1,855
Receivable for securities sold		4,370
Interest and dividends receivable		9,715

Total assets		478,400

Liabilities:
Payable for securities purchased	$7,928
Accrued management fee	214
Accrued expenses	65

Total liabilities		8,207

Net Assets		$470,193

Net assets consist of:
Accumulated paid-in-capital applicable to:
45,536 Institutional Class shares outstanding		$462,715
Undistributed net investment income		8,010
Undistributed net realized gain on investments		476
Unrealized depreciation of investments		(1,008)

Net Assets		$470,193

Net Asset Value Per Share:
Institutional Class		$10.33

See notes to financial statements.

Semi-Annual Report to Shareholders

Western Asset Non U.S. Opportunity Bond Portfolio

Assets:
Investment securities at market value (Identified Cost—$64,934)		$69,457
Short-term securities at value (Identified Cost—$161)		161
Cash and foreign currencies		401
Futures variation margin		66
Receivable for fund shares sold		240
Interest and dividends receivable		1,348

Total assets		71,673

Liabilities:
Unrealized depreciation of forward foreign currency contracts	$189
Accrued management fee	3
Accrued expenses	35

Total liabilities		227

Net Assets		$71,446

Net assets consist of:
Accumulated paid-in-capital applicable to:
6,268 Institutional Class shares outstanding		$56,617
Overdistributions of net investment income		(686)
Undistributed net realized gain on investments, options, futures and foreign currency transactions		11,167
Unrealized appreciation of investments, options, futures and foreign currency translations		4,348

Net Assets		$71,446

Net Asset Value Per Share:
Institutional Class		$11.40

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENTS OF OPERATIONS

(Amounts in Thousands) (Unaudited)

	SIX MONTHS ENDED SEPTEMBER 30, 2005
	WESTERN ASSET LIMITED DURATION BOND PORTFOLIO	WESTERN ASSET INTERMEDIATE BOND PORTFOLIO	WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
Investment Income:
Interest	$1,138	$15,375	$1,008
Dividends	35	458	22

Total income	1,173	15,833	1,030

Expenses:
Advisory fee	102	1,377	96
Distribution fee:
Financial Intermediary Class	N/A	N/A	N/A
Audit and legal fees	45	61	53
Custodian fees	23	94	34
Directors’ fees and expenses	1	25	1
Registration fees	25	23	2
Reports to shareholders	3	15	8
Transfer agent and shareholder servicing expense:
Institutional Class	7	19	7
Financial Intermediary Class	N/A	N/A	N/A
Other expenses	5	24	4

	211	1,638	205
Less: Fees waived	(94)	(80)	(96)
Compensating balance creditsA	(1)	(8)	(1)

Total expenses, net of waivers and compensating balance credits	116	1,550	108

Net Investment Income	1,057	14,283	922

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(126)	(573)	34
Options	—	647	58
Futures	(37)	(331)	78
Foreign currency transactions	N/A	N/A	2
Swaps	—	31	4

	(163)	(226)	176

Change in unrealized gain/(loss) on:
Investments	(153)	358	54
Assets and liabilities denominated in foreign currencies	N/A	N/A	1

	(153)	358	55

Net Realized and Unrealized Gain/(Loss) on Investments	(316)	133	231

Change in Net Assets Resulting From Operations	$741	$14,415	$1,153

A	See note 1, compensating balance credits, in the notes to financial statements.
B	Amounts less than $1.

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

SIX MONTHS ENDED SEPTEMBER 30, 2005
WESTERN ASSET CORE BOND PORTFOLIO	WESTERN ASSET CORE PLUS BOND PORTFOLIO	WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO	WESTERN ASSET HIGH YIELD PORTFOLIO	WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO

$88,309	$118,147	$13,765	$18,458	$1,621
1,437	1,165	—	99	—

89,746	119,312	13,765	18,557	1,621

8,016	10,777	465	1,226	191

370	288	N/A	N/A	N/A
120	171	46	45	44
359	501	68	64	40
105	141	16	13	3
103	173	4	11	11
30	55	9	9	3

62	48	11	9	8
15	6	N/A	N/A	N/A
38	38	15	17	10

9,218	12,198	634	1,394	310
—	(5)	(47)	—	(77)
(11)	(11)	(6)	(5)	—B

9,207	12,182	581	1,389	233

80,539	107,130	13,184	17,168	1,388

1,972	24,009	4,116	791	2,431
4,779	(5,581)	20	—	—
665	24,619	(819)	—	2
N/A	(975)	(63)	—	8,739
12,366	19,995	607	—	—

19,782	62,067	3,861	791	11,172

4,155	(14,078)	(2,625)	(2,471)	(8,617)
—	210	(1)	—	(33)

4,155	(13,868)	(2,626)	(2,471)	(8,650)

23,937	48,199	1,235	(1,679)	2,522

$104,476	$155,329	$14,419	$15,488	$3,910

Semi-Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in Thousands)

	WESTERN ASSET LIMITED DURATION BOND PORTFOLIO		WESTERN ASSET INTERMEDIATE BOND PORTFOLIO		WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
	SIX MONTHS ENDED 9/30/05	YEARS ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEARS ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEAR ENDED 3/31/05
Change in Net Assets:	(UNAUDITED)		(UNAUDITED)		(UNAUDITED)
Net investment income	$1,057	$855	$14,283	$21,360	$922	$530

Net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	(163)	66	(226)	7,190	176	(107)

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	(153)	(552)	358	(19,466)	55	(446)

Change in net assets resulting from operations	741	369	14,415	9,084	1,153	(23)

Distributions to Shareholders:
From net investment income:
Institutional Class	(1,050)	(882)	(14,109)	(21,565)	(932)	(543)
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A	N/A

From net realized gain on investments:
Institutional Class	—	(62)	(6,581)	(15,309)	—	—
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A	N/A

Change in net assets from
Fund share transactions:
Institutional Class	44,542	11,819	60,259	101,041	10,204	41,203
Financial Intermediary Class	N/A	N/A	N/A	N/A	N/A	N/A

Change in net assets	44,233	11,244	53,984	73,251	10,425	40,637

Net Assets:
Beginning of period	37,426	26,182	660,480	587,229	40,637	—

End of period	$81,659	$37,426	$714,464	$660,480	$51,062	$40,637

Under/(Over) distributed net investment income	$7	$—	$253	$79	$8	$18

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO		WESTERN ASSET CORE PLUS BOND PORTFOLIO		WESTERN ASSET INFLATION INDEXED PLUS BOND PORTFOLIO		WESTERN ASSET HIGH YIELD PORTFOLIO		WESTERN ASSET NON-U.S. OPPORTUNITY BOND PORTFOLIO
SIX MONTHS ENDED 9/30/05	YEAR ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEAR ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEARS ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEARS ENDED 3/31/05	SIX MONTHS ENDED 9/30/05	YEARS ENDED 3/31/05
(UNAUDITED)		(UNAUDITED)		(UNAUDITED)		(UNAUDITED)		(UNAUDITED)
$80,539	$94,566	$107,130	$130,635	$13,184	$14,553	$17,168	$25,540	$1,388	$3,166

19,782	21,564	62,067	109,589	3,861	1,791	791	9,217	11,172	5,065

4,155	(68,316)	(13,868)	(83,280)	(2,626)	(2,789)	(2,471)	(5,788)	(8,650)	(506)

104,476	47,814	155,329	156,944	14,419	13,555	15,488	28,969	3,910	7,725

(79,688)	(88,562)	(113,387)	(129,075)	(13,797)	(14,661)	(16,111)	(21,159)	(167)	(2,732)
(6,137)	(5,081)	(4,863)	(2,045)	N/A	N/A	N/A	N/A	N/A	N/A

(1,163)	(62,444)	(14,478)	(86,844)	(942)	(12,719)	(5,384)	—	(611)	(137)
(94)	(3,343)	(622)	(995)	N/A	N/A	N/A	N/A	N/A	N/A

513,084	1,195,269	1,047,306	1,338,685	7,838	129,192	61,783	217,149	(20,856)	(12,713)
52,688	150,821	125,197	185,779	N/A	N/A	N/A	N/A	N/A	N/A

583,166	1,234,474	1,194,482	1,462,449	7,518	115,367	55,776	224,959	(17,724)	(7,857)

3,543,300	2,308,826	4,756,139	3,293,690	461,746	346,379	414,417	189,458	89,170	97,027

$4,126,466	$3,543,300	$5,950,621	$4,756,139	$469,264	$461,746	$470,193	$414,417	$71,446	$89,170

$(5,768)	$(482)	$8,713	$19,833	$(15)	$598	$8,010	$6,953	$(686)	$(1,907)

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS	TOTAL FROM INVESTMENT OPERATIONS
Western Asset Limited Duration Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$9.89	$.18D		$(.01)	$.17
Years Ended March 31,
2005	10.09	.24	D	(.17)	.07
2004E	10.00	.08	D	.09	.17

Western Asset Intermediate Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$10.51	$.22	H	$.01	$.23
Years Ended March 31,
2005	11.01	.38	H	(.22)	.16
2004	10.92	.44	H	.36	.80
2003	10.39	.53		.62	1.15
2002	10.65	.57	H	(.13)	.44
2001	10.09	.68	H	.56	1.24

Western Asset Intermediate Plus Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$9.86	$.19	I	$.07	$.26
Year Ended March 31, 2005	10.00	.32	I	(.14)	.18

Western Asset Core Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$11.29	$.24		$.08	$.32
Years Ended March 31,
2005	11.81	.39		(.21)	.18
2004	11.57	.41		.45	.86
2003	11.01	.55		.65	1.20
2002	11.09	.62	J	.05	.67
2001	10.39	.73	J	.70	1.43
—Financial Intermediary Class
Six Months Ended, September 30, 2005C	$11.29	$.22		$.09	$.31
Years Ended March 31,
2005	11.81	.38		(.23)	.15
2004	11.57	.40	K	.43	.83
2003	11.02	.53		.63	1.16
2002	11.10	.59	K	.06	.65
2001	10.40	.70	K	.70	1.40

Semi-Annual Report to Shareholders

DISTRIBUTIONS					RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS		TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETSA		NET EXPENSES TO AVERAGE NET ASSETSB		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.18)		$—	$(.18)	$9.88	1.70	%F	.40	%D,G	0.40	%D,G	3.7	%D,G	83.5	%F	$81,659

(.25)		(.02)	(.27)	9.89	.69%		.40	%D	0.40	%D	2.4	%D	231.5%		37,426
(.08)		—	(.08)	10.09	1.69	%F	.40	%D,G	0.40	%D,G	1.6	%D,G	125.5	%F	26,182

$(.22)		$(.10)	$(.32)	$10.42	2.19	%F	.45	%G,H	0.45	%G,H	4.10	%G,H	116.37	%F	$714,464

(.38)		(.28)	(.66)	10.51	1.66%		.45	%H	0.45	%H	3.6	%H	215.7%		660,480
(.44)		(.27)	(.71)	11.01	7.58%		.45	%H	0.45	%H	4.0	%H	255.1%		587,229
(.53)		(.09)	(.62)	10.92	11.37%		.45%		0.45%		5.0%		238.5%		539,874
(.57)		(.13)	(.70)	10.39	4.20%		.45	%H	0.45	%H	5.3	%H	274.8%		628,196
(.68)		—	(.68)	10.65	12.79%		.45	%H	0.45	%H	6.6	%H	328.4%		457,822

$(.19)		$—	$(.19)	$9.93	2.69	%F	.45	%G,I	0.45	%G,I	3.8	%G,I	184.2	%F	$51,062
(.32)		—	(.32)	9.86	1.81	%F	.45	%G,I	0.45	%G,I	3.1	%G,I	463.5	%F	40,637

$(.25)	$	N.M.	$(.25)	$11.36	2.90	%F	.45	%G	0.45	%G	4.1	%G	299.23	%F	$3,807,056

(.39)		(.31)	(.70)	11.29	1.68%		.46%		0.46%		3.4%		407.2%		3,277,782
(.44)		(.18)	(.62)	11.81	7.64%		.49%		0.49%		3.5%		464.6%		2,187,219
(.55)		(.09)	(.64)	11.57	11.19%		.49%		0.49%		4.9%		438.6%		1,400,431
(.62)		(.13)	(.75)	11.01	6.14%		.50	%J	0.50	%J	5.6	%J	595.2%		971,544
(.73)		—	(.73)	11.09	14.37%		.50	%J	0.50	%J	6.8	%J	387.2%		826,459

$(.24)	$	N.M.	$(.24)	$11.36	2.76	%F	.71	%G	0.71	%G	3.9	%G	299.23	%F	$319,410

(.36)		(.31)	(.67)	11.29	1.42%		.72%		0.72%		4.2%		407.2%		265,518
(.41)		(.18)	(.59)	11.81	7.36%		.75	%K	0.75	%K	3.3	%K	464.6%		121,607
(.52)		(.09)	(.61)	11.57	10.80%		.75%		0.75%		4.1%		438.6%		79,120
(.60)		(.13)	(.73)	11.02	5.88%		.75	%K	0.75	%K	5.3	%K	595.2%		1,885
(.70)		—	(.70)	11.10	13.96%		.75	%K	0.75	%K	6.6	%K	387.2%		1,883

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS
Western Asset Core Plus Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$10.52	$.21		$.12		$.33
Years Ended March 31,
2005	10.71	.37	L	.04		.41
2004	10.40	.37	L	.55		.92
2003	9.88	.51	L	.62		1.13
2002	10.07	.56	L,M	.06	M	.62
2001	9.48	.66	L	.59		1.25
—Financial Intermediary Class
Six Months Ended, September 30, 2005C	$10.52	$.17	N	$.16		$.33
Years Ended March 31,
2005	10.71	.35	N	.04		.39
2004	10.40	.36	N	.54		.90
2003	9.87	.48	N	.63		1.11
2002O	10.04	.11	M,N	(.17	)M	(.06)

Western Asset Inflation Indexed Plus Bond Portfolio
—Institutional Class
Six Months Ended, September 30, 2005C	$10.74	$.31P		$.03		$.34
Years Ended March 31,
2005	11.24	.42	P	(.10)		.32
2004	10.96	.37	P	.71		1.08
2003	9.92	.51	P	1.19		1.70
2002	9.98	.41	P	.01		.42
2001Q	10.00	.08	P	(.02)		.06

Western Asset High Yield Portfolio
—Institutional Class
Six Months Ended September, 2005C	$10.49	$.38		$(.03)		$.35
Years Ended March 31,
2005	10.28	.61		.17		.78
2004	9.56	.78	R	.89		1.67
2003	10.36	.96	R	(.82)		.14
2002S	10.00	.53	R	.07		.60

Semi-Annual Report to Shareholders

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET EXPENSES TO AVERAGE NET ASSETSB		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.24)	$(.03)	$(.27)	$10.58	3.16	%F	.45	%G	.45	%G	4.1	%G	239.02	%F	$5,634,151

(.35)	(.25)	(.60)	10.52	4.01%		.45	%L	.45	%L	3.3	%L	586.1%		4,565,054
(.41)	(.20)	(.61)	10.71	9.12%		.45	%L	.45	%L	3.6	%L	463.8%		3,286,650
(.51)	(.10)	(.61)	10.40	11.78%		.45	%L	.45	%L	5.0	%L	422.6%		1,866,619
(.54)	(.27)	(.81)	9.88	6.34%		.45	%L	.45	%L	5.3	%L	590.7%		991,673
(.66)	—	(.66)	10.07	13.73%		.46	%L	.46	%L	6.8	%L	432.8%		444,451

$(.23)	$(.03)	$(.26)	$10.59	3.14	%F	.70	%G,N	.70	%G,N	3.7	%G,N	239.02	%F	$316,470

(.33)	(.25)	(.58)	10.52	3.77%		.70	%N	.70	%N	2.9	%N	586.1%		191,085
(.39)	(.20)	(.59)	10.71	8.82%		.70	%N	.70	%N	3.2	%N	463.8%		7,040
(.48)	(.10)	(.58)	10.40	11.57%		.70	%M	.70	%N	4.8	%N	422.6%		369
(.11)	—	(.11)	9.87	(.57	)%F	.70	%G,N	.70	%G,N	5.3	%G,N	590.7	%G	235

$(.32)	$(.02)	$(.34)	$10.74	3.20	%F	.25	%G,P	.25	%G,P	5.7	%G,P	103.2	%F	$469,264

(.42)	(.40)	(.82)	10.74	3.27%		.25	%P	.25	%P	3.8	%P	255.5%		461,746
(.37)	(.43)	(.80)	11.24	10.33%		.25	%P	.25	%P	3.4	%P	281.8%		346,379
(.51)	(.15)	(.66)	10.96	17.62%		.25	%P	.25	%P	4.8	%P	75.4%		290,306
(.41)	(.07)	(.48)	9.92	4.28%		.25	%P	.25	%P	5.0	%P	79.5%		210,635
(.08)	—	(.08)	9.98	.55	%F	.25	%G,P	.25	%G,P	8.9	%G,P	—		11,978

$(.38)	$(.13)	$(.51)	$10.33	3.46	%F	.63	%G	.63	%G	7.7	%G	72.6	%F	$470,193

(.57)	—	(.57)	10.49	7.81%		.62%		.62%		7.0%		121.0%		414,417
(.95)	—	(.95)	10.28	18.27%		.58	%R	.58	%R	7.9	%R	116.0%		189,458
(.94)	—	(.94)	9.56	2.22%		.55	%R	.55	%R	10.2	%R	110.1%		149,937
(.24)	—	(.24)	10.36	6.02	%F	.55	%G,R	.55	%G,R	10.4	%G,R	51.8	%G	152,729

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS—Continued

		INVESTMENT OPERATIONS
	NET ASSET VALUE, BEGINNING OF PERIOD	NET INVESTMENT INCOME		NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTIONS, FUTURES, SWAPS, AND FOREIGN CURRENCY TRANSACTIONS		TOTAL FROM INVESTMENT OPERATIONS
Western Asset Non-U.S. Opportunity Bond Portfolio
—Institutional Class
Six Months Ended September, 2005	$10.98	$.15T		$.36		$.51
Years Ended March 31,
2005	10.52	.19T		.57		.76
2004	10.91	.97T		(.01)		.96
2003	9.25	.25	T	1.52		1.77
2002	9.25	—	M,T	.46	M	.46
2001	9.59	.59	T	(.05)		.54

A	This ratio reflects expenses before compensating balance credits, but any of the voluntary expense waiver.
B	This ratio reflects expenses net of compensating balance credits and voluntary expense waivers.
C	Unaudited.
D	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.40%. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2005, 0.73%; and for the year ended March 31, 2005, 0.73%; and for the period October 1, 2003 (commencement of operations) to March 31, 2004, 0.68%.
E	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
F	Not annualized.
G	Annualized.
H	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been: for the six months ended September 30, 2005, 0.47%; and for the years ended March 31, 2005, 0.46%; 2004, 0.47%; 2002, 0.47%; and 2001, 0.47%.
I	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.45%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2005, 0.85%; and for the period ended March 31, 2005, 1.22%.
J	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2002, 0.52% and 2001, 0.53%.
K	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.75%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.76% ; 2002, 0.77%; and 2001, 0.78%.
L	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.50% to June 30, 2000, and 0.45% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2005, 0.45%; 2004, 0.48%; 2003, 0.50%; 2002, 0.54%; and 2001, 0.57%.

Semi-Annual Report to Shareholders

DISTRIBUTIONS				RATIOS/SUPPLEMENTAL DATA
FROM NET INVESTMENT INCOME	FROM NET REALIZED GAIN ON INVESTMENTS	TOTAL DISTRIBUTIONS	NET ASSET VALUE, END OF PERIOD	TOTAL RETURN		EXPENSES TO AVERAGE NET ASSETS		NET EXPENSES TO AVERAGE NET ASSETSB		NET INVESTMENT INCOME TO AVERAGE NET ASSETS		PORTFOLIO TURNOVER RATE		NET ASSETS, END OF PERIOD (IN THOUSANDS)

$(.02)	$(.07)	$(.09)	$11.40	4.70	%F	.55	%G,T	.55	%G,T	3.3	%G,T	106.9	%F	$71,446

(.29)	(.01)	(.30)	10.98	7.60%		.55	%T	.55	%T	3.2	%T	40.8%		89,170
(1.01)	(.34)	(1.35)	10.52	9.06%		.55	%T	.55	%T	4.0	%T	42.8%		97,027
(.11)	—	(.11)	10.91	19.26%		.55	%T	.55	%T	4.4	%T	187.5%		59,026
(.46)	—	(.46)	9.25	5.21%		.55	%T	.55	%T	4.5	%T	307.6%		47,487
(.88)	—	(.88)	9.25	6.31%		.55	%T	.55	%T	5.6	%T	263.4%		93,385

M	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
N	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.70%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2005, 0.71%; and for the years ended March 31, 2005, 0.71%; 2004, 0.73%; and 2003, 0.75%. For the period January 8, 2002 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
O	For the period January 8, 2002 (commencement of operations) to March 31, 2002.
P	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.25%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2005, 0.27%; and for the years ended March 31, 2005, 0.27%; 2004, 0.27%; 2003, 0.27%; and 2002, 0.67%. For the period March 1, 2001 (commencement of operations) to March 31, 2001, the annualized ratio of expenses to average net assets would have been 2.03%.
Q	For the period March 1, 2001 (commencement of operations) to March 31, 2001.
R	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55% to December 31, 2003, and 0.65% thereafter. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the years ended March 31, 2004, 0.67% and 2003, 0.67%. For the period September 28, 2001 (commencement of operations) to March 31, 2002, the annualized ratio of expenses to average net assets would have been 0.75%.
S	For the period September 28, 2001 (commencement of operations) to March 31, 2002.
T	Net of advisory fees waived by the adviser pursuant to a voluntary expense limitation of 0.55%. If no fees had been waived by the adviser, the ratio of expenses to average net assets would have been as follows: for the six months ended September 30, 2005, 0.73%; and for the years ended March 31, 2005, 0.68%; 2004, 0.80%; 2003, 0.82%; 2002, 0.82%; and 2001, 0.85%.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Limited Duration Bond Portfolio (“Limited Duration”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset High Yield Portfolio (“High Yield”), and Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, Inflation Indexed, High Yield, and Non-U.S. are not active. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Board of Directors or the Funds’ Valuation Committee pursuant to procedures adopted by the Board of Directors. In determining fair value, the Board of Directors or the Funds’ Valuation Committee considers all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2005, investment transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Limited Duration	$64,919	$27,367	$38,922	$7,944
Intermediate	446,842	306,587	423,433	331,640
Intermediate Plus	58,600	35,043	53,410	29,070
Core	12,538,650	2,286,628	11,968,005	1,345,721
Core Plus	11,026,009	4,661,712	9,650,892	3,487,307
Inflation Indexed	432,587	60,148	439,279	54,710
High Yield	—	352,584	—	309,988
Non-U.S.	—	78,761	—	85,843

Semi-Annual Report to Shareholders

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in November to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments. For the period ended September 30, 2005, the Funds earned compensating balance credits of $1 for Limited Duration, $8 for Intermediate, $1 for Intermediate Plus, $11 for Core, $11 for Core Plus, $6 for Inflation Indexed, and $5 for High Yield. Non-U.S. earned compensating balance credits of less than $1.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims in considered remote.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2005.

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2005, Intermediate Plus had capital loss carryforwards of $113, expiring in 2013. There were no capital loss carryforwards for any of the other Funds.

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At September 30, 2005, open forward currency exchange contracts were as follows:

Intermediate Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/8/05	USD	205	AUD	272	$(2)
11/8/05	USD	410	CAD	498	(20)
11/8/05	USD	1,394	EUR	1,153	6

					$(16)

Core Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/8/05	EUR	28,857	USD	34,912	$(154)
11/8/05	USD	200,043	EUR	165,560	795
11/8/05	JPY	3,680,000	USD	33,153	(622)
11/8/05	USD	23,850	AUD	31,627	(238)
11/8/05	USD	59,513	CAD	72,410	(2,912)

					$(3,131)

Semi-Annual Report to Shareholders

Inflation Indexed

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/8/05	CAD	10,340	USD	8,559	$356
11/8/05	USD	1,468	CAD	1,796	(80)
11/8/05	EUR	2,834	USD	3,430	(17)
11/8/05	USD	10,882	EUR	8,904	157
11/8/05	EUR	2,730	SEK	25,700	(16)
11/8/05	JPY	1,548,862	USD	14,045	(352)
11/8/05	USD	9,857	JPY	1,052,090	387

					$435

Non-U.S.

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/8/05	CAD	548	USD	450	$22
11/8/05	USD	905	CAD	1,100	(44)
11/8/05	EUR	2,864	AUD	8,023	(37)
11/8/05	EUR	3,108	NOK	57,272	(2)
11/8/05	NOK	40,876	EUR	6,176	7
11/8/05	EUR	665	PLN	5,524	(47)
11/8/05	EUR	18,966	USD	23,344	(499)
11/8/05	USD	54,215	EUR	44,825	226
11/8/05	HUF	148,156	USD	751	(40)
11/8/05	USD	720	HUF	148,156	8
11/8/05	NOK	17,115	USD	2,614	1
11/8/05	USD	3,383	NOK	22,119	2
11/8/05	PLN	1,220	USD	1,216	(4)
11/8/05	USD	1,740	PLN	5,956	(87)
11/8/05	SEK	17,178	USD	2,220	18
11/8/05	USD	8,431	SEK	65,546	(40)
11/8/05	USD	6,767	AUD	8,800	4
11/8/05	USD	4,227	DKK	26,146	7
11/8/05	USD	22,972	GBP	12,859	316

					$(189)

A	Definitions of currency abbreviations:

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

HUF—Hungarian forint

JPY—Japanese yen

NOK—Norwegian krone

PLN—Polish zlotych

SEK—Swedish krona

USD—United States dollar

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the call option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Semi-Annual Report to Shareholders

Activity in written call and put options during the six months ended September 30, 2005, was as follows:

	Calls		Puts
Intermediate	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2005	330	$109	406	$106
Options written	15,401,010	474	1,130	476
Options closed	(1,340)	(549)	(1,177)	(362)
Options expired	(15,400,000)	(34)	—	—
Options exercised	—	—

Options outstanding at September 30, 2005	—	$—	359	$220

	Calls		Puts
Intermediate Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2005	18	$4	26	$7
Options written	3,200,064	40	2,200,073	45
Options closed	(82)	(31)	(73)	(22)
Options expired	(3,200,000)	(13)	(2,200,000)	(14)
Options exercised	—	—	—	—

Options outstanding at September 30, 2005	—	$—	26	$16

	Calls		Puts
Core	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2005	6,504,873	$3,162	136,603,194	$2,866
Options written	250,019,011	16,648	236,919,682	15,501
Options closed	(62,207,621)	(5,730)	(142,930,925)	(5,092)
Options expired	(94,606,529)	(6,051)	(115,206,290)	(5,097)
Options exercised	(2,487)	(1,730)	(1,242)	(756)

Options outstanding at September 30, 2005	99,707,247	$6,299	115,384,419	$7,422

	Calls		Puts
Core Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2005	9,008,669	$6,366	191,104,704	$4,321
Options written	434,028,097	25,944	512,627,431	25,428
Options closed	(26,710,891)	(8,170)	(199,478,458)	(7,640)
Options expired	(229,807,363)	(7,869)	(254,006,969)	(7,228)
Options exercised	(7,351)	(5,856)	(3,473)	(2,629)

Options outstanding at September 30, 2005	186,511,161	$10,415	250,243,235	$12,254

	Calls		Puts
Inflation Indexed	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2005	38	$24	—	$—
Options written	320	156	1,197	146
Options closed	(282)	(130)	—	—
Options expired	(76)	(50)	—	—
Options exercised	—	—	—	—

Options outstanding at September 30, 2005	—	$—	1,197	$146

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Intermediate Plus, Core Plus and Inflation Indexed, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2005, are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty. Periodic payments received or made by the Funds are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Credit default swaps (denoted in the table on the following pages by a superscript 1) involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Funds may enter into credit default swaps in which a Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts (denoted in the table on the following pages by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Semi-Annual Report to Shareholders

WESTERN ASSET INTERMEDIATE BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.36% Quarterly	$2,275	$5

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.29% Quarterly	2,400	20

Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeC	3-month LIBORE Quarterly	2,200	33

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	6,500	8

				$13,375	$66

WESTERN ASSET INTERMEDIATE PLUS BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.36% Quarterly	$100	$ N.M.

JP Morgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.58% Quarterly	200	1

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	400	0.4

Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event noticeB	3.75% Quarterly	396	5

The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event noticeB	4.30% Quarterly	248	8

				$1,344	$14

WESTERN ASSET CORE BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.830% Quarterly	$12,500	$281

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORE + 160 bpF, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	$784	$2

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORE + 250 bpF, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	784	(5)

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8 1-Month LIBORE + 138 bpF, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9 1-Month LIBORE + 220 bpF, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeD	784	(6)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORE +190 bpF, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeD	1,046	(0.4)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2 1Month LIBORE + 130 bpF, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3 1-Month LIBORE + 200 bpF, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeD	784	(10)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORE + 300 bpF, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeD	1,046	(10)

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBORE + 225 bpF, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeD	784	1

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBORE + 350 bpF, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	$784	$(7)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.400% Quarterly	6,500	(288)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORE + 180 bpF, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORE + 315 bpF, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeD	784	(8)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORE + 135 bpF, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORE + 100 bpF, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeD	784	(7)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBORE + 190 bpF, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	784	2

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBORE + 325 bpF, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	784	(5)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORE + 350 bpF, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	$1,046	$(5)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORE + 170 bpF, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	784	2

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORE + 275 bpF, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeD	784	(8)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8 1-Month LIBORE + 153 bpF, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9 1-Month LIBORE + 240 bpF, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeD	784	(6)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORE + 375 bpF, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeD	1,046	(7)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORE + 135 bpF, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	784	2

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORE + 225 bpF, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	784	(5)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORE + 130 bpF, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	784	2

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORE + 205 bpF, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	$784	$(5)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBORE + 130 bpF, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBORE + 215 bpF, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeD	784	(9)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORE + 325 bpF, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	1,046	(6)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORE + 140 bpF, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	784	1

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORE + 205 bpF, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeD	784	(10)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORE + 135 bpF, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	784	2

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORE + 195 bpF, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	784	(7)

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBORE + 155 bpF, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeD	784	1

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBORE + 250 bpF, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeD	$784	$(9)

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBORE + 230 bpF, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeD	1,046	0

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORE + 165 bpF, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeD	784	2

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBORE + 260 bpF, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	784	(8)

Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.360% Quarterly	1,170	2

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeC	5.250% Quarterly	3,340	154

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.250% Quarterly	1,100	(54)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,300	(148)

Deutsche Bank AG (Fannie Mae, 6.00%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeB	0.215% Quarterly	11,700	(56)

Deutsche Bank AG (Ford Motor Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeB	2.930% Quarterly	1,700	(285)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.290% Quarterly	15,600	133

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2007	Specified amount upon credit event noticeB	2.280% Quarterly	$5,000	$(33)

Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeB	3.510% Quarterly	1,700	(369)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.60% Quarterly	Specified amount upon credit event noticeD	7,400	(46)

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event noticeD	7,400	103

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.25% Quarterly	9,740	(70)

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.15% Quarterly	Specified amount upon credit event noticeD	25,000	322

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeB	1.30% Quarterly	8,320	(230)

Deutsche Bank AG2	January 14, 2007	3-month LIBORE	3.571% Semi-annually	150,920	(1,746)

Deutsche Bank AG2	June 17, 2010	3-month LIBORE	4.3132% Semi-annually	31,430	(434)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	10,500	(653)

JP Morgan Chase & Co. (DJCDX IG4)[1]	June 20, 2015	0.260% Quarterly	Specified amount upon credit event noticeD	6,000	(30)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.250% Quarterly	10,000	(434)

Lehman Brothers Holdings Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.50% Quarterly	13,900	101

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeD	$8,800	$157

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeD	800	14

Lehman Brothers Holdings Inc.[2]	October 28, 2014	4.378% Semi-annually	3-month LIBORE	87,400	2,461

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeB	0.420% Quarterly	2,100	9

Merrill Lynch & Co., Inc. (DJCDX IG4)[1]	June 20, 2015	0.264% Quarterly	Specified amount upon credit event noticeD	15,000	60

RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeB	4.260% Quarterly	25,000	(106)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.300% Quarterly	1,730	(45)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.530% Quarterly	25,000	(442)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.900% Quarterly	2,400	(10)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	7,500	184

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.800% Quarterly	5,900	(157)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.100% Quarterly	5,800	(95)

Semi-Annual Report to Shareholders

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.700% Quarterly	$12,500	$0.1

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.400% Quarterly	12,500	350

RBS Greenwich (Time Warner Inc 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	0.470% Quarterly	5,000	(16)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeB	0.500% Quarterly	12,500	(36)

RBS Greenwich (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	36,300	(11)

RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeD	17,900	(178)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.750% Quarterly	1,900	36

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,400	(159)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.680% Quarterly	25,000	(304)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	5,000	179

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.950% Quarterly	5,000	247

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	18,500	(1,043)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	0.255% Quarterly	Specified amount upon credit event noticeB	$4,700	$4

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	0.2625% Quarterly	Specified amount upon credit event noticeB	4,700	3

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.40% Quarterly	17,600	149

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.40% Quarterly	45,500	461

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.50% Quarterly	5,200	38

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.70% Quarterly	5,300	60

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	50,000	908

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	100,000	2,485

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.05% Quarterly	50,000	(601)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.050% Quarterly	17,000	(129)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.050% Quarterly	33,200	184

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORE	3.215% Semi-annually	26,500	(657)

The Goldman Sachs Group, Inc.[2]	October 18, 2014	4.492% Semi-annually	3-month LIBORE	39,000	773

				$1,113,214	$872

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Ford Motor Credit Company 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.830% Quarterly	$12,500	$281

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORE + 160 bpF, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	1,122	3

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORE + 250 bpF, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	1,122	(7)

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBORE + 138 bpF, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBORE + 220 bpF, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeD	1,122	(9)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2 1-Month LIBORE +190 bpF, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeD	1,494	(1)

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1Month LIBORE + 130 bpF, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBORE + 200 bpF, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeD	1,122	(14)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORE + 300 bpF, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeD	1,494	(15)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9, 1-Month LIBORE + 225 bpF, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeD	$1,122	$1

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10, 1-Month LIBORE + 350 bpF, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	1,122	(11)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.400% Quarterly	9,000	(399)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.320% Quarterly	2,400	(39)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBORE + 180 bpF, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBORE + 315 bpF, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeD	1,122	(11)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBORE + 135 bpF, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBORE + 100 bpF, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeD	1,122	(10)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBORE + 190 bpF, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	1,122	3

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBORE + 325 bpF, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	$1,122	$(8)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBORE + 350 bpF, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	1,494	(8)

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBORE + 170 bpF, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBORE + 275 bpF, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeD	1,122	(12)

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBORE + 153 bpF, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBORE + 240 bpF, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeD	1,122	(8)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3, 1-Month LIBORE + 375 bpF, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeD	1,494	(10)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2, 1-Month LIBORE + 130 bpF, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	1,122	3

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3, 1-Month LIBORE + 205 bpF, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	$1,122	$(7)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2, 1-Month LIBORE + 135 bpF, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	1,122	3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3, 1-Month LIBORE + 225 bpF, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	1,122	(7)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBORE + 130 bpF, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBORE + 215 bpF, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeD	1,122	(13)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBORE + 325 bpF, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeD	1,494	(9)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBORE + 140 bpF, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBORE + 205 bpF, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeD	1,122	(14)

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBORE + 135 bpF, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeD	$1,122	$3

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBORE + 195 bpF, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	1,122	(10)

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBORE + 155 bpF, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeD	1,122	2

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9, 1-Month LIBORE + 250 bpF, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeD	1,122	(12)

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBORE + 230 bpF, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeD	1,494	0

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBORE + 165 bpF, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeD	1,122	3

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBORE + 260 bpF, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeD	1,122	(12)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.2500% Quarterly	50,000	(318)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeD	25,000	322

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (iBoxx HY 2B)[1]	September 20, 2009	Specified amount upon credit event noticeB	4.3000% Quarterly	$4,950	$314

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	3,078	195

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	3,078	195

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	15,539	441

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	11,532	240

Deutsche Bank AG (Apache Corporation, 6.25%, due 4/15/12)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.360% Quarterly	1,265	3

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeB	2.9500% Quarterly	2,250	26

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeB	5.2500% Quarterly	3,460	160

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.250% Quarterly	1,600	(78)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	3,020	(57)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	5,430	(103)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.320% Quarterly	3,200	(58)

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeB	0.2150% Quarterly	17,000	(82)

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Ford Motor Company 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeB	2.930% Quarterly	$2,600	$(437)

Deutsche Bank AG (Freddie Mac 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.290% Quarterly	25,100	214

Deutsche Bank AG (General Motors Acceptance Corporation, 6.75%, due 12/1/14)[1]	December 20, 2005	Specified amount upon credit event noticeB	1.750% Quarterly	8,400	(4)

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	2.280% Quarterly	5,500	(36)

Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeB	3.510% Quarterly	2,600	(564)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeB	4.2500% Quarterly	9,800	527

Deutsche Bank AG (iBoxx 100 IG)[1]	March 20, 2009	4.2500% Quarterly	Specified amount upon credit event noticeD	3,636	4

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeB	1.2500% Quarterly	13,760	(98)

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeB	1.3000% Quarterly	11,560	(319)

Deutsche Bank AG (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.6000% Quarterly	5,356	147

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeD	6,450	(40)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeD	9,500	(59)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.2500% Quarterly	Specified amount upon credit event noticeD	$9,500	$132

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	4.2500% Quarterly	Specified amount upon credit event noticeD	1,862	(102)

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeB	4.8000% Quarterly	2,559	213

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeB	5.0000% Quarterly	4,884	188

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeB	5.0000% Quarterly	9,767	339

Deutsche Bank AG2	January 14, 2007	3-month LIBORE	3.571% Quarterly	199,990	(2,313)

Deutsche Bank AG2	January 10, 2008	3-month LIBORE	3.7538% Semi-annually	143,500	(2,565)

Deutsche Bank AG2	June 17, 2010	3-month LIBORE	4.3132% Semi-annually	41,570	(574)

JP Morgan Chase & Co. (DJCDX IG4)[1]	June 20, 2015	0.260% Quarterly	Specified amount upon credit event noticeD	7,100	(36)

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	14,300	(889)

JP Morgan Chase & Co.[2]	October 18, 2014	4.4926% Semi-annually	3-month LIBORE	51,300	1,012

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	3.650% Quarterly	25,000	(1,086)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeD	1,500	26

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.1500% Quarterly	Specified amount upon credit event noticeD	12,600	225

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	$3,225	$116

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	3,323	40

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	3,323	40

Lehman Brothers Holdings Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.5000% Quarterly	19,700	143

Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.6000% Quarterly	Specified amount upon credit event noticeD	9,000	(89)

Lehman Brothers Holdings Inc.[2]	October 28, 2014	4.3780% Semi-annually	3-month LIBORE	124,400	3,503

Merrill Lynch & Co., Inc. (DJCDX IG4)[1]	June 20, 2015	0.264% Quarterly	Specified amount upon credit event noticeD	22,000	88

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	2.300% Quarterly	1,610	(33)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeC	0.4200% Quarterly	2,980	12

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event noticeB	4.300% Quarterly	5,000	(131)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.900% Quarterly	5,440	(22)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	7,500	184

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.800% Quarterly	7,500	(200)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.100% Quarterly	$8,000	$(131)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	7.700% Quarterly	12,500	0

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.400% Quarterly	12,500	350

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.100% Quarterly	8,000	(417)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.630% Quarterly	19,600	(658)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.900% Quarterly	10,000	(252)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2005	Specified amount upon credit event noticeB	7.200% Quarterly	7,820	(154)

RBS Greenwich (iBoxx CDX5)[1]	December 20, 2010	Specified amount upon credit event noticeB	2.0000% Quarterly	30,900	53

RBS Greenwich (iBoxx Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.9000% Quarterly	50,000	(16)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.550% Quarterly	1,600	3

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.550% Quarterly	3,900	1

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.500% Quarterly	$3,920	$0

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeB	3.670% Quarterly	5,000	26

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeB	0.470% Quarterly	5,000	(16)

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeB	0.500% Quarterly	12,500	(36)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,900	(216)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeB	1.670% Quarterly	1,900	(216)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.750% Quarterly	2,500	48

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.900% Quarterly	10,000	332

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.750% Quarterly	10,000	270

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.950% Quarterly	500	17

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	5,000	179

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeB	8.950% Quarterly	5,000	247

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeB	6.000% Quarterly	$25,100	$(1,415)

The Goldman Sachs Group, Inc. (iBoxx CDX5)[1]	December 20, 2010	Specified amount upon credit event noticeB	2.000% Quarterly	16,400	18

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	0.255% Quarterly	Specified amount upon credit event noticeB	6,500	6

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	0.2625% Quarterly	Specified amount upon credit event noticeB	6,500	3

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.40% Quarterly	23,300	197

The Goldman Sachs Group, Inc. (DJCDX IG 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.40% Quarterly	61,600	625

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	13,095	388

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	2,912	139

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeB	4.0000% Quarterly	3,714	138

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4.0000% Quarterly	Specified amount upon credit event noticeD	5,922	131

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.600% Quarterly	3,168	135

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.400% Quarterly	2,200	65

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeB	0.5000% Quarterly	7,500	54

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2015	Specified amount upon credit event noticeB	0.7000% Quarterly	7,600	86

Semi-Annual Report to Shareholders

WESTERN ASSET CORE PLUS BOND PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.050% Quarterly	$22,600	$(172)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeB	1.050% Quarterly	44,300	245

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	31,200	579

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	100,000	2,237

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.900% Quarterly	50,000	673

The Goldman Sachs Group, Inc.[2]	July 14, 2007	3-month LIBORE	4.1650% Semi-annually	45,000	(299)

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORE	3.2150% Semi-annually	37,270	(924)

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-annually	3-month LIBORE	100,000	3,271

The Goldman Sachs Group, Inc.[2]	July 14, 2010	4.3250% Semi-annually	3-month LIBORE	35,000	442

The Goldman Sachs Group, Inc.[2]	October 18, 2014	4.4915% Semi-annually	3-month LIBORE	54,000	1,070

The Goldman Sachs Group, Inc[2]	July 14, 2015	3-month LIBORE	4.5500% Semi-annually	10,000	(182)

				$2,006,786	$5,352

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx HY4)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.60% Quarterly	$9,900	$81

J.P. Morgan Chase & Co. (Ford Motor Company, 7.00%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	2.90% Quarterly	5,000	(250)

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

WESTERN ASSET INFLATION INDEXED BOND PLUS PORTFOLIO—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
J.P. Morgan Chase & Co. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	$11,700	$85

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeB	3.625% Quarterly	2,500	66

Merrill Lynch & Co., Inc. (Ford Motor Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event noticeB	5.50% Quarterly	2,500	112

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2007	Specified amount upon credit event noticeB	3.55% Quarterly	5,000	(264)

Merrill Lynch & Co., Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	5,000	(43)

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeB	4.50% Quarterly	7,500	(131)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeB	0.90% Quarterly	9,500	(22)

				$58,600	$(366)

B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
D	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
E	As of September 30, 2005, the one- and three-month London Interbank Offered Rates were 3.86% and 4.06%, respectively.
F	100 basis points = 1%.
N.M.—Not	meaningful.

4. Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities.

At September 30, 2005, the market value of securities on loan to broker-dealers was $176,243 for Intermediate, $978,251 for Core, and $1,470,363 for Core Plus and $116,150 for Inflation Indexed Plus. Cash collateral received was $179,860 for Intermediate, $998,356 for Core, $1,500,496 for Core Plus and $118,493 for Inflation Indexed Plus.

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Limited Duration, Intermediate, Intermediate Plus, Core, Core Plus, Inflation

Semi-Annual Report to Shareholders

Indexed, and High Yield. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Intermediate Plus, Core Plus and Inflation Indexed. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of each Fund’s average daily net assets. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts. The following chart shows annual rates of management fees, expense limits, and management fees waived for each Fund:

Fund	Asset Breakpoint	Management Fee	Expense Limitation
Limited Duration	All asset levels	0.350%	0.40%

Intermediate	All asset levels	0.400%	0.45%

Intermediate Plus	All asset levels	0.400%	0.45%

Core
Institutional Class	Up to $500 million	0.450%	0.50%
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.75%
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Core Plus
Institutional Class	Up to $500 million	0.450%	0.45%
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Financial Intermediary Class	Up to $500 million	0.450%	0.70%
	Next $500 million	0.425%
	In excess of $1 billion	0.400%

Inflation Indexed	All asset levels	0.200%	0.25%

High Yield	All asset levels	0.550%	0.65%

Non-U.S.	All asset levels	0.450%	0.55%

Legg Mason Wood Walker, Incorporated (“LMWW”), a member of the New York Stock Exchange, serves as distributor of the Funds’ shares. LMWW receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML and LMWW are wholly owned subsidiaries of Legg Mason, Inc.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

6. Fund Share Transactions:

At September 30, 2005, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

	Sold		Reinvestment of Dividends		Repurchased		Net Change
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Limited Duration
—Institutional Class
Six Months Ended September 30, 2005	5,695	$56,507	106	$1,050	(1,316)	$(13,015)	4,485	$44,542
Year Ended Mar. 31, 2005	2,314	23,070	95	942	(1,220)	(12,193)	1,189	11,819

Intermediate
—Institutional Class
Six Months Ended September 30, 2005	10,163	$106,872	1,883	$19,779	(6,321)	$(66,392)	5,726	$60,259
Year Ended Mar. 31, 2005	15,428	163,649	3,396	35,624	(9,292)	(98,232)	9,532	101,041

Intermediate Plus
—Institutional Class
Six Months Ended September 30, 2005	1,199	$11,974	74	$738	(252)	$(2,508)	1,021	$10,204
Period Ended Mar. 31, 2005F	4,511	45,012	54	531	(442)	(4,340)	4,123	41,203

Core
—Institutional Class
Six Months Ended September 30, 2005	64,316	$734,749	6,521	$74,647	(25,947)	$(296,312)	44,890	$513,084
Year Ended Mar. 31, 2005	130,619	1,488,655	12,384	139,680	(37,948)	(433,066)	105,055	1,195,269

—Financial Intermediary Class
Six Months Ended September 30, 2005	6,359	$72,724	541	$6,198	(2,295)	$(26,234)	4,605	$52,688
Year Ended Mar. 31, 2005	16,894	192,947	746	8,418	(4,423)	(50,544)	13,217	150,821

Core Plus
—Institutional Class
Six Months Ended September 30, 2005	112,809	$1,201,615	10,869	$115,722	(25,382)	$(270,031)	98,296	$1,047,306
Year Ended Mar. 31, 2005	178,983	1,885,071	18,064	188,984	(69,914)	(735,370)	127,133	1,338,685

—Financial Intermediary Class
Six Months Ended September 30, 2005	12,929	$137,986	514	$5,479	(1,715)	$(18,268)	11,728	$125,197
Year Ended Mar. 31, 2005	19,384	205,763	286	3,027	(2,163)	(23,011)	17,507	185,779

Inflation Indexed
—Institutional Class
Six Months Ended September 30, 2005	723	$7,814	1,266	$13,689	(1,263)	$(13,665)	726	$7,838
Year Ended Mar. 31, 2005	11,379	121,576	2,469	25,781	(1,683)	(18,165)	12,165	129,192

High Yield
—Institutional Class
Six Months Ended September 30, 2005	5,393	$55,594	2,112	$21,398	(1,457)	$(15,209)	6,048	$61,783
Year Ended Mar. 31, 2005	29,305	305,054	2,049	21,159	(10,290)	(109,064)	21,064	217,149

Non-U.S.
—Institutional Class
Six Months Ended September 30, 2005	375	$4,237	69	$777	(2,295)	$(25,870)	(1,851)	$(20,856)
Year Ended Mar. 31, 2005	760	8,175	285	2,869	(2,151)	(23,757)	(1,106)	(12,713)

F	For the period from October 1, 2004 (commencement of operations) to March 31, 2005.

Semi-Annual Report to Shareholders

SHAREHOLDER MEETING RESULTS

At a Special Meeting of Stockholders of Western Asset Intermediate Bond Portfolio (the “Portfolio”) held on May 10, 2005, the following action was taken:

A change to the Portfolio’s investment objective, such that the target average modified duration of the Portfolio would be expected to range within 20% of the duration of its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index was approved as follows:

Shares Voted For	Shares Abstained
35,371,202.597	26,170,497.266

PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Funds, Inc.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

Scott F. Grannis, Vice President

Ilene S. Harker, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Vice President and Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert, Chief Compliance Officer

Lisa G. Mrozek, Secretary

Erin K. Morris, Assistant Treasurer

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2M3XG

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that the Funds use to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Quarterly portfolio holdings are available upon request

by calling 1-888-425-6432.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Wood Walker, Inc., Distributor

(9/05)

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 hereto.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment

Companies and Affiliated Purchasers

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 9.

Item 11 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President
Western Asset Funds, Inc.

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES W. HIRSCHMANN
James W. Hirschmann
President
Western Asset Funds, Inc.

Date:	November 29, 2005

By:	/s/ MARIE K. KARPINSKI
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:	November 25, 2005